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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                         Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fundamental Growth Fund

 Schedule of Investments 6/30/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.0%

 Energy - 3.6%

 Oil & Gas Equipment & Services - 2.5%

 768,958

 Schlumberger, Ltd.

 $

 66,276,490

 Oil & Gas Exploration & Production - 1.1%

 972,103

 Cabot Oil & Gas Corp.

 $

 30,660,129

 Total Energy

 $

 96,936,619

 Materials - 5.0%

 Fertilizers & Agricultural Chemicals - 1.1%

 266,934

 Monsanto Co.

 $

 28,452,495

 Industrial Gases - 0.7%

 169,737

 Praxair, Inc.

 $

 20,292,058

 Specialty Chemicals - 3.2%

 440,578

 Ecolab, Inc.

 $

 49,816,154

 320,630

 International Flavors & Fragrances, Inc.

 35,041,653

 $

 84,857,807

 Total Materials

 $

 133,602,360

 Capital Goods - 9.2%

 Aerospace & Defense - 4.6%

 247,460

 Precision Castparts Corp.

 $

 49,459,830

 670,525

 United Technologies Corp.

 74,381,338

 $

 123,841,168

 Industrial Conglomerates - 3.3%

 564,901

 3M Co.

 $

 87,164,224

 Construction & Farm Machinery & Heavy Trucks - 1.3%

 263,924

 Cummins, Inc.

 $

 34,624,190

 Total Capital Goods

 $

 245,629,582

 Transportation - 1.6%

 Air Freight & Logistics - 1.6%

 437,686

 United Parcel Service, Inc. (Class B)

 $

 42,416,150

 Total Transportation

 $

 42,416,150

 Consumer Services - 3.6%

 Restaurants - 3.6%

 1,802,490

 Starbucks Corp.

 $

 96,640,501

 Total Consumer Services

 $

 96,640,501

 Media - 6.5%

 Movies & Entertainment - 6.5%

 909,225

 The Walt Disney Co.

 $

 103,778,942

 783,545

 Time Warner, Inc.

 68,489,668

 $

 172,268,610

 Total Media

 $

 172,268,610

 Retailing - 7.8%

 Apparel Retail - 2.6%

 1,447,536

 Ross Stores, Inc.

 $

 70,364,725

 Home Improvement Retail - 3.9%

 923,836

 The Home Depot, Inc.

 $

 102,665,895

 Automotive Retail - 1.3%

 147,975

 O'Reilly Automotive, Inc. *

 $

 33,439,390

 Total Retailing

 $

 206,470,010

 Food & Staples Retailing - 4.0%

 Drug Retail - 4.0%

 1,023,594

 CVS Health Corp.

 $

 107,354,539

 Total Food & Staples Retailing

 $

 107,354,539

 Food, Beverage & Tobacco - 5.2%

 Soft Drinks - 3.1%

 878,746

 PepsiCo., Inc.

 $

 82,022,152

 Tobacco - 2.1%

 759,004

 Reynolds American, Inc.

 $

 56,667,239

 Total Food, Beverage & Tobacco

 $

 138,689,391

 Household & Personal Products - 3.5%

 Household Products - 2.0%

 833,011

 Colgate-Palmolive Co.

 $

 54,487,250

 Personal Products - 1.5%

 445,244

 The Estee Lauder Companies, Inc.

 $

 38,584,845

 Total Household & Personal Products

 $

 93,072,095

 Health Care Equipment & Services - 4.5%

 Health Care Equipment - 2.1%

 752,533

 Medtronic PLC

 $

 55,762,695

 Health Care Services - 2.4%

 706,872

 Express Scripts Holding Co. *

 $

 62,869,196

 Total Health Care Equipment & Services

 $

 118,631,891

 Pharmaceuticals, Biotechnology & Life Sciences - 15.8%

 Biotechnology - 8.4%

 822,207

 Celgene Corp. *

 $

 95,158,127

 935,345

 Gilead Sciences, Inc. *

 109,510,193

 156,347

 Vertex Pharmaceuticals, Inc. *

 19,305,728

 $

 223,974,048

 Pharmaceuticals - 4.0%

 211,962

 Allergan plc

 $

 64,321,989

 448,413

 Johnson & Johnson

 43,702,331

 $

 108,024,320

 Life Sciences Tools & Services - 3.4%

 692,802

 Thermo Fisher Scientific, Inc.

 $

 89,897,988

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 421,896,356

 Diversified Financials - 2.6%

 Specialized Finance - 2.6%

 312,270

 Intercontinental Exchange, Inc.

 $

 69,826,695

 Total Diversified Financials

 $

 69,826,695

 Software & Services - 13.9%

 Internet Software & Services - 4.8%

 120,934

 Google, Inc. (Class A) *

 $

 65,309,197

 122,913

 Google, Inc. (Class C)

 63,977,446

 $

 129,286,643

 Data Processing & Outsourced Services - 4.5%

 1,279,502

 MasterCard, Inc.

 $

 119,607,847

 Systems Software - 4.6%

 2,774,993

 Microsoft Corp.

 $

 122,515,941

 Total Software & Services

 $

 371,410,431

 Technology Hardware & Equipment - 10.0%

 Communications Equipment - 2.3%

 982,838

 Qualcomm, Inc.

 $

 61,555,144

 Computer Storage & Peripherals - 7.7%

 1,191,987

 Apple, Inc.

 $

 149,504,967

 2,110,494

 EMC Corp.

 55,695,937

 $

 205,200,904

 Total Technology Hardware & Equipment

 $

 266,756,048

 Semiconductors & Semiconductor Equipment - 1.2%

 Semiconductors - 1.2%

 503,837

 Analog Devices, Inc.

 $

 32,338,778

 Total Semiconductors & Semiconductor Equipment

 $

 32,338,778

 TOTAL COMMON STOCKS

 (Cost $1,965,835,921)

 $

 2,613,940,056

 TOTAL INVESTMENT IN SECURITIES - 98.0%

 (Cost $1,965,835,921) (a)

 $

 2,613,940,056

 OTHER ASSETS & LIABILITIES - 2.0%

 $

 53,350,514

 TOTAL NET ASSETS - 100.0%

 $

 2,667,290,570

 *

 Non-income producing security.

 (a)

 At  June 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,965,835,921 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

             660,414,751

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (12,310,616)

 Net unrealized appreciation

 $

             648,104,135

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
2,613,940,056

$
-

$
-

$
2,613,940,056

 Total

$
2,613,940,056

$
-

$
-

$
2,613,940,056

 During the period ended June 30, 2015, there were no transfers between Levels 1, 2 and 3.

		Pioneer Multi-Asset Ultrashort Income Fund
		Schedule of Investments 6/30/15 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		PREFERRED STOCKS - 0.0% †
		Insurance - 0.0% †
		Reinsurance - 0.0% †
2,300,000		Pangaea Re., 7/1/18 (c)	$41,400
		Total Insurance	$41,400
		TOTAL PREFERRED STOCKS
		(Cost $6,038)	$41,400

		ASSET BACKED SECURITIES - 23.6%
1,354,031	0.42	321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)	$1,320,902
3,497,478	0.39	321 Henderson Receivables I LLC, Floating Rate Note, 12/15/41 (144A)	3,427,990
2,581,609	0.39	321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)	2,506,675
706,967	0.54	321 Henderson Receivables I LLC, Floating Rate Note, 9/15/45 (144A)	699,495
3,568,941	0.39	321 Henderson Receivables II LLC, Floating Rate Note, 9/15/41 (144A)	3,470,541
10,334	2.96	ABFC 2003-WMC1 Trust, Floating Rate Note, 3/25/33	10,003
1,597,749	0.94	ABFC 2005-HE2 Trust, Floating Rate Note, 6/25/35	1,580,265
706,243	0.81	ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34	702,830
1,110,198	0.51	ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21	1,104,321
1,045,563	0.59	Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35	1,029,692
72,193	6.49	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	72,424
750,000	1.28	ACIS CLO 2014-4, Ltd., Floating Rate Note, 5/1/26 (144A)	749,623
478,954	1.29	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	473,454
1,310,206	1.15	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-2, Floating Rate Note, 6/25/34	1,300,770
1,194,923	1.29	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-4, Floating Rate Note, 10/25/34	1,182,151
362,082	0.56	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35	356,305
674,638	0.39	Ally Auto Receivables Trust 2014-SN1, Floating Rate Note, 10/20/16	674,449
1,900,000	0.57	Ally Auto Receivables Trust 2015-SN1, Floating Rate Note, 6/20/17	1,898,957
300,000	0.56	Ally Master Owner Trust, Floating Rate Note, 1/16/18	299,702
2,600,000	0.59	Ally Master Owner Trust, Floating Rate Note, 6/17/19	2,594,030
3,000,000	1.26	Ally Master Owner Trust, Floating Rate Note, 8/15/17	3,002,877
957,629		Alterna Funding I LLC, 1.639%, 2/15/21 (144A)	959,424
222,607		American Credit Acceptance Receivables Trust 2013-1, 1.45%, 4/16/18 (144A)	222,629
708,161		American Credit Acceptance Receivables Trust 2014-1, 1.14%, 3/12/18 (144A)	708,000
808,930		American Credit Acceptance Receivables Trust 2014-2, 0.99%, 10/10/17 (144A)	808,298
606,567		American Credit Acceptance Receivables Trust 2014-3, 0.99%, 8/10/18 (144A)	605,775
768,574		American Credit Acceptance Receivables Trust 2014-4, 1.23%, 7/10/18 (144A)	768,340
400,000		American Express Credit Account Master Trust, 1.29%, 3/15/18 (144A)	400,097
350,000	0.46	American Express Credit Account Master Trust, Floating Rate Note, 1/15/20	350,069
1,945,000	1.39	American Express Credit Account Master Trust, Floating Rate Note, 2/15/18	1,945,729
8,890,000	0.34	American Express Credit Account Master Trust, Floating Rate Note, 3/15/18	8,890,000
3,300,000	0.48	American Express Credit Account Master Trust, Floating Rate Note, 5/15/20	3,302,524
1,500,000	1.60	American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31	1,491,488
1,492,869		AmeriCredit Automobile Receivables Trust 2012-1, 2.67%, 1/8/18	1,501,331
284,473		AmeriCredit Automobile Receivables Trust 2013-2, 0.65%, 12/8/17	284,368
715,474	0.46	AmeriCredit Automobile Receivables Trust 2014-2, Floating Rate Note, 10/10/17	715,189
2,125,000	0.58	AmeriCredit Automobile Receivables Trust 2015-2, Floating Rate Note, 9/10/18	2,125,572
273,359	0.41	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R10, Floating Rate Note, 12/25/35	272,952
58,425	0.61	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, Floating Rate Note, 7/25/35	58,365
473,759	0.52	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36	465,036
280,511	3.94	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33	286,064
2,738,101	0.79	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2004-R11, Floating Rate Note, 11/25/34	2,725,687
1,139,385	0.86	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35	1,135,164
1,000,000	1.73	Apidos Quattro CDO, Floating Rate Note, 1/20/19 (144A)	990,125
196,275	0.74	ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)	196,246
201,985	0.49	ARI Fleet Lease Trust 2012-B, Floating Rate Note, 1/15/21 (144A)	201,669
373,435		ARI Fleet Lease Trust 2013-A, 0.7%, 12/15/15 (144A)	373,456
600,000		ARI Fleet Lease Trust 2013-A, 0.92%, 7/15/21 (144A)	600,190
2,221,296		ARI Fleet Lease Trust 2014-A, 0.81%, 11/15/22 (144A)	2,220,911
553,268		Ascentium Equipment Receivables 2014-1 LLC, 1.04%, 1/10/17 (144A)	553,061
1,700,000		Ascentium Equipment Receivables 2014-1 LLC, 1.58%, 10/10/18 (144A)	1,702,819
361,732	0.86	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, Floating Rate Note, 2/25/35	361,096
444,054	0.89	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35	439,017
1,023,112	0.39	Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36	975,905
25,535	0.86	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, Floating Rate Note, 5/25/35	25,534
1,142,352	0.70	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2005-HE6, Floating Rate Note, 7/25/35	1,133,220
1,166,807	0.80	Asset-Backed Pass-Through Certificates Series 2004-R2, Floating Rate Note, 4/25/34	1,146,062
314,571		AXIS Equipment Finance Receivables II LLC, 1.75%, 6/20/16	314,605
2,000,000	0.48	BA Credit Card Trust, Floating Rate Note, 1/15/20	1,998,738
6,400,000	0.46	BA Credit Card Trust, Floating Rate Note, 9/16/19	6,392,954
1,724,466		Bank of The West Auto Trust 2014-1, 0.69%, 7/17/17 (144A)	1,724,999
1,100,000	0.55	Barclays Dryrock Issuance Trust, Floating Rate Note, 12/16/19	1,100,003
1,800,000	0.53	Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20	1,799,663
200,000	0.53	Barclays Dryrock Issuance Trust, Floating Rate Note, 7/16/18	200,038
431,530	1.99	Bayview Commercial Asset Trust 2004-1, Floating Rate Note, 4/25/34 (144A)	392,019
49,175		Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)	51,778
1,058,210	0.86	Bayview Financial Mortgage Pass-Through Trust 2004-A, Floating Rate Note, 2/28/44	1,053,285
3,272,766	0.69	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	3,247,559
55,889	0.54	Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41	55,855
15,432	0.49	Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41	15,414
888,410	0.49	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	872,317
694,557	0.46	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	681,976
1,288,130	0.64	Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39	1,277,756
1,069,538		Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.475%, 8/28/44 (Step) (144A) (e)	1,071,556
992,527		Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)	986,405
912,146		BCC Funding VIII LLC, 1.794%, 6/22/20 (144A)	912,146
176,208	1.07	Bear Stearns Asset Backed Securities I Trust 2004-HE11, Floating Rate Note, 12/25/34	176,065
1,702,969	0.69	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	1,694,692
936,097	0.95	Bear Stearns Asset Backed Securities I Trust 2005-HE9, Floating Rate Note, 10/25/35	929,814
926,616	1.39	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	926,745
269,715	0.76	Bear Stearns Asset Backed Securities Trust 2004-SD3, Floating Rate Note, 9/25/34	264,854
77,447	0.59	Bear Stearns Asset Backed Securities Trust 2005-SD1, Floating Rate Note, 8/25/43	76,341
1,478,425	0.66	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	1,468,253
638,285	0.59	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	632,573
738,477	0.47	Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36	736,267
2,580,782	0.57	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	2,521,705
6,928	0.93	Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/35	6,925
858,644	1.19	Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)	840,812
3,000,000	0.59	BMW Floorplan Master Owner Trust, Floating Rate Note, 9/15/17 (144A)	3,001,569
2,150,000	0.72	Cabela's Credit Card Master Note Trust, Floating Rate Note, 2/18/20 (144A)	2,154,752
1,100,000	0.54	Cabela's Credit Card Master Note Trust, Floating Rate Note, 3/16/20	1,100,385
3,630,000	0.79	Cabela's Credit Card Master Note Trust, Floating Rate Note, 6/17/19 (144A)	3,637,496
2,475,000	0.89	Cabela's Credit Card Master Note Trust, Floating Rate Note, 9/17/18 (144A)	2,477,381
130,413		California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)	130,574
192,587		California Republic Auto Receivables Trust 2013-1, 1.41%, 9/17/18 (144A)	193,445
3,200,000		Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	3,208,698
3,400,000	0.27	Capital One Multi-Asset Execution Trust, Floating Rate Note, 12/16/19	3,388,341
1,950,000	0.37	Capital One Multi-Asset Execution Trust, Floating Rate Note, 2/15/19	1,948,850
5,470,000	0.28	Capital One Multi-Asset Execution Trust, Floating Rate Note, 6/17/19	5,458,513
6,945,000	0.28	Capital One Multi-Asset Execution Trust, Floating Rate Note, 8/15/18	6,942,396
2,500,000	0.47	CarMax Auto Owner Trust 2015-2, Floating Rate Note, 6/15/18	2,500,090
1,920,132	0.92	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/26/35	1,919,297
31,066	0.58	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	30,861
1,816,300	0.37	Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/25/35	1,759,802
1,523,238		CCG Receivables Trust 2014-1, 1.06%, 11/14/21 (144A)	1,524,310
223,655		CCG Receivables Truste 2013-1, 1.05%, 4/14/20 (144A)	223,854
4,235,000	1.50	Cent CLO 16 LP, Floating Rate Note, 8/1/24 (144A)	4,224,044
372,006	3.65	Centex Home Equity Loan Trust 2003-A, Floating Rate Note, 3/25/33	371,433
18,313	0.93	Chase Funding Trust Series 2002-4, Floating Rate Note, 10/25/32	16,960
1,001,000		Chase Issuance Trust, 0.54%, 10/16/17	1,001,124
950,000		Chase Issuance Trust, 0.59%, 8/15/17	950,003
2,700,000	0.34	Chase Issuance Trust, Floating Rate Note, 10/16/17	2,700,000
2,500,000	0.44	Chase Issuance Trust, Floating Rate Note, 11/15/18	2,500,000
3,850,000	0.24	Chase Issuance Trust, Floating Rate Note, 4/15/19	3,834,423
150,000	0.44	Chase Issuance Trust, Floating Rate Note, 4/15/19	149,074
3,000,000	0.38	Chase Issuance Trust, Floating Rate Note, 4/16/18	2,999,559
2,600,000	0.44	Chase Issuance Trust, Floating Rate Note, 5/15/19	2,600,099
9,130,000	0.32	Chase Issuance Trust, Floating Rate Note, 8/15/17	9,129,270
566,780	0.93	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	566,917
250,000	2.18	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	250,158
2,500,000	0.68	Chesapeake Funding LLC, Floating Rate Note, 2/7/27 (144A)	2,497,992
1,000,000	1.93	Chesapeake Funding LLC, Floating Rate Note, 2/7/27 (144A)	1,000,990
2,241,231	0.60	Chesapeake Funding LLC, Floating Rate Note, 3/7/26	2,234,393
767,800	1.43	Chesapeake Funding LLC, Floating Rate Note, 4/7/24 (144A)	770,327
900,690	0.63	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	900,874
2,500,000		CIT Equipment Collateral 2014-VT1, 0.86%, 5/22/17 (144A)	2,499,158
1,650,000		Citibank Credit Card Issuance Trust, 5.1%, 11/20/17	1,679,568
3,490,000	0.49	Citibank Credit Card Issuance Trust, Floating Rate Note, 11/7/18	3,488,245
9,931,000	0.42	Citibank Credit Card Issuance Trust, Floating Rate Note, 2/7/18	9,932,927
3,500,000	0.38	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/9/18	3,498,278
1,878,635	0.39	Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)	1,819,939
1,499,883	1.01	Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Certifi, Floating Rate Note, 10/25/34	1,499,113
228,793	1.21	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34	214,489
4,120,231	0.94	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	4,099,725
767,675	0.36	CLI Funding LLC, Floating Rate Note, 8/18/21 (144A)	762,869
2,310,000		CNH Equipment Trust 2012-A, 2.09%, 8/15/18	2,326,741
957,278		CNH Equipment Trust 2013-A, 0.69%, 6/15/18	957,897
1,550,000	0.79	CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)	1,551,254
2,300,000	2.10	Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)	2,278,852
2,100,000	2.09	Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)	2,088,918
280,915	1.54	Conseco Finance Corp., Floating Rate Note, 11/17/31	271,939
208,848	1.69	Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32	204,970
4,674		Conseco Financial Corp., 7.05%, 1/15/19	4,786
1,997,916		Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)	2,009,732
2,218,876	1.03	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	2,212,628
246,243	0.78	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35	243,552
1,656,429	1.09	Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35	1,641,841
167,396	0.95	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35	167,131
121,728	1.01	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35	121,534
164,524	0.87	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	159,389
36,745	1.09	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	35,423
46,430	0.68	Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/35	46,385
296,266		CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)	296,384
352,362		CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18	351,991
1,601,400		CPS Auto Receivables Trust 2014-C, 1.31%, 2/15/19 (144A)	1,601,157
309,219		CPS Auto Trust, 1.48%, 3/16/20 (144A)	309,917
381,051		CPS Auto Trust, 1.82%, 12/16/19 (144A)	382,991
1,700,000		CPS Auto Trust, 1.89%, 11/15/19	1,701,753
260,402		Credit Acceptance Auto Loan Trust 2012-2, 1.52%, 3/16/20 (144A)	260,715
2,000,000		Credit Acceptance Auto Loan Trust 2012-2, 2.21%, 9/15/20 (144A)	2,008,840
767,180		Credit Acceptance Auto Loan Trust 2013-1, 1.21%, 10/15/20 (144A)	768,064
145,331	0.45	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)	142,990
586,008	0.85	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/34	584,962
4,500,000	0.49	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/36	4,445,392
4,789,842	1.24	CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34	4,763,598
40,696	5.15	CWABS Asset-Backed Certificates Trust 2005-1, Floating Rate Note, 2/25/33	40,685
654,724		Dell Equipment Finance Trust 2014-1, 0.64%, 7/22/16 (144A)	654,868
685		Delta Funding Home Equity Loan Trust 1997-2, 7.04%, 6/25/27	690
12,067		Direct Capital Funding V LLC, 1.673%, 12/20/17 (144A)	12,074
3,125,000		Discover Card Execution Note Trust, 0.69%, 8/15/18	3,125,866
1,345,000	0.39	Discover Card Execution Note Trust, Floating Rate Note, 1/16/18	1,345,039
3,915,000	0.37	Discover Card Execution Note Trust, Floating Rate Note, 10/15/18	3,915,767
6,550,000	0.77	Discover Card Execution Note Trust, Floating Rate Note, 3/15/18	6,554,480
1,677,369	3.13	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	1,699,921
1,524,405		DT Auto Owner Trust 2015-1, 1.06%, 9/17/18 (144A)	1,524,794
2,600,000		DT Auto Owner Trust 2015-2, 1.24%, 9/17/18 (144A)	2,599,740
2,070,725	1.09	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)	2,041,404
184,252	1.09	Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/26/37 (144A)	183,259
308,398	0.66	Encore Credit Receivables Trust 2005-3, Floating Rate Note, 10/25/35	308,140
114,577		Enterprise Fleet Financing LLC, 0.72%, 4/20/18 (144A)	114,579
1,512,208		Enterprise Fleet Financing LLC, 0.87%, 9/20/19	1,510,983
1,800,000		Enterprise Fleet Financing LLC, 0.93%, 4/20/18 (144A)	1,800,990
26,450		EquiVantage Home Equity Loan Trust 1997-1, 8.05%, 3/25/28 (Step)	26,562
1,000,000		Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	1,003,308
617,577		Exeter Automobile Receivables Trust 2014-2, 1.06%, 8/15/18	616,649
1,446,017		Exeter Automobile Receivables Trust 2015-1, 1.6%, 6/17/19 (144A)	1,449,246
2,498,358		Exeter Automobile Receivables Trust 2015-2, 1.54%, 11/15/19 (144A)	2,497,994
2,976,973	2.19	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23	3,015,123
656,019		Federal Home Loan Banks, 2.9%, 4/20/17	675,105
483,809	1.91	Fieldstone Mortgage Investment Trust Series 2004-5, Floating Rate Note, 2/25/35	478,051
390,926	1.27	Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35	390,972
1,447,178	0.42	Fifth Third Auto Trust 2014-3, Floating Rate Note, 5/15/17	1,447,293
1,615,853	0.69	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	1,607,320
282,693	0.45	First Franklin Mortgage Loan Trust Series 2005-FF12, Floating Rate Note, 11/25/36	278,675
10,382		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	10,392
1,375,366		First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)	1,376,750
13,537		First Investors Auto Owner Trust 2013-3, 0.89%, 9/15/17 (144A)	13,537
1,488,167		First Investors Auto Owner Trust 2014-2, 0.86%, 8/15/18 (144A)	1,486,603
1,790,096		First Investors Auto Owner Trust 2014-3, 1.06%, 11/15/18 (144A)	1,789,713
36,047	0.59	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	35,977
1,763,538		FNA 2014-1 Trust, 1.296%, 12/10/22 (144A)	1,762,974
788,562	0.53	Foothill CLO, Ltd., Floating Rate Note, 2/22/21 (144A)	783,098
1,608,523	0.35	Ford Credit Auto Lease Trust 2014-B, Floating Rate Note, 3/15/17	1,607,923
16,095		Ford Credit Auto Owner Trust 2011-B, 1.35%, 12/15/16	16,108
138,516		Ford Credit Auto Owner Trust 2014-A, 0.48%, 11/15/16	138,514
2,500,000	0.44	Ford Credit Auto Owner Trust 2015-A, Floating Rate Note, 1/15/18	2,500,360
2,600,000	0.41	Ford Credit Auto Owner Trust 2015-B, Floating Rate Note, 3/15/18 (144A)	2,600,000
350,000	0.57	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 1/15/18	350,163
900,000	0.59	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 2/15/19	900,030
293,487	0.52	Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)	292,686
553,000	2.13	Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)	532,717
1,520,227	1.64	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23	1,522,209
458,016	0.83	Fremont Home Loan Trust 2005-B, Floating Rate Note, 4/25/35	457,152
649,414	0.52	Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)	640,692
2,416,585		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)	2,415,075
3,018,931	0.37	GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)	2,901,175
2,700,000	0.63	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/19	2,695,129
1,190,000	0.58	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 4/20/18	1,189,174
2,670,000	0.56	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 7/22/19	2,655,646
1,157,556		GE Equipment Small Ticket LLC Series 2014-1, 0.59%, 8/24/16	1,157,529
142,783		GE Equipment Transportation LLC Series 2013-2, 0.61%, 6/24/16	142,791
1,962,543		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	1,954,202
847,717		Global Container Assets 2013-1, Ltd., 2.2%, 11/6/28 (144A)	846,736
3,215,300		GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)	3,222,899
1,300,000	0.69	GMF Floorplan Owner Revolving Trust, Floating Rate Note, 5/15/20 (144A)	1,300,541
4,300,000	0.44	Golden Credit Card Trust, Floating Rate Note, 2/15/18 (144A)	4,298,048
715,000	0.62	Golden Credit Card Trust, Floating Rate Note, 9/15/18 (144A)	715,536
1,300,000	1.04	Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)	1,306,630
31,520	0.86	GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34	31,491
761,331	0.85	GSAA Home Equity Trust 2004-11, Floating Rate Note, 12/25/34	747,330
1,317,486	0.98	GSAA Trust, Floating Rate Note, 6/25/35	1,306,762
2,502,408	0.84	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	2,501,195
407,900	0.93	GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34	400,011
110,174	0.55	GSAMP Trust 2005-HE6, Floating Rate Note, 11/25/35	108,614
977,625	0.40	GSAMP Trust 2006-HE1, Floating Rate Note, 12/26/45	960,512
203,091	0.65	GSAMP Trust 2006-SD1, Floating Rate Note, 7/25/45	202,929
1,455,369	0.49	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	1,439,691
996,721	1.54	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33	959,962
982,177	0.49	GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)	964,107
694,338	0.48	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	659,656
500,000	2.03	Harch CLO III, Ltd., Floating Rate Note, 4/17/20 (144A)	488,451
190,000		Harley-Davidson Motorcycle Trust 2011-1, 2.12%, 8/15/17	190,347
123,767		Harley-Davidson Motorcycle Trust 2012-1, 0.68%, 4/17/17	123,768
1,000,611	0.59	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)	999,333
3,200,000	0.00	Hertz Fleet Lease Funding LP, Floating Rate Note, 7/10/29 (144A)	3,200,096
5,600,000		HLSS Servicer Advance Receivables Trust, 1.4953%, 1/16/46 (144A)	5,594,400
2,739,692	0.66	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	2,736,172
3,608,509	0.57	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	3,589,398
270,844	0.36	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	266,033
1,494,179	0.30	Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37	1,475,318
2,787,670	0.92	HomeBanc Mortgage Trust 2004-2, Floating Rate Note, 12/25/34	2,629,606
816,104	0.61	HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25	813,577
729,068	0.65	Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35	727,225
973,904		Honda Auto Receivables 2012-4 Owner Trust, 0.52%, 8/18/16	973,928
126,803		Honda Auto Receivables 2013-1 Owner Trust, 0.48%, 11/21/16	126,790
542,914		Honda Auto Receivables 2013-2 Owner Trust, 0.53%, 2/16/17	542,897
1,041,623		Honda Auto Receivables 2014-1 Owner Trust, 0.41%, 9/21/16	1,041,405
757,882		Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)	761,553
5,583,731	0.43	HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36	5,549,815
629,289	0.42	HSBC Home Equity Loan Trust USA 2006-4, Floating Rate Note, 3/20/36	624,568
182,265	0.49	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	179,928
19,094	1.34	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	19,108
2,828,824	1.39	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	2,814,182
459,939	0.38	HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35	451,583
1,094,250		Hyundai Auto Receivables Trust 2012-A, 0.95%, 12/15/16	1,094,848
42,497		Hyundai Auto Receivables Trust 2014-B, 0.44%, 2/15/17	42,504
4,325,965	1.05	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35	4,274,953
1,800,000	2.10	Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/19/30 (144A)	1,791,085
2,100,000	1.79	Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/18/31 (144A)	2,087,324
2,000,000	1.38	Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/17/31 (144A)	1,981,454
2,550,000	2.19	Invitation Homes 2015-SFR2 Trust, Floating Rate Note, 6/17/32 (144A)	2,532,306
3,500,000	1.94	Invitation Homes 2015-SFR3 Trust, Floating Rate Note, 8/17/32 (144A)	3,496,633
841,793	0.50	Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)	839,370
3,676,864	0.41	Irwin Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/25	3,424,406
1,457,362	1.69	Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	1,440,504
2,846,205	0.66	Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29	2,792,363
673,231	0.96	IXIS Real Estate Capital Trust 2005-HE1, Floating Rate Note, 6/25/35	659,701
465,403	0.86	IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36	458,323
2,575,000	0.97	JP Morgan Mortgage Acquisition Corp 2005-FLD1, Floating Rate Note, 7/25/35	2,543,935
966,061	0.41	JP Morgan Mortgage Acquisition Corp 2005-FRE1, Floating Rate Note, 10/25/35	952,046
686,493	0.34	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	681,550
79,945	0.58	KeyCorp Student Loan Trust 2004-A, Floating Rate Note, 10/28/41	79,285
1,250,000	1.72	KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)	1,231,610
485,980		Kubota Credit Owner Trust 2014-1, 0.58%, 2/15/17	485,776
2,213,470		Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)	2,215,617
152,512	0.64	Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33	148,686
2,500,000	1.25	Lockwood Grove CLO, Ltd., Floating Rate Note, 1/25/24 (144A)	2,500,000
156,857	2.44	Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32	156,840
715,643	1.06	Manufactured Housing Contract Trust Pass-Through Certificates Series 2001-1, Floating Rate Note, 4/20/32	712,710
1,825,000	0.62	Master Credit Card Trust II, Floating Rate Note, 1/22/18 (144A)	1,826,084
1,362,192	0.83	MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34	1,357,086
1,806,727	0.42	Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36	1,791,867
1,901,727	0.38	Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36	1,879,773
3,783,818	0.49	Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)	3,678,916
643,586	0.37	Mercedes Benz Auto Lease Trust 2014-A, Floating Rate Note, 6/15/16	643,532
1,150,000		MMCA Auto Owner Trust 2012-A, 3.27%, 7/16/18 (144A)	1,158,653
1,243,022	0.65	Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)	1,244,740
24,814	0.97	Morgan Stanley ABS Capital I Inc Trust 2005-HE3, Floating Rate Note, 7/25/35	24,783
288,963	0.51	Morgan Stanley ABS Capital I Inc Trust 2005-HE6, Floating Rate Note, 11/25/35	283,959
59,220	0.89	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, Floating Rate Note, 3/25/35	59,068
1,582,369	0.81	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35	1,570,440
213,672	0.27	Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37	211,377
2,600,000	0.79	MOTOR 2015-1 Plc, Floating Rate Note, 6/27/22 (144A)	2,597,920
1,099,806		Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (144A)	1,099,978
474,184	0.34	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	463,494
498,197		Navitas Equipment Receivables LLC 2013-1, 1.95%, 11/15/16	498,246
3,000,000	1.68	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)	2,993,172
311,031	0.35	Nelnet Student Loan Trust 2005-1, Floating Rate Note, 10/26/20	310,867
803,247	0.88	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	796,543
1,192,960		Nissan Auto Receivables 2013-A Owner Trust, 0.5%, 5/15/17	1,192,602
71,327	0.40	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE1, Floating Rate Note, 2/25/36	71,209
407,598	0.97	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	398,202
2,443,000	1.84	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	2,402,522
951,248	1.27	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	951,646
2,294,520		NYCTL 2014-A Trust, 1.03%, 11/10/27 (144A)	2,292,455
930,579		Oak Hill Advisors Residential Loan Trust 2014-NPL1, 2.8828%, 5/25/54 (Step) (144A)	932,391
3,214,438		OAK Hill Advisors Residential Loan Trust 2014-NPL2, 3.475%, 4/25/54 (Step) (144A)	3,227,627
2,586,989	0.99	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	2,534,259
1,325,112	0.45	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	1,310,323
40,706		Option One Mortgage Loan Trust 2007-FXD2, 5.9%, 3/25/37 (Step)	37,398
846,311	1.31	Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 3/25/32 (144A)	838,421
917,294	5.46	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	934,055
2,292,900		Oscar US Funding Trust 2014-1, 1.0%, 8/15/17 (144A)	2,294,842
1,600,000	0.89	Oscar US Funding Trust II, Floating Rate Note, 2/15/18 (144A)	1,600,000
515,586	0.48	Ownit Mortgage Loan Trust Series 2005-5, Floating Rate Note, 10/25/36	511,768
1,032,341	1.21	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW, Floating Rate Note, 9/25/34	1,024,965
1,469,579	1.13	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WHQ2, Floating Rate Note, 1/25/35	1,465,490
256,015	0.45	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, Floating Rate Note, 9/25/35	245,276
315,249	1.12	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW, Floating Rate Note, 10/25/34	314,071
2,050,865	0.56	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35	2,037,514
2,000,000	0.49	Pepper Residential Securities Trust, Floating Rate Note, 7/24/15 (144A)	2,000,000
1,400,000	0.79	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	1,394,309
1,700,000	1.04	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	1,694,706
3,240,000	0.74	PFS Financing Corp., Floating Rate Note, 2/15/18 (144A)	3,236,922
3,490,000	0.79	PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)	3,482,804
950,000	0.81	PFS Financing Corp., Floating Rate Note, 4/15/20 (144A)	949,821
791,185		PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29	793,386
350,000		Prestige Auto Receivables Trust 2013-1, 1.33%, 5/15/19 (144A)	350,906
1,160,521		Prestige Auto Receivables Trust 2014-1, 0.97%, 3/15/18 (144A)	1,161,425
2,800,000		Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)	2,803,500
4,750,000		Progreso Receivables Funding II LLC, 3.5%, 7/8/19 (144A)	4,752,969
3,050,000		Progreso Receivables Funding III LLC, 3.625%, 1/30/25 (144A)	3,050,000
3,000,000	2.59	Progress Residential 2015-SFR1 Trust, Floating Rate Note, 2/20/32 (144A)	3,017,427
3,338,956	0.85	Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)	3,254,223
904,747	1.14	RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)	893,753
181,175	0.84	RAAC Series 2005-RP2 Trust, Floating Rate Note, 6/25/35 (144A)	181,240
1,275,863	0.99	RAAC Series 2005-RP3 Trust, Floating Rate Note, 5/25/39 (144A)	1,250,551
239,439	0.49	RAAC Series 2006-RP1 Trust, Floating Rate Note, 10/25/45 (144A)	238,617
2,154,231	0.44	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	2,125,675
883,601	1.11	RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34	870,469
1,406,434	0.66	RAMP Series 2004-RZ1 Trust, Floating Rate Note, 3/25/34	1,396,994
1,880,117	0.60	RAMP Series 2005-EFC4 Trust, Floating Rate Note, 9/25/35	1,875,519
498,382	0.69	RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35	494,545
3,432,421	0.59	RAMP Series 2005-RZ4 Trust, Floating Rate Note, 11/25/35	3,412,098
225,684	0.38	RAMP Series 2006-NC1 Trust, Floating Rate Note, 12/25/35	224,591
1,788,717	0.35	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 10/25/35	1,766,575
1,888,886	0.97	RASC Series 2004-KS10 Trust, Floating Rate Note, 11/25/34	1,887,755
122,674	0.83	RASC Series 2005-KS3 Trust, Floating Rate Note, 4/25/35	122,695
379,763	0.90	RASC Series 2005-KS5 Trust, Floating Rate Note, 6/25/35	379,742
2,331,294		RBSHD 2013-1 Trust, 4.6853%, 10/25/47 (Step) (144A)	2,333,982
21,939	1.69	RFSC Series 2003-RP2 Trust, Floating Rate Note, 7/25/41 (144A)	21,996
62,133	0.66	Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 3/25/28	61,512
114,501	1.09	Salomon Mortgage Loan Trust Series 2001-CB4, Floating Rate Note, 11/25/33	113,303
1,001,329	0.73	SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34	977,219
311,602	0.74	SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35	309,003
142,056	2.66	SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34	142,040
1,663,289	0.65	Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35	1,631,740
1,139,778	0.42	Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37	1,134,121
3,778,000	2.24	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)	3,770,452
504,429		Small Business Administration Participation Certificates, 0.58%, 10/17/16 (144A)	504,269
303,753		SMART ABS Series 2012-2US Trust, 1.59%, 10/14/16 (144A)	304,434
500,873	0.64	SMART ABS Series 2013-1US Trust, Floating Rate Note, 9/14/16	500,839
1,292,589	0.62	SMART ABS Series 2013-2US Trust, Floating Rate Note, 1/17/17	1,292,331
638,640	0.49	SMART ABS Series 2014-1US Trust, Floating Rate Note, 7/14/16	638,647
2,250,000	0.61	SMART ABS Series 2015-1US Trust, Floating Rate Note, 8/14/17	2,250,071
266,949		SNAAC Auto Receivables Trust 2014-1, 1.03%, 9/17/18 (144A)	267,052
221,779		SNAAC Auto Receivables Trust, 4.38%, 6/15/17 (144A)	222,102
1,615,245	0.90	Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35	1,604,274
701,764	0.45	Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35	689,179
394,482	0.58	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	392,306
650,142	0.52	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	646,412
302,574	0.39	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	300,371
3,640,376	0.49	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	3,528,271
1,230,651		Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)	1,235,256
1,976,163	0.90	Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35	1,972,331
932,557	0.39	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	906,530
1,229,165	0.79	Structured Asset Securities Corp Mortgage Loan Trust 2005-S7, Floating Rate Note, 12/25/35 (144A)	1,200,676
2,447,613	0.34	Structured Asset Securities Corp Mortgage Loan Trust 2006-EQ1, Floating Rate Note, 7/25/36	2,383,845
1,451,282	0.41	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	1,439,962
982,087	0.49	Structured Asset Securities Corp Mortgage Loan Trust 2007-TC1, Floating Rate Note, 4/25/31 (144A)	926,852
2,331,933		Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)	2,323,165
2,874,768	1.49	SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)	2,874,768
104,167	0.38	TAL Advantage I LLC, Floating Rate Note, 4/20/21 (144A)	103,670
1,012,883		TAL Advantage V LLC, 1.7%, 5/20/39 (144A)	1,006,434
739,447	1.13	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	719,425
2,956,421	0.64	Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36	2,947,758
1,632,596		Toyota Auto Receivables 2014-C Owner Trust, 0.51%, 2/15/17	1,631,861
3,079,000	1.44	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)	3,081,460
1,400,000	1.14	Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)	1,400,523
780,904	1.89	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34	762,776
903,128		United Auto Credit Securitization Trust 2014-1, 0.74%, 6/15/16 (144A)	903,228
2,500,000		United Auto Credit Securitization Trust 2015-1, 1.68%, 9/15/17 (144A)	2,507,552
1,320,000		Volkswagen Auto Lease Trust 2013-A, 1.07%, 11/20/17	1,321,948
2,135,933		Volkswagen Auto Lease Trust 2014-A, 0.52%, 10/20/16	2,134,981
553,351	0.40	Volkswagen Auto Lease Trust 2014-A, Floating Rate Note, 10/20/16	553,188
932,864		VOLT XIX LLC, 3.875%, 4/26/55 (Step)	936,387
2,500,000		VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)	2,497,250
2,837,501		VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)	2,829,965
2,410,232		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)	2,411,018
295,000		Volvo Financial Equipment LLC Series 2012-1, 2.38%, 9/16/19 (144A)	295,499
821,192		Volvo Financial Equipment LLC Series 2013-1, 0.74%, 3/15/17 (144A)	821,202
824,288		Volvo Financial Equipment LLC Series 2014-1, 0.54%, 11/15/16 (144A)	824,033
19,766	0.60	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	19,754
889,736	0.57	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	880,947
294,809		Westgate Resorts 2012-2 LLC, 9.0%, 1/21/25 (144A)	297,757
2,997,969		Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	3,029,635
97,788		Westgate Resorts LLC, 2.5%, 3/20/25 (144A)	98,047
1,135,958		Westgate Resorts LLC, 9.5%, 2/20/25 (144A)	1,141,290
49,309		Westlake Automobile Receivables Trust 2013-1, 1.12%, 1/15/18 (144A)	49,316
3,684,204		Westlake Automobile Receivables Trust 2014-1, 0.7%, 5/15/17 (144A)	3,681,905
2,600,000	0.94	Westlake Automobile Receivables Trust 2015-2, Floating Rate Note, 7/16/18 (144A)	2,600,000
841,073		Wheels SPV 2 LLC, 0.84%, 3/20/23 (144A)	840,167
29,341	0.47	Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28	28,482
10,375,000	0.57	World Financial Network Credit Card Master Trust, Floating Rate Note, 12/16/19	10,373,672
1,550,000	0.67	World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/22	1,549,264
2,359,563	0.42	World Omni Auto Receivables Trust 2014-B, Floating Rate Note, 1/16/18	2,359,211
2,270,723	0.40	World Omni Automobile Lease Securitization Trust 2014-A, Floating Rate Note, 3/15/17	2,268,491
		TOTAL ASSET BACKED SECURITIES
		(Cost $616,110,397)	$616,899,285

		COLLATERALIZED MORTGAGE OBLIGATIONS - 28.3%
312,658		A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)	$313,540
4,860,694	0.93	Aberdeen Loan Funding, Ltd., Floating Rate Note, 11/1/18 (144A)	4,820,068
4,056,280	0.49	ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21 (144A)	4,045,336
2,500,000	1.63	ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)	2,506,840
3,874,191	1.18	ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)	3,866,059
1,123,466	0.47	Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35	1,052,406
531,446	0.82	Alternative Loan Trust 2003-3T1, Floating Rate Note, 5/25/33	523,097
290,467		Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	293,114
2,159,869	0.77	Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34	2,092,073
1,000,000	1.09	Alternative Loan Trust 2004-J13, Floating Rate Note, 2/25/35	972,554
3,000,000	1.59	Apidos CLO IX, Floating Rate Note, 7/17/23 (144A)	3,000,000
3,800,000	1.93	Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/15/25 (144A)	3,800,000
1,723,683	1.68	Arran Residential Mortgages Funding 2010-1 Plc, Floating Rate Note, 5/16/47 (144A)	1,730,433
2,084,837	0.47	ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/29/45 (144A)	2,007,637
3,613,000	2.39	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	3,619,876
1,920,000	1.29	BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A) (e)	1,915,849
3,490,000	2.79	BAMLL Commercial Mortgage Securities Trust 2014-INLD REMICS, Floating Rate Note, 12/17/29 (144A)	3,501,049
4,788,305	5.37	Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45	4,812,754
3,590,000	5.46	Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45	3,648,075
2,242,197	0.50	Banc of America Funding 2005-A Trust, Floating Rate Note, 2/20/35	2,164,274
1,196,290		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.933%, 7/10/45	1,195,594
3,951,597	5.12	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 10/10/45	3,953,853
4,507,081	5.33	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47	4,529,891
101,502	3.25	Banc of America Mortgage 2003-A Trust, Floating Rate Note, 2/25/33	100,527
337,124	2.71	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	339,152
1,647,161	2.73	Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34	1,652,427
410,235	2.50	Banc of America Mortgage 2004-I Trust, Floating Rate Note, 10/25/34	400,749
1,824,268	1.19	Bayview Commercial Asset Trust 2008-1, Floating Rate Note, 1/25/38 (144A)	1,822,080
675,000	1.79	BBCMS Trust 2014-BXO REMICS, Floating Rate Note, 8/16/27 (144A)	673,852
3,150,000	2.19	BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)	3,137,120
1,699,386	2.77	BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)	1,737,629
714,897	2.79	BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/28/36 (144A)	722,063
994,584	2.96	BCAP LLC 2013-RR7 Trust, Floating Rate Note, 12/27/34	1,029,185
1,051,407	1.03	Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34	1,029,131
1,912,977	0.89	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	1,856,988
1,212,253	1.03	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	1,146,316
3,023,448	1.03	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	2,871,949
3,004,472	0.89	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	2,905,009
560,868	0.93	Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34	556,505
2,562,778	0.79	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	2,453,634
915,340	0.89	Bear Stearns ALT-A Trust 2004-8, Floating Rate Note, 9/25/34	888,050
1,140,985	2.59	Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33	1,144,173
347,022	2.97	Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34	337,806
521,272	2.16	Bear Stearns ARM Trust 2005-5, Floating Rate Note, 8/25/35	525,043
259,906	1.29	Bear Stearns Asset Backed Securities Trust 2003-AC5, Floating Rate Note, 10/25/33	240,532
2,526,875	5.40	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR10, Floating Rate Note, 12/11/40	2,541,395
85,664		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.75%, 6/11/41	85,705
432,738		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 4.871%, 9/11/42	432,396
3,751,000	4.99	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42	3,762,939
4,618,098	5.26	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42	4,626,987
4,047,698	5.43	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11, Floating Rate Note, 3/11/39	4,105,195
2,788,250	5.89	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR12, Floating Rate Note, 9/11/38	2,868,781
544,004		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.171%, 12/11/38	549,659
407,008	2.67	Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30	414,709
1,375,000	1.94	Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/17/26 (144A)	1,374,806
3,823,000	0.00	BXHTL Mortgage Series Trust, Series 2015-JWRZ Class GL1, Floating Rate Note, 5/15/28	3,823,000
3,107,045	0.54	Callidus Debt Partners Clo Fund VI, Ltd., Floating Rate Note, 10/23/21 (144A)	3,056,264
3,300,000	2.04	Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)	3,313,646
589,464	0.54	Castle Garden Funding, Floating Rate Note, 10/27/20 (144A)	588,630
1,543,543	5.23	CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44	1,544,758
4,860,000	2.69	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	4,871,547
1,050,000	1.39	CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)	1,048,586
5,670,000	1.14	CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)	5,657,827
6,770,000	2.09	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)	6,768,192
191,752		Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35	193,634
115,398	0.52	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1, Floating Rate Note, 1/25/35 (144A)	104,534
53,596	0.49	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, Floating Rate Note, 8/25/35 (144A)	49,259
486,654	0.69	CHL Mortgage Pass-Through Trust 2003-15 REMICS, Floating Rate Note, 6/25/18	475,157
226,205	0.54	CIFC Funding 2007-I, Ltd., Floating Rate Note, 5/10/21 (144A)	222,853
11,253		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20	11,688
1,132,615		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35	1,157,495
3,000,000	2.29	Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)	2,998,257
2,019,781		Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)	2,102,683
532,306	1.18	Citigroup Mortgage Loan Trust 2010-7 REMICS, Floating Rate Note, 9/25/37 (144A)	532,076
3,020		Citigroup Mortgage Loan Trust, Inc., 6.5%, 6/25/16	3,025
950,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)	950,564
1,331,243	0.79	CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)	1,281,321
539,201	0.63	CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)	468,380
275,223	5.12	COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44	275,066
6,607,413	5.17	COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44	6,605,015
4,089,047	5.75	COMM 2006-C7 Mortgage Trust, Floating Rate Note, 6/10/46	4,185,397
1,265,135	1.70	COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28 (144A)	1,264,923
4,970,000	2.34	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/17/31 (144A)	4,963,783
5,740,000	1.84	COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)	5,731,981
2,722,000	1.78	COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)	2,728,560
5,454,000	1.94	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	5,445,377
6,150,000	1.79	COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)	6,152,835
742,086	2.13	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)	741,874
3,500,000	1.79	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)	3,497,378
311,063	4.89	Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42	311,612
6,995,000	5.28	Commercial Mortgage Trust 2005-GG5, Floating Rate Note, 4/10/37	7,045,112
5,252,550	5.46	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Floating Rate Note, 2/15/39	5,292,364
2,378,502	5.86	Credit Suisse Commercial Mortgage Trust Series 2006-C2, Floating Rate Note, 3/15/39	2,431,355
5,143,965	5.23	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40	5,156,434
352,836	0.93	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	342,136
223,034	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	222,737
1,699,828	0.46	Credit Suisse First Boston Mortgage Securities, 05-6, Floating Rate Note, 7/25/35	1,656,827
1,041,330	2.82	Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 7/27/36 (144A)	1,057,132
2,300,000	2.44	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 3/15/28 (144A)	2,290,004
3,912,935	1.16	Crown Point CLO, Ltd., Floating Rate Note, 11/21/22 (144A)	3,908,525
2,390,301	0.34	Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38	2,355,537
125,900	0.34	Crusade Global Trust No. 1 of 2006, Floating Rate Note, 7/20/38 (144A)	125,714
2,295,960	0.33	Crusade Global Trust No.2 of 2006, Floating Rate Note, 11/15/37	2,270,820
6,470,000	1.30	CSMC Series 2014-ICE, Floating Rate Note, 4/15/27 (144A)	6,440,956
2,400,000	1.99	CSMC Trust 2014-SURF REMICS, Floating Rate Note, 2/15/29 (144A)	2,394,763
2,400,000	1.48	CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A)	2,394,763
3,500,000	2.04	CSMC Trust 2015-DEAL, Floating Rate Note, 4/16/29 (144A)	3,476,000
1,460,000	1.49	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)	1,458,597
2,500,000	0.93	Eaton Vance CDO IX, Ltd., Floating Rate Note, 4/20/19 (144A)	2,469,195
1,850,000	1.78	EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)	1,826,457
3,530,000	1.38	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)	3,477,696
139,391	1.28	Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)	138,613
2,854,415	1.14	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24	2,832,099
4,147,714	1.39	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24	4,144,674
1,866,291	0.53	Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42	1,856,035
209,137	2.26	Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/45	215,589
1,896,021	0.44	Fannie Mae Whole Loan, Floating Rate Note, 11/25/46	1,898,967
338,657		Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28	341,705
2,224		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 1/15/24	2,224
30,934		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 11/15/23	31,153
1,034,428	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/33	1,043,084
316,257	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36	318,111
3,448,015	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37	3,462,272
103,937	0.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20	104,112
85,108	1.14	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/31	87,683
1,140,432	0.77	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	1,154,077
559,378	0.81	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	567,145
106,862	0.79	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/31	108,613
287,346	1.19	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/33	294,729
167,338	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/35	167,941
857,876	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	861,649
424,148	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	426,067
504,181	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/40	506,589
135,945	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20	136,810
433,085	0.64	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/28	438,062
219,440	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	221,407
477	0.64	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	477
28,201	0.69	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	28,430
584,990	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	587,803
735,705	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	739,588
831,358	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39	848,225
595,012	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/41	596,985
237,618	0.42	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/19	237,861
365,931	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/25	366,874
236,615	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/29	238,284
807,182	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30	807,186
624,892	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	631,065
374,241	0.74	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	379,132
816,266	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	817,522
340,201	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	341,357
966,699	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/37	967,228
566,453	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39	567,992
1,314,704	1.24	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/24	1,348,892
643,210	1.19	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	660,107
194,707	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	198,955
935,218	1.19	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	965,086
968,563	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/36	975,168
213,477	0.64	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/39	214,580
2,444,786	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41	2,456,616
341,764	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/35	342,087
596,577	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36	598,974
113,473	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/29	114,147
352,342	1.68	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/33	365,989
811,521	0.53	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	814,656
513,265	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	514,518
472,245	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36	475,167
275,963	0.53	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	276,899
221,732	1.44	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	227,000
95,783	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	96,201
84,502	0.64	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/23	84,880
484,200	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/33	487,434
505,293	0.61	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	508,858
1,952,104	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	1,956,247
591,604	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/38	593,879
189,014	0.43	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/21	189,447
550,552	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23	552,910
554,863	0.43	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/34	555,118
996,957	0.69	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	1,006,043
41,251	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	41,463
764,159	0.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	764,807
483,778	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/40	485,758
423,381	0.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26	425,323
764,638	0.44	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	767,945
393,636	0.44	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	395,348
775,227	0.44	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36	775,959
761,394	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26	762,808
200,733	0.79	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/32	203,858
340,698	0.61	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	344,018
278,356	0.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	280,552
708,409	0.44	Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35	711,964
543,438	1.19	Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32	557,715
4,337,089	0.89	Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/35	4,388,500
19,664		Federal National Mortgage Association REMICS, 4.5%, 1/25/39	19,957
222,726	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32	226,701
351,919	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/32	358,966
145,384	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	148,210
395,939	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	400,285
356,872	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/40	362,364
570,948	0.48	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	572,625
22,340	0.48	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	22,390
2,405,161	0.58	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36	2,426,613
113,300	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	114,625
603,900	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	611,728
577,531	1.40	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38	600,733
2,109,685	0.39	Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37	2,084,886
1,738,158	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32	1,784,327
408,551	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	415,549
359,524	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	365,683
687,251	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/33	693,922
595,483	0.48	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/34	598,932
310,491	0.50	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	311,794
97,629	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	99,061
308,907	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	316,419
87,176	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/30	88,650
828,599	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31	848,232
358,566	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	361,834
230,344	0.42	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36	230,474
559,885	0.80	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37	568,568
212,048	0.58	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/38	212,662
232,139	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/49	234,098
1,556	0.63	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/17	1,559
323,195	0.93	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	329,965
705,630	0.53	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	711,101
742,237	0.49	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35	744,129
725,658	0.43	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	725,975
441,704	0.38	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	440,964
229,971	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	232,192
427,990	0.63	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	430,032
122,761	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/23	123,637
499,392	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24	505,303
276,735	0.59	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/28	278,204
1,221,042	0.58	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34	1,230,080
106,506	0.48	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36	107,055
207,574	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	212,903
743,533	0.43	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	745,697
429,626	0.43	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	429,967
1,777,905	0.41	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45	1,781,573
75,545	0.48	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/25	75,665
1,876,808	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32	1,919,523
949,745	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/33	961,531
427,051	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/42	430,607
360,926	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33	364,474
629,467	0.53	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	633,113
1,202,523	0.49	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	1,203,049
1,011,992	0.58	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37	1,017,921
238,149	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	241,203
1,019,232	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	1,027,840
966,839	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	974,830
218,203	0.58	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/23	218,982
747,376	0.63	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36	753,425
835,695	0.42	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	835,999
70,654	0.41	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	70,743
304,825	0.43	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	305,136
90,001	0.63	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	90,630
35,302	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 7/18/27	35,757
395,402	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	402,175
274,308	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	278,969
179,929	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/32	183,477
435,830	0.58	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	440,316
145,717	0.63	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	147,586
1,819,664	0.48	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	1,822,718
2,308,683	0.43	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	2,323,403
255,268	0.47	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36	256,463
255,016	0.58	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/37	257,220
200,204	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/31	202,991
80,409	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	81,750
266,688	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	269,818
14,018	0.58	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/33	14,083
253,920	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36	256,429
19,019	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/20	19,141
69,171	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/21	70,466
335,991	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	340,194
6,923	0.63	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	6,925
1,909,193	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33	1,928,474
686,325	0.75	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	690,819
669,633	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	676,568
346,512	0.63	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	349,651
357,481	0.75	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	361,389
203,974	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	206,417
6,726,684	0.48	Federal National Mortgage Association, Floating Rate Note, 12/25/33	6,749,017
13,716,465	0.63	Federal National Mortgage Association, Floating Rate Note, 2/25/38	13,854,493
665,082	0.48	Federal National Mortgage Association, Floating Rate Note, 3/25/18	665,247
120,244	2.69	Federal National Mortgage Association, Floating Rate Note, 4/25/35	128,295
809,728	2.59	First Horizon Mortgage Pass-Through Trust 2003-AR3, Floating Rate Note, 9/25/33	808,289
1,750,000	0.73	Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)	1,729,933
584,657	1.68	Fosse Master Issuer Plc, Floating Rate Note, 10/19/54 (144A)	586,533
4,353,942	0.53	Four Corners CLO III, Ltd., Floating Rate Note, 7/22/20 (144A)	4,318,096
993,563		Freddie Mac REMICS, 5.0%, 6/15/33	998,632
560,670	0.54	Freddie Mac Strips, Floating Rate Note, 12/15/36	562,579
428,780	0.44	Freddie Mac Strips, Floating Rate Note, 8/15/36	429,082
1,853,628	0.49	Freddie Mac Strips, Floating Rate Note, 8/15/36	1,858,200
1,181,180	1.59	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/24	1,181,118
1,376,978	1.19	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24	1,376,222
1,863,406	1.54	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24	1,863,086
3,500,000	3.55	FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)	3,567,837
1,222,578	0.41	GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)	1,180,018
2,970,159	0.44	GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)	2,879,207
2,128,144	0.36	GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)	2,017,847
733,254		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	708,496
416,318	0.51	Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)	403,727
2,368,309	0.46	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	2,276,369
5,002,918	5.23	GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust, Floating Rate Note, 11/10/45	5,040,295
35,478	5.30	GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38	35,503
702,823		Government National Mortgage Association, 4.0%, 7/20/34	713,505
827,624	0.38	Government National Mortgage Association, Floating Rate Note, 1/16/33	829,517
1,113,263	0.43	Government National Mortgage Association, Floating Rate Note, 1/16/35	1,113,994
324,185	0.86	Government National Mortgage Association, Floating Rate Note, 10/16/39	329,568
806,138	0.58	Government National Mortgage Association, Floating Rate Note, 10/20/38	808,390
1,074,553	0.43	Government National Mortgage Association, Floating Rate Note, 2/20/35	1,076,060
226,027	0.73	Government National Mortgage Association, Floating Rate Note, 4/16/32	228,860
502,351	0.58	Government National Mortgage Association, Floating Rate Note, 5/16/38	503,233
221,241	0.68	Government National Mortgage Association, Floating Rate Note, 6/16/31	222,246
447,311	1.18	Government National Mortgage Association, Floating Rate Note, 8/16/39	458,824
111,754	0.58	Government National Mortgage Association, Floating Rate Note, 8/20/35	111,788
397,385	0.68	Government National Mortgage Association, Floating Rate Note, 8/20/38	399,770
617,368	0.43	Government National Mortgage Association, Floating Rate Note, 9/16/31	619,103
3,350,000	1.49	GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/16/27 (144A)	3,350,382
3,550,000	5.55	GS Mortgage Securities Trust 2006-GG6 REMICS, Floating Rate Note, 4/10/38	3,570,139
2,000,000	1.94	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	1,990,090
1,225,411	0.96	GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34	1,189,297
248,028	0.93	GSAA Home Equity Trust 2004-8, Floating Rate Note, 9/25/34	247,494
76,482	2.45	GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33	76,133
686,372	2.74	HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34	685,252
251,191	1.31	HarborView Mortgage Loan Trust 2004-4, Floating Rate Note, 6/19/34	243,030
717,362	0.74	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	717,523
500,000	1.24	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	499,610
2,439,026	1.68	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	2,439,026
1,498,657	1.29	Homestar Mortgage Acceptance Corp. REMICS, Floating Rate Note, 9/25/34	1,482,890
4,298,606	0.83	Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34	4,133,041
874,755	0.54	Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34	861,279
1,740,719	0.64	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	1,726,087
1,800,000	1.89	Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)	1,803,398
483,718	1.08	Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33	466,381
2,014,263	0.82	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,922,647
1,755,601	0.80	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,676,262
476,646	1.02	Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34	467,443
494,513	0.99	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	470,296
1,610,788	1.00	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	1,553,019
234,920	2.81	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	225,512
2,077,043	0.54	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36	2,010,171
866,486	0.53	Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36	854,492
801,240	0.39	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	753,364
124,076	6.45	JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2002 CIBC4, Floating Rate Note, 5/12/34	127,945
223,075	4.84	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41	222,685
871,026	4.94	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3 REMICS, Floating Rate Note, 8/15/42	870,670
2,670,000	5.13	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3, Floating Rate Note, 8/15/42	2,669,151
3,950,000	5.04	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42	3,958,030
4,565,711	5.24	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, Floating Rate Note, 12/15/44	4,575,961
1,601,827	0.47	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	1,585,538
167,333	0.55	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	162,747
3,512,000	5.56	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, Floating Rate Note, 4/15/43	3,576,494
73,132	0.34	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	72,516
3,350,579		JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18, 5.44%, 6/12/47	3,513,018
5,600,000	1.44	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)	5,592,434
4,280,000	1.59	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)	4,263,120
3,510,000	1.69	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)	3,509,965
2,910,000	2.19	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU, Floating Rate Note, 12/15/28 (144A)	2,910,754
1,500,000	1.94	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)	1,499,956
2,500,000	2.29	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)	2,491,122
4,240,000	1.59	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)	4,237,672
3,750,000	1.11	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	3,739,924
3,500,000	1.89	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	3,483,308
3,770,000	1.79	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)	3,772,326
4,000,000	2.44	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)	3,988,080
3,600,000	0.00	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7, Floating Rate Note, 5/15/28	3,590,985
3,903,651	1.68	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	3,931,852
1,095,479	0.78	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	1,095,948
104,223		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	105,356
4,559,672		LB-UBS Commercial Mortgage Trust 2006-C1 REMICS, 5.156%, 2/15/31	4,603,937
500,000	1.54	LCM X LP, Floating Rate Note, 4/15/22 (144A)	499,170
901,562	1.13	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	896,549
1,359,846	1.23	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	1,367,954
1,858,681	0.43	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	1,756,675
1,018,906	0.40	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	956,545
2,156,047	0.41	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	2,034,239
1,730,811	0.43	Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)	1,632,304
2,559,274	0.88	Lehman XS Trust Series 2005-2, Floating Rate Note, 8/25/35	2,418,931
4,868,613	2.18	LSTAR Securities Investment Trust 2015-5, Floating Rate Note, 4/1/20 (144A)	4,849,742
708,537	2.11	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	710,565
1,501,421	0.54	MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35	1,474,061
168,453	0.58	MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18	163,567
3,675,715	0.67	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30	3,488,434
1,133,460	0.63	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30	1,080,599
584,306	2.35	Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35	588,186
2,639,983	2.57	Merrill Lynch Mortgage Investors Trust Series 2005-A9, Floating Rate Note, 12/25/35	2,632,160
1,543,188	1.20	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28	1,438,833
1,415,469	0.87	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-B, Floating Rate Note, 4/25/28	1,369,797
1,928,552	0.85	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28	1,833,603
1,428,956	1.14	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	1,408,221
1,704,509	0.81	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28	1,627,331
790,941	0.83	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	757,246
230,667	1.89	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	229,957
1,300,197	0.83	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29	1,278,360
1,818,818	0.65	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A REMICS, Floating Rate Note, 4/25/29	1,744,056
409,328	0.96	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29	397,044
1,919,146	0.75	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	1,782,605
120,337	1.44	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	114,785
701,424	2.10	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29	699,780
2,871,011	1.16	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29	2,773,824
2,550,513	0.75	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	2,396,360
938,395	1.04	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	911,082
2,290,326	0.65	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	2,221,509
752,644	5.46	Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37	752,717
4,961,725	5.29	Merrill Lynch Mortgage Trust 2005-LC1, Floating Rate Note, 1/12/44	4,986,385
66,526	5.23	Morgan Stanley Capital I Trust 2005-IQ10, Floating Rate Note, 9/15/42	66,481
3,200,000	5.79	Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44	3,319,430
1,926,365	5.16	Morgan Stanley Capital I Trust 2006-TOP21, Floating Rate Note, 10/12/52	1,935,082
2,192,949	6.01	Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41	2,263,608
1,601,431	5.51	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	1,678,508
3,860,000	1.94	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)	3,860,301
2,584,867	0.46	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	2,561,229
1,890,678	0.47	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	1,823,134
546,655	0.46	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	544,088
2,577,030	0.97	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	2,462,958
5,842,142	0.93	MortgageIT Trust 2004-2, Floating Rate Note, 12/25/34	5,665,979
1,539,009	0.71	MortgageIT Trust 2005-2, Floating Rate Note, 5/25/35	1,466,666
854,186	0.74	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 12/8/20	860,365
1,115,639	0.74	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/2/21 (e)	1,118,626
897,862	0.63	NCUA Guaranteed Notes Trust, Floating Rate Note, 10/7/20	902,425
2,625,403	0.55	NCUA Guaranteed Notes Trust, Floating Rate Note, 11/6/17	2,630,376
267,667	0.74	NCUA Guaranteed Notes Trust, Floating Rate Note, 12/8/20	269,529
941,118	0.58	NCUA Guaranteed Notes Trust, Floating Rate Note, 3/11/20	943,996
1,021,278	0.56	NCUA Guaranteed Notes Trust, Floating Rate Note, 4/6/20	1,021,595
581,939	0.52	NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)	574,195
750,000	2.18	Newstar Trust, Floating Rate Note, 1/20/23 (144A)	747,323
104,373	2.29	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4, Floating Rate Note, 12/25/34	104,853
32,224		Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, 4.786%, 3/25/35	32,603
3,926,990	3.13	Nomura Resecuritization Trust 2011-4R, Floating Rate Note, 6/26/47 (144A)	3,936,140
1,805,056	2.04	NorthStar 2013-1, Floating Rate Note, 8/27/29 (144A)	1,806,750
5,329,424	0.58	Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35	4,909,385
4,633,113	0.50	Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35	4,347,917
1,082,866		ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A) (e)	1,082,866
433,780		ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)	433,780
3,500,000	0.00	Pepper Residential Securities Trust No 14, Floating Rate Note, 6/12/16	3,500,105
2,000,000	0.51	Pepper Residential Securities Trust, Floating Rate Note, 4/10/16 (144A)	2,000,000
887,000	1.88	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)	888,463
5,200,000	2.33	RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)	5,149,830
3,695,314	1.43	RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A) (e)	3,694,043
69,364	0.74	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	67,090
635,667	0.58	RALI Series 2003-QS10 Trust, Floating Rate Note, 5/25/33	617,516
1,942,461	0.68	RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33	1,811,149
848,598	0.63	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	767,095
748,405	0.63	RALI Series 2003-QS5 Trust, Floating Rate Note, 3/25/18	730,474
1,005,985	0.63	RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18	983,948
58,937		RALI Series 2004-QR1 Trust, 5.25%, 10/25/34	58,878
467,724		RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	476,643
484,865	0.78	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	479,796
3,167,170	0.49	RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35	3,022,050
2,367,812	0.68	RBSSP Resecuritization Trust 2009-5, Floating Rate Note, 8/25/37 (144A)	2,268,975
363,580	0.54	Regatta Funding, Ltd., Floating Rate Note, 6/15/20 (144A)	361,249
2,046,745	1.64	RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35	1,962,450
2,373,724	0.99	RESI MAC, 2014-1A, Floating Rate Note, 6/12/19	2,375,091
553,479	0.64	Residential Asset Securitization Trust 2003-A15, Floating Rate Note, 2/25/34	509,955
352,734	0.58	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	323,216
4,920,000	1.24	Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)	4,894,800
3,000,000	2.34	Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)	3,001,818
403,962		Rialto Capital Management LLC, 2.85%, 5/15/24 (144A) (e)	404,118
3,200,000		RREF 2015-LT7 LLC, 3.0%, 12/25/32 (144A)	3,197,494
2,884,710		Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)	2,858,632
166,278	0.95	Sequoia Mortgage Trust 10, Floating Rate Note, 10/20/27	156,201
468,331	1.08	Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33	455,022
2,245,311	0.81	Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33	2,168,499
260,926	0.83	Sequoia Mortgage Trust 2003-8, Floating Rate Note, 1/20/34	248,685
527,709	0.83	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	497,302
337,141	1.80	Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34	339,260
3,064,259	0.65	Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35	2,879,678
1,099,710	0.61	Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35	1,041,349
1,078,815	0.91	Sequoia Mortgage Trust 4, Floating Rate Note, 11/22/24	1,074,997
359,564	1.57	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)	360,275
406,491	2.86	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	404,690
476,781	2.46	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	470,292
3,246,751	1.03	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	2,963,261
519,922	2.40	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34	523,702
27,943	0.59	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 6/25/35	27,946
2,275,583	0.56	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 7/25/34	2,189,871
777,037	0.89	Structured Asset Mortgage Investments II Trust 2004-AR1, Floating Rate Note, 3/19/34	740,511
4,124,387	0.87	Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35	4,008,727
1,712,955	1.09	Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33	1,670,222
161,900	2.56	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	160,385
1,295,895	1.13	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 1998-8, Floating Rate Note, 8/25/28	1,281,602
946,530	2.42	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	932,854
188,708	0.69	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33	186,973
381,807	0.48	Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35	335,509
3,050,000	0.00	Symphony CLO, Ltd., Floating Rate Note, 7/23/23 (144A)	3,046,776
599,243	1.87	Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44	590,851
2,424,503	2.19	Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)	2,431,776
875,000	1.59	Venture XII CLO, Ltd., Floating Rate Note, 2/28/24 (144A)	872,294
1,734,930		VFC 2014-2 LLC, 2.75%, 7/20/30 (144A)	1,734,892
1,770,802		VFC 2015-3 LLC, 2.75%, 12/20/31 (144A)	1,768,810
2,605,555		VOLT NPL X LLC, 3.375%, 10/26/54 (Step) (144A)	2,605,768
2,162,060		VOLT XXX LLC, 3.625%, 10/25/57 (Step) (e)	2,160,458
3,000,000	1.60	Voya CLO, Ltd., Floating Rate Note, 10/15/22 (144A)	3,000,120
905,454	5.25	Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Floating Rate Note, 10/17/44	906,378
3,532,086	5.27	Wachovia Bank Commercial Mortgage Trust Series 2005-C22 REMICS, Floating Rate Note, 12/15/44	3,536,476
4,193,597	5.42	Wachovia Bank Commercial Mortgage Trust Series 2006-C23 REMICS, Floating Rate Note, 1/15/45	4,216,012
3,148,857	5.71	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43	3,198,801
642,544	2.39	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 2/25/33	632,243
2,500,000	2.04	Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/16/27 (144A)	2,485,725
1,315,522	0.50	Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)	1,293,865
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $743,990,692)	$740,622,985

		CORPORATE BONDS - 30.6%
		Energy - 1.8%
		Integrated Oil & Gas - 0.7%
2,640,000	0.38	Chevron Corp., Floating Rate Note, 11/9/16	$2,640,180
2,550,000	0.43	Chevron Corp., Floating Rate Note, 3/2/18	2,541,146
1,980,000	0.31	Exxon Mobil Corp., Floating Rate Note, 3/15/17	1,978,768
3,020,000	0.48	Shell International Finance BV, Floating Rate Note, 11/15/16	3,025,611
2,140,000	0.48	Statoil ASA, Floating Rate Note, 11/9/17	2,130,909
3,355,000	0.66	Total Capital Canada, Ltd., Floating Rate Note, 1/15/16	3,361,099
2,500,000		Total Capital International SA, 0.75%, 1/25/16	2,503,720
			$18,181,433
		Oil & Gas Exploration & Production - 0.8%
7,849,000	0.65	Canadian Natural Resources, Ltd., Floating Rate Note, 3/30/16	$7,834,801
4,815,000	0.74	Devon Energy Corp., Floating Rate Note, 12/15/15	4,811,105
6,604,000		Marathon Oil Corp., 0.9%, 11/1/15	6,602,356
1,730,000		Total Capital SA, 3.125%, 10/2/15	1,741,447
			$20,989,709
		Oil & Gas Storage & Transportation - 0.3%
1,650,000	0.92	Enbridge, Inc., Floating Rate Note, 10/1/16	$1,647,352
3,355,000		Enterprise Products Operating LLC, 3.2%, 2/1/16	3,395,884
3,544,000	0.95	TransCanada PipeLines, Ltd., Floating Rate Note, 6/30/16	3,546,796
			$8,590,032
		Total Energy	$47,761,174
		Materials - 0.3%
		Diversified Metals & Mining - 0.1%
1,795,000	0.52	BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16	$1,794,636
1,130,000	1.11	Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16	1,132,869
			$2,927,505
		Steel - 0.2%
2,500,000	1.34	Glencore Funding LLC, Floating Rate Note, 4/16/18 (144A)	$2,498,630
1,800,000	1.42	Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)	1,804,766
			$4,303,396
		Total Materials	$7,230,901
		Capital Goods - 0.5%
		Industrial Conglomerates - 0.2%
4,330,000	0.48	Tyco Electronics Group SA, Floating Rate Note, 1/29/16	$4,330,048
		Construction & Farm Machinery & Heavy Trucks - 0.3%
2,500,000	0.41	Caterpillar Financial Services Corp., Floating Rate Note, 3/3/17	$2,498,655
1,500,000	0.57	John Deere Capital Corp., Floating Rate Note, 10/11/16	1,503,224
1,800,000	0.38	John Deere Capital Corp., Floating Rate Note, 12/10/15	1,800,320
2,883,000	0.38	John Deere Capital Corp., Floating Rate Note, 2/25/16	2,882,741
			$8,684,940
		Total Capital Goods	$13,014,988
		Transportation - 0.1%
		Railroads - 0.1%
1,670,000	0.44	Canadian National Railway Co., Floating Rate Note, 11/14/17	$1,667,786
		Total Transportation	$1,667,786
		Automobiles & Components - 1.8%
		Automobile Manufacturers - 1.8%
5,100,000		Daimler Finance North America LLC, 1.3%, 7/31/15 (144A)	$5,102,305
1,500,000	0.61	Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)	1,499,349
1,275,000	0.70	Daimler Finance North America LLC, Floating Rate Note, 3/2/18 (144A)	1,272,936
1,500,000	0.96	Daimler Finance North America LLC, Floating Rate Note, 8/1/16 (144A)	1,506,266
2,061,000	0.62	Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)	2,058,366
2,600,000	1.21	Ford Motor Credit Co. LLC, Floating Rate Note, 1/9/18	2,602,564
1,715,000	0.73	Ford Motor Credit Co. LLC, Floating Rate Note, 11/8/16	1,710,999
2,500,000	0.90	Ford Motor Credit Co. LLC, Floating Rate Note, 3/27/17	2,492,635
2,600,000	0.80	Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17	2,584,878
1,300,000		Nissan Motor Acceptance Corp., 1.0%, 3/15/16 (144A)	1,302,412
2,000,000	0.81	Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)	2,007,276
1,500,000	0.97	Nissan Motor Acceptance Corp., Floating Rate Note, 9/26/16 (144A)	1,507,168
2,589,000	0.48	Toyota Motor Credit Corp., Floating Rate Note, 5/16/17	2,586,398
3,800,000	0.57	Toyota Motor Credit Corp., Floating Rate Note, 5/17/16	3,806,190
2,300,000	0.42	Toyota Motor Credit Corp., Floating Rate Note, 9/18/15	2,300,320
650,000	0.37	Toyota Motor Credit Corp., Floating Rate Note, 9/23/16	649,604
2,500,000	0.72	Volkswagen Group of America Finance LLC, Floating Rate Note, 11/20/17 (144A)	2,503,958
1,900,000	0.50	Volkswagen Group of America Finance LLC, Floating Rate Note, 5/23/16 (144A)	1,898,488
6,790,000		Volkswagen International Finance NV, 1.15%, 11/20/15 (144A)	6,805,284
1,750,000	0.72	Volkswagen International Finance NV, Floating Rate Note, 11/18/16 (144A)	1,752,776
			$47,950,172
		Total Automobiles & Components	$47,950,172
		Media - 0.2%
		Broadcasting - 0.2%
3,744,000	0.81	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)	$3,754,738
1,300,000	0.96	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/18 (144A)	1,305,903
			$5,060,641
		Total Media	$5,060,641
		Retailing - 0.3%
		Internet Retail - 0.2%
5,450,000		Amazon.com, Inc., 0.65%, 11/27/15	$5,450,174
		Automotive Retail - 0.1%
1,230,000	0.56	Volkswagen Group of America Finance LLC, Floating Rate Note, 11/22/16 (144A)	$1,229,808
		Total Retailing	$6,679,982
		Food & Staples Retailing - 0.0% †
		Hypermarkets & Super Centers - 0.0% †
955,000		Wal-Mart Stores, Inc., 0.6%, 4/11/16	$955,353
		Total Food & Staples Retailing	$955,353
		Food, Beverage & Tobacco - 0.5%
		Brewers - 0.2%
3,700,000		Anheuser-Busch InBev Finance, Inc., 0.8%, 1/15/16	$3,705,391
1,900,000	0.47	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17	1,896,392
			$5,601,783
		Soft Drinks - 0.2%
551,000		Coca-Cola Enterprises, Inc., 2.125%, 9/15/15	$552,601
3,460,000	0.49	PepsiCo, Inc., Floating Rate Note, 2/26/16	3,464,346
			$4,016,947
		Packaged Foods & Meats - 0.1%
1,895,000	0.48	General Mills, Inc., Floating Rate Note, 1/28/16	$1,892,576
1,765,000	0.58	General Mills, Inc., Floating Rate Note, 1/29/16	1,764,922
			$3,657,498
		Tobacco - 0.0% †
1,075,000		Altria Group, Inc., 4.125%, 9/11/15	$1,081,062
		Total Food, Beverage & Tobacco	$14,357,290
		Household & Personal Products - 0.1%
		Household Products - 0.1%
2,950,000		The Procter & Gamble Co., 1.8%, 11/15/15	$2,964,942
		Total Household & Personal Products	$2,964,942
		Health Care Equipment & Services - 1.0%
		Health Care Equipment - 0.4%
2,700,000	0.72	Becton Dickinson and Co., Floating Rate Note, 6/15/16	$2,701,247
5,040,000		Medtronic, Inc., 4.75%, 9/15/15	5,081,131
1,695,000		St. Jude Medical, Inc., 2.5%, 1/15/16	1,713,048
			$9,495,426
		Health Care Distributors - 0.4%
2,993,000		McKesson Corp., 3.25%, 3/1/16	$3,038,155
6,580,000	0.66	McKesson Corp., Floating Rate Note, 9/10/15	6,579,474
			$9,617,629
		Health Care Services - 0.2%
6,250,000		Medco Health Solutions, Inc., 2.75%, 9/15/15	$6,275,775
		Total Health Care Equipment & Services	$25,388,830
		Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
		Biotechnology - 0.1%
2,500,000	1.06	Baxalta, Inc., Floating Rate Note, 6/22/18 (144A)	$2,499,252
		Pharmaceuticals - 0.5%
2,500,000	0.52	Bayer US Finance LLC, Floating Rate Note, 10/7/16 (144A)	$2,502,495
2,500,000	0.62	EMD Finance LLC, Floating Rate Note, 3/17/17 (144A)	2,498,660
2,045,000		Merck & Co, Inc., 0.7%, 5/18/16	2,044,939
2,500,000	0.40	Merck & Co., Inc., Floating Rate Note, 2/10/17	2,501,300
500,000	0.47	Merck & Co., Inc., Floating Rate Note, 5/18/16	500,582
2,100,000	0.42	Pfizer, Inc., Floating Rate Note, 5/15/17	2,100,235
			$12,148,211
		Total Pharmaceuticals, Biotechnology & Life Sciences	$14,647,463
		Banks - 8.8%
		Diversified Banks - 5.4%
1,725,000	1.08	ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)	$1,732,642
6,000,000	1.08	Bank of America Corp., Floating Rate Note, 3/22/16	6,013,290
1,423,000	0.89	Bank of America Corp., Floating Rate Note, 8/25/17	1,420,174
2,455,000	0.73	Bank of America NA, Floating Rate Note, 6/5/17	2,455,923
2,600,000		Bank of Montreal, 0.8%, 11/6/15	2,603,458
2,300,000	0.53	Bank of Montreal, Floating Rate Note, 7/14/17	2,297,642
4,605,000	0.74	Bank of Montreal, Floating Rate Note, 9/11/15	4,609,319
2,600,000	0.52	Bank of Montreal, Floating Rate Note, 9/24/15	2,601,152
1,640,000	0.53	Bank of Nova Scotia Houston, Floating Rate Note, 10/23/15	1,640,910
821,000	0.86	Barclays Bank Plc, Floating Rate Note, 2/17/17	818,185
2,500,000		Caisse Centrale Desjardins, 2.65%, 9/16/15 (144A)	2,510,775
2,590,000	0.94	Caisse Centrale Desjardins, Floating Rate Note, 1/29/18 (144A)	2,600,818
1,900,000	0.95	Citigroup, Inc., Floating Rate Note, 11/15/16	1,903,068
2,630,000	0.98	Citigroup, Inc., Floating Rate Note, 11/24/17	2,628,556
1,325,000	1.06	Citigroup, Inc., Floating Rate Note, 4/1/16	1,327,643
2,500,000	0.55	Citigroup, Inc., Floating Rate Note, 6/9/16	2,488,628
3,700,000	1.24	Citigroup, Inc., Floating Rate Note, 7/25/16	3,710,478
1,800,000	0.47	Commonwealth Bank of Australia, Floating Rate Note, 12/4/15 (144A)	1,801,096
2,000,000	0.63	Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)	2,000,804
1,575,000	1.07	Commonwealth Bank of Australia, Floating Rate Note, 9/18/15 (144A)	1,577,843
2,500,000	0.41	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 10/23/15	2,500,538
3,975,000	0.75	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 3/18/16	3,986,265
1,000,000		HSBC Bank Middle East, Ltd., 3.0%, 10/21/15	1,001,779
1,528,000		JPMorgan Chase & Co., 1.1%, 10/15/15	1,529,384
2,000,000	0.94	JPMorgan Chase & Co., Floating Rate Note, 10/15/15	2,002,690
2,000,000	0.79	JPMorgan Chase & Co., Floating Rate Note, 2/15/17	2,002,782
1,800,000	0.90	JPMorgan Chase & Co., Floating Rate Note, 2/26/16	1,802,457
3,800,000	0.79	JPMorgan Chase & Co., Floating Rate Note, 3/1/18	3,788,691
2,500,000	0.82	Lloyds Bank Plc, Floating Rate Note, 5/14/18	2,503,498
2,500,000	0.91	Macquarie Bank, Ltd., Floating Rate Note, 10/27/17 (144A)	2,504,495
1,670,000	0.91	Mizuho Bank, Ltd., Floating Rate Note, 3/26/18 (144A)	1,673,552
2,000,000	0.71	Mizuho Bank, Ltd., Floating Rate Note, 4/16/17 (144A)	1,996,772
2,425,000	0.85	MUFG Americas Holdings Corp., Floating Rate Note, 2/9/18	2,428,034
1,950,000	0.64	National Australia Bank, Ltd., Floating Rate Note, 3/17/17 (144A)	1,953,758
2,650,000		Nordea Bank AB, 0.875%, 5/13/16 (144A)	2,655,928
2,175,000	0.63	Nordea Bank AB, Floating Rate Note, 4/4/17	2,176,512
2,700,000	0.74	Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)	2,709,272
1,300,000		Royal Bank of Canada, 0.8%, 10/30/15	1,301,622
1,875,000	0.61	Royal Bank of Canada, Floating Rate Note, 1/23/17	1,876,116
2,500,000	0.54	Royal Bank of Canada, Floating Rate Note, 10/13/17	2,499,955
1,800,000	0.49	Royal Bank of Canada, Floating Rate Note, 12/16/15	1,800,576
2,200,000	0.51	Royal Bank of Canada, Floating Rate Note, 6/16/17	2,196,350
2,000,000	0.72	Royal Bank of Canada, Floating Rate Note, 9/9/16	2,006,518
1,500,000	0.95	Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16	1,502,640
1,500,000	1.05	Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)	1,503,304
4,735,000	0.73	Svenska Handelsbanken AB, Floating Rate Note, 3/21/16	4,748,518
3,650,000	0.73	Svenska Handelsbanken AB, Floating Rate Note, 9/23/16	3,662,140
1,800,000	0.69	The Bank of Nova Scotia, Floating Rate Note, 12/13/16	1,802,954
3,255,000	0.67	The Bank of Nova Scotia, Floating Rate Note, 3/15/16	3,259,528
1,500,000	0.80	The Bank of Nova Scotia, Floating Rate Note, 7/15/16	1,505,712
1,000,000	0.67	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)	999,250
2,525,000	0.57	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)	2,517,117
2,000,000	0.70	The Huntington National Bank, Floating Rate Note, 4/24/17	1,995,104
4,025,000	0.48	The Toronto-Dominion Bank, Floating Rate Note, 11/6/15	4,027,717
2,000,000	0.52	The Toronto-Dominion Bank, Floating Rate Note, 5/2/17	1,998,822
1,320,000	0.44	The Toronto-Dominion Bank, Floating Rate Note, 7/8/16	1,321,052
2,800,000	0.72	The Toronto-Dominion Bank, Floating Rate Note, 9/9/16	2,809,789
2,620,000		US Bancorp, 2.45%, 7/27/15	2,623,375
2,500,000	0.91	Wells Fargo & Co., Floating Rate Note, 4/23/18	2,506,922
2,000,000	0.61	Westpac Banking Corp., Floating Rate Note, 5/19/17	2,000,604
500,000	1.07	Westpac Banking Corp., Floating Rate Note, 7/17/15 (144A)	500,146
1,000,000	0.58	Westpac Banking Corp., Floating Rate Note, 7/28/15	1,000,119
			$141,924,761
		Regional Banks - 3.4%
6,390,000	0.73	American Express Centurion Bank, Floating Rate Note, 11/13/15	$6,395,949
2,500,000		BB&T Corp., 3.2%, 3/15/16	2,537,365
500,000	0.58	Branch Banking & Trust Co., Floating Rate Note, 5/23/17	497,642
6,144,000	0.59	Branch Banking & Trust Co., Floating Rate Note, 9/13/16	6,126,803
2,910,000	0.71	Capital One NA, Floating Rate Note, 3/22/16	2,908,522
3,790,000		Fifth Third Bancorp, 3.625%, 1/25/16	3,845,861
1,727,000	0.69	Fifth Third Bancorp, Floating Rate Note, 12/20/16	1,718,032
1,800,000	0.79	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 11/18/16	1,802,561
3,330,000	0.69	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16	3,329,720
4,500,000	0.77	KeyBank NA Cleveland Ohio, Floating Rate Note, 11/25/16	4,501,584
2,500,000	0.80	KeyBank NA Cleveland Ohio, Floating Rate Note, 6/1/18	2,501,425
5,350,000		KeyCorp, 3.75%, 8/13/15	5,366,007
2,710,000	0.65	Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17	2,703,778
2,400,000	0.58	Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17	2,385,233
6,200,000	1.02	MUFG Union Bank NA, Floating Rate Note, 9/26/16	6,226,096
2,850,000	0.62	National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16	2,843,499
2,225,000	0.47	Nordea Bank Finland Plc New York, Floating Rate Note, 6/13/16	2,225,189
650,000		PNC Bank NA, 0.8%, 1/28/16	650,915
2,250,000	0.59	PNC Bank NA, Floating Rate Note, 1/28/16	2,252,457
2,500,000	0.70	PNC Bank NA, Floating Rate Note, 6/1/18	2,494,955
3,645,000	0.71	SunTrust Bank, Floating Rate Note, 2/15/17	3,641,399
2,500,000	0.84	UBS AG, Floating Rate Note, 6/1/17	2,493,368
2,600,000	0.58	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/26/18	2,596,638
2,025,000	0.51	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/30/17	2,024,619
2,000,000	0.40	US Bank NA Cincinnati Ohio, Floating Rate Note, 4/22/16	2,001,294
1,983,000	0.62	Wachovia Corp., Floating Rate Note, 10/28/15	1,981,915
1,999,000	0.54	Wachovia Corp., Floating Rate Note, 6/15/17	1,992,027
2,600,000		Wells Fargo & Co., 1.5%, 7/1/15	2,600,000
2,503,000	0.48	Wells Fargo & Co., Floating Rate Note, 10/28/15	2,503,756
3,105,000	0.81	Wells Fargo & Co., Floating Rate Note, 7/20/16	3,116,318
975,000	0.49	Wells Fargo Bank NA, Floating Rate Note, 5/16/16	972,353
			$89,237,280
		Total Banks	$231,162,041
		Diversified Financials - 5.5%
		Other Diversified Financial Services - 0.8%
2,000,000	0.74	Bank of America NA, Floating Rate Note, 2/14/17	$2,000,542
1,000,000		General Electric Capital Corp., 1.625%, 7/2/15	1,000,000
1,865,000	0.51	General Electric Capital Corp., Floating Rate Note, 1/14/16	1,867,348
4,124,000	0.87	General Electric Capital Corp., Floating Rate Note, 1/8/16	4,136,294
1,000,000	0.48	General Electric Capital Corp., Floating Rate Note, 5/11/16	1,001,862
2,000,000	0.55	General Electric Capital Corp., Floating Rate Note, 5/15/17	2,003,196
690,000	0.65	General Electric Capital Corp., Floating Rate Note, 7/10/15	690,045
2,372,000	0.93	General Electric Capital Corp., Floating Rate Note, 7/12/16	2,384,844
2,793,000	1.30	General Electric Capital Corp., Floating Rate Note, 7/2/15	2,793,000
500,000	1.38	General Electric Capital Corp., Floating Rate Note, 8/1/17	507,444
1,950,000	1.07	Hyundai Capital Services, Inc., Floating Rate Note, 3/18/17 (144A)	1,955,066
			$20,339,641
		Multi-Sector Holdings - 0.3%
1,855,000	0.42	Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17	$1,856,389
2,500,000	0.40	Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17	2,500,155
2,775,000		Berkshire Hathaway, Inc., 2.2%, 8/15/16	2,820,410
			$7,176,954
		Specialized Finance - 0.6%
4,100,000		Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (144A)	$4,101,759
7,060,000		MassMutual Global Funding II, 3.125%, 4/14/16 (144A)	7,187,920
3,290,000	0.39	MassMutual Global Funding II, Floating Rate Note, 12/11/15 (144A)	3,291,000
1,800,000	0.58	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16	1,802,101
			$16,382,780
		Consumer Finance - 1.3%
5,642,000	0.79	American Express Credit Corp., Floating Rate Note, 7/29/16	$5,650,339
1,000,000		American Honda Finance Corp., 1.0%, 8/11/15 (144A)	1,000,654
2,650,000	0.30	American Honda Finance Corp., Floating Rate Note, 1/11/16	2,649,833
2,285,000	0.77	American Honda Finance Corp., Floating Rate Note, 10/7/16	2,293,882
2,570,000	0.58	American Honda Finance Corp., Floating Rate Note, 12/11/17	2,571,609
3,050,000	0.66	American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)	3,057,171
2,600,000		Capital One Financial Corp., 1.0%, 11/6/15	2,596,077
2,500,000		Capital One Financial Corp., 3.15%, 7/15/16	2,547,030
2,620,000	0.92	Capital One Financial Corp., Floating Rate Note, 11/6/15	2,623,102
1,500,000	0.52	Caterpillar Financial Services Corp., Floating Rate Note, 2/26/16	1,501,954
2,500,000	1.63	General Motors Financial Co, Inc., Floating Rate Note, 4/10/18	2,518,985
1,290,000	0.45	PACCAR Financial Corp., Floating Rate Note, 6/6/17	1,290,622
2,250,000		Toyota Motor Credit Corp., 0.75%, 3/3/17 (Step)	2,246,715
1,200,000		Toyota Motor Credit Corp., 0.875%, 7/17/15	1,200,229
			$33,748,202
		Asset Management & Custody Banks - 0.9%
7,480,000	0.46	State Street Bank & Trust Co., Floating Rate Note, 12/8/15	$7,475,744
3,750,000		State Street Corp., 2.875%, 3/7/16	3,810,015
2,850,000		The Bank of New York Mellon Corp., 0.7%, 3/4/16	2,849,832
835,000		The Bank of New York Mellon Corp., 2.5%, 1/15/16	843,902
3,533,000	0.51	The Bank of New York Mellon Corp., Floating Rate Note, 10/23/15	3,535,540
3,275,000	0.51	The Bank of New York Mellon Corp., Floating Rate Note, 3/4/16	3,275,865
2,465,000	0.95	The Goldman Sachs Group, Inc., Floating Rate Note, 5/22/17	2,464,956
			$24,255,854
		Investment Banking & Brokerage - 1.6%
1,210,000	1.28	Macquarie Group, Ltd., Floating Rate Note, 1/31/17 (144A)	$1,215,625
1,300,000		Morgan Stanley, 1.75%, 2/25/16	1,305,291
2,700,000	1.01	Morgan Stanley, Floating Rate Note, 1/5/18	2,702,425
1,598,000	0.76	Morgan Stanley, Floating Rate Note, 10/15/15	1,599,310
4,350,000	1.53	Morgan Stanley, Floating Rate Note, 2/25/16	4,373,516
685,000	3.00	Morgan Stanley, Floating Rate Note, 8/30/15	687,312
7,409,000		Raymond James Financial, Inc., 4.25%, 4/15/16	7,594,173
2,465,000	0.67	The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16	2,462,821
8,285,000		The Charles Schwab Corp., 0.85%, 12/4/15	8,297,535
3,422,000		The Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,433,816
2,400,000		The Goldman Sachs Group, Inc., 3.7%, 8/1/15	2,405,083
4,300,000	0.71	The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16	4,297,235
1,300,000	0.68	The Goldman Sachs Group, Inc., Floating Rate Note, 7/22/15	1,300,090
			$41,674,232
		Total Diversified Financials	$143,577,663
		Insurance - 6.4%
		Insurance Brokers - 0.4%
5,000,000		Aon Corp., 3.125%, 5/27/16	$5,099,795
3,648,000		Aon Corp., 3.5%, 9/30/15	3,669,603
			$8,769,398
		Life & Health Insurance - 1.0%
5,100,000	0.53	Jackson National Life Global Funding, Floating Rate Note, 7/29/16 (144A)	$5,103,692
3,300,000	0.62	Jackson National Life Global Funding, Floating Rate Note, 9/30/15 (144A)	3,301,888
4,740,000		Manulife Financial Corp., 3.4%, 9/17/15	4,764,269
1,500,000	0.43	Pricoa Global Funding I, Floating Rate Note, 5/16/16 (144A)	1,499,775
3,255,000	0.48	Pricoa Global Funding I, Floating Rate Note, 6/24/16 (144A)	3,241,759
3,770,000		Principal Life Global Funding II, 1.0%, 12/11/15 (144A)	3,776,515
2,530,000	0.63	Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)	2,535,169
2,500,000		Prudential Financial, Inc., 3.0%, 5/12/16	2,542,215
			$26,765,282
		Multi-line Insurance - 0.8%
4,126,000		American International Group, Inc., 5.05%, 10/1/15	$4,167,681
690,000		Metropolitan Life Global Funding I, 3.125%, 1/11/16 (144A)	699,210
2,500,000	0.81	Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)	2,511,328
3,550,000		New York Life Global Funding, 0.75%, 7/24/15 (144A)	3,550,373
6,650,000	0.55	New York Life Global Funding, Floating Rate Note, 12/15/17 (144A)	6,670,748
3,150,000	0.63	New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)	3,158,344
			$20,757,684
		Reinsurance - 4.2%
1,000,000	5.25	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	$996,100
1,250,000	5.91	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	1,242,250
1,000,000		Altair Re, Variable Rate Notes, 6/30/17 (f)	1,030,000
100,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15 (f)	113,930
500,000		Arlington Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 8/31/16 (f)	503,550
1,500,000	3.46	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	1,525,650
1,000,000	8.14	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	1,000,300
2,575,000	4.37	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	2,560,322
750,000	2.51	Bosphorus Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	748,650
2,250,000	5.27	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	2,206,800
2,550,000	6.86	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	2,557,650
250,000	4.26	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)	242,875
1,350,000	3.76	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)	1,314,225
500,000		Clarendon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 6/15/16 (f)	479,900
1,000,000	0.00	Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)	952,400
1,000,000	0.00	Cranberry Re, Ltd., Floating Rate Note, 7/6/18 (Cat Bond) (144A)	1,000,200
250,000	9.00	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	252,150
1,450,000	3.76	East Lane Re VI, Ltd., Floating Rate Note, 3/13/20 (Cat Bond) (144A)	1,424,190
2,000,000	2.77	East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)	1,948,000
1,300,000		Eden Re II, Ltd., 4/19/18 (Cat Bond) (144A) (c)	1,331,200
1,025,000	5.01	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)	1,024,898
2,375,100		Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16 (f)	2,396,238
750,000		Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16 (f)	717,375
1,250,000	7.43	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	1,258,250
2,000,000	6.70	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,804,800
2,000,000		Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15 (f)	2,000,000
2,650,000	2.22	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	2,629,330
2,600,000		Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/17 (f)	2,732,080
420,500		Hereford Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16 (f)	425,588
1,000,000	4.51	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	990,900
2,500,000	4.00	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	2,490,000
2,350,000	3.77	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)	2,319,215
1,000,000	4.52	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	958,400
2,300,000	4.77	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	2,214,440
1,800,000	2.27	Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)	1,801,440
1,000,000		Lahinch Re, 6/15/16 (c) (f)	974,900
1,910,000	3.97	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	1,902,742
750,000	0.00	Longpoint Re, Ltd. III, Floating Rate Note, 5/24/21 (Cat Bond) (144A)	743,850
750,000		Lorenz Re, Ltd., 3/31/18 (f)	762,525
2,000,000	2.02	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,990,600
1,000,000	0.00	Merna Reinsurance, Ltd., Floating Rate Note, 4/9/18 (Cat Bond) (144A)	996,600
1,500,000	4.52	MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)	1,504,950
1,111,667		Muirfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16 (f)	1,120,560
1,750,000	7.52	Multicat Mexico Re, Ltd., Floating Rate Note, 12/4/15 (Cat Bond)(144A)	1,729,700
2,250,000	8.60	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	2,259,900
500,000	11.83	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	496,450
2,500,000	8.03	Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	2,500,250
2,250,000	7.27	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	2,279,250
2,500,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)	2,645,250
2,800,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)	2,813,720
1,750,000	3.51	Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)	1,699,425
1,750,000	8.61	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	1,760,500
1,000,000	5.75	Queen Street X RE, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)	977,300
1,500,000	8.91	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	1,477,050
2,900,000	4.51	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	2,928,420
1,500,000	5.76	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,525,200
1,000,000	12.76	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,040,500
750,000	8.01	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	782,325
900,000	10.01	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	929,340
850,000	9.27	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	875,415
750,000	3.51	Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)	754,950
1,000,000	4.02	Riverfront Re, Ltd., Floating Rate Note, 1/6/17 (Cat Bond) (144A)	975,900
1,000,000	3.02	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)	963,700
2,500,000	3.54	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,435,500
1,250,000	4.02	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,220,875
3,000,000	3.91	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	2,967,000
500,000		Sector Re V, Ltd., 12/1/19 (144A) (c) (f)	527,150
1,250,000		Sector Re V, Ltd., 3/1/20 (144A) (c) (f)	1,257,000
1,500,000	8.51	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	1,525,950
750,000	5.04	Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)	731,400
250,000	9.77	Tramline Re II, Ltd., Floating Rate Note, 1/4/19 (Cat Bond) (144A)	251,825
1,147,083		Troon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16 (f)	1,153,622
2,500,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (f)	2,619,500
500,000	3.51	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	506,350
1,500,000	2.76	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	1,519,350
1,000,000	2.77	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,012,700
1,800,000	1.77	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	1,786,500
			$110,119,290
		Total Insurance	$166,411,654
		Software & Services - 0.2%
		Application Software - 0.0% †
1,250,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	$1,265,625
		Systems Software - 0.2%
2,900,000		Oracle Corp., 5.25%, 1/15/16	$2,975,272
1,937,000	0.47	Oracle Corp., Floating Rate Note, 7/7/17	1,936,599
			$4,911,871
		Total Software & Services	$6,177,496
		Technology Hardware & Equipment - 0.4%
		Communications Equipment - 0.3%
2,580,000	0.54	Cisco Systems, Inc., Floating Rate Note, 3/3/17	$2,583,625
2,550,000	0.59	Cisco Systems, Inc., Floating Rate Note, 6/15/18	2,554,460
3,600,000	0.31	Cisco Systems, Inc., Floating Rate Note, 9/3/15	3,599,622
			$8,737,707
		Computer Storage & Peripherals - 0.1%
1,500,000	0.33	Apple, Inc., Floating Rate Note, 5/3/16	$1,500,108
		Total Technology Hardware & Equipment	$10,237,815
		Telecommunication Services - 0.9%
		Integrated Telecommunication Services - 0.8%
3,119,000		AT&T, Inc., 2.5%, 8/15/15	$3,124,864
2,500,000		AT&T, Inc., 2.95%, 5/15/16	2,541,740
1,735,000	0.66	AT&T, Inc., Floating Rate Note, 2/12/16	1,732,446
2,881,000		British Telecommunications Plc, 1.625%, 6/28/16	2,895,638
3,300,000		Verizon Communications, Inc., 0.7%, 11/2/15	3,295,380
6,355,000	1.82	Verizon Communications, Inc., Floating Rate Note, 9/15/16	6,433,205
			$20,023,273
		Wireless Telecommunication Services - 0.1%
1,250,000		Altice Financing SA, 7.875%, 12/15/19 (144A)	$1,315,625
1,500,000	1.27	America Movil SAB de CV, Floating Rate Note, 9/12/16	1,503,228
1,150,000	0.66	Vodafone Group Plc, Floating Rate Note, 2/19/16	1,149,405
			$3,968,258
		Total Telecommunication Services	$23,991,531
		Utilities - 1.2%
		Electric Utilities - 0.8%
1,740,000	0.65	Duke Energy Corp., Floating Rate Note, 4/3/17	$1,741,510
2,285,000	0.63	Duke Energy Indiana, Inc., Floating Rate Note, 7/11/16	2,286,622
5,100,000	0.48	Duke Energy Progress, Inc., Floating Rate Note, 11/20/17	5,085,195
1,275,000	0.48	Duke Energy Progress, Inc., Floating Rate Note, 3/6/17	1,272,356
1,865,000	0.74	Electricite de France SA, Floating Rate Note, 1/20/17 (144A)	1,866,846
1,040,000		Georgia Power Co., 0.625%, 11/15/15	1,040,107
1,090,000	0.59	Georgia Power Co., Floating Rate Note, 3/15/16	1,088,929
1,000,000	0.67	Georgia Power Co., Floating Rate Note, 8/15/16	998,271
2,500,000		LG&E and KU Energy LLC, 2.125%, 11/15/15	2,509,245
1,013,000	0.52	NSTAR Electric Co., Floating Rate Note, 5/17/16	1,010,785
1,665,000	0.87	TECO Finance, Inc., Floating Rate Note, 4/10/18	1,669,552
			$20,569,418
		Gas Utilities - 0.0% †
1,000,000		DCP Midstream Operating LP, 3.25%, 10/1/15	$999,959
		Multi-Utilities - 0.2%
2,500,000		San Diego Gas & Electric Co., 5.3%, 11/15/15	$2,540,585
2,500,000	0.47	San Diego Gas & Electric Co., Floating Rate Note, 3/9/17	2,493,662
			$5,034,247
		Independent Power Producers & Energy Traders - 0.2%
1,250,000		NRG Energy, Inc., 8.25%, 9/1/20	$1,309,375
2,500,000		PSEG Power LLC, 2.75%, 9/15/16	2,550,150
			$3,859,525
		Total Utilities	$30,463,149
		TOTAL CORPORATE BONDS
		(Cost $799,946,361)	$799,700,871

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
5,181		Fannie Mae, 7.0%, 10/1/17	$5,389
21,930	2.21	Fannie Mae, Floating Rate Note, 1/1/48	23,331
26,032	2.64	Fannie Mae, Floating Rate Note, 10/1/32	26,757
8,071	2.26	Fannie Mae, Floating Rate Note, 11/1/23	8,326
23,288	2.30	Fannie Mae, Floating Rate Note, 2/1/34	23,502
18,962	2.24	Fannie Mae, Floating Rate Note, 9/1/32	20,157
2,133,000		Federal Farm Credit Banks, 0.39%, 4/25/16	2,132,215
2,560,000	0.15	Federal Farm Credit Banks, Floating Rate Note, 10/26/15	2,559,895
2,610,000	0.15	Federal Farm Credit Banks, Floating Rate Note, 2/18/16	2,609,956
10,000,000	0.27	Federal Farm Credit Banks, Floating Rate Note, 6/20/16	10,007,800
2,540,000	0.17	Federal Farm Credit Banks, Floating Rate Note, 9/18/15	2,540,135
10,000,000	0.21	Federal Home Loan Banks, Floating Rate Note, 10/1/15	10,001,220
2,640,000	0.22	Federal Home Loan Banks, Floating Rate Note, 10/7/15	2,640,407
6,000,000	0.22	Federal Home Loan Banks, Floating Rate Note, 10/7/15	6,000,924
7,366	2.38	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23	7,615
14,183	2.61	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33	14,782
7,123	2.59	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35	7,199
8,925,000	0.48	Federal National Mortgage Association, Floating Rate Note, 10/3/16	8,954,970
6,085,000	0.20	Federal National Mortgage Association, Floating Rate Note, 8/26/16	6,089,339
11,014	1.75	Government National Mortgage Association II, Floating Rate Note, 1/20/22	11,417
7,000,000	0.07	U.S. Treasury Note, Floating Rate Note, 10/31/16	6,999,923
13,470,000	0.08	U.S. Treasury Note, Floating Rate Note, 7/31/16	13,473,139
12,735,000	0.09	United States Treasury Floating Rate Note, Floating Rate Note, 1/31/17	12,741,711
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $86,896,798)	$86,900,109

		MUNICIPAL BONDS - 0.0% †
		Municipal Student Loan - 0.0% †
888,165	1.16	Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27	$893,867

		TOTAL MUNICIPAL BONDS
		(Cost $892,316)	$893,867

		SENIOR FLOATING RATE LOAN INTERESTS - 6.6% **
		Energy - 0.4%
		Oil & Gas Drilling - 0.1%
707,622	6.00	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$578,835
63,091	5.75	Offshore Group Investment, Ltd., Term Loan, 3/28/19	38,998
868,438	3.75	Paragon Offshore Finance, Term Loan, 7/16/21	670,145
			$1,287,978
		Oil & Gas Equipment & Services - 0.2%
1,435,500	3.75	77 Energy, Tranche B Loan (First Lien), 6/17/21	$1,331,426
2,655,112	3.88	Fieldwood Energy LLC, Closing Date Loan, 9/25/18	2,533,640
495,000	5.25	McDermott International, Inc., Tranche B Loan (First Lien), 4/11/19	470,250
			$4,335,316
		Integrated Oil & Gas - 0.1%
15,535	4.50	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	$15,496
2,708,750	4.00	Seadrill Operating LP, Initial Term Loan, 2/14/21	2,057,683
			$2,073,179
		Oil & Gas Refining & Marketing - 0.0% †
795,000	2.44	Tesoro Corp., Initial Term Loan, 1/11/16	$795,000
445,477	4.25	Western Refining, Inc., Term Loan 2013, 11/12/20	444,921
			$1,239,921
		Coal & Consumable Fuels - 0.0% †
221,862	5.50	Foresight Energy LLC, Term Loan, 8/21/20	$220,198
		Total Energy	$9,156,592
		Materials - 0.4%
		Commodity Chemicals - 0.1%
1,819,946	4.52	AZ Chem US, Inc., Tranche B Term Loan (First Lien), 6/9/21	$1,822,790
968,763	4.75	Eco Services Operations, Initial Term Loan, 10/8/21	966,341
382,432	4.25	Tronox Pigments Holland BV, New Term Loan, 3/19/20	383,197
			$3,172,328
		Diversified Chemicals - 0.0% †
500,000	3.75	Chemours Co. (The), Tranche B Term Loan (First Lien), 5/12/22	$498,958
		Specialty Chemicals - 0.1%
1,018,766	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$1,018,830
71,429	3.50	Chemtura Corp., New Term Loan, 8/29/16	71,548
926,250	4.00	PQ Corp., 2014 Term Loan, 8/7/17	926,482
288,558	2.75	WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21	288,635
801,873	2.75	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	802,088
			$3,107,583
		Metal & Glass Containers - 0.0% †
675,450	4.00	Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19	$675,957
		Paper Packaging - 0.0% †
172,813	4.25	Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20	$172,524
		Aluminum - 0.1%
116,100	5.75	Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$97,524
1,415,742	4.00	Novelis Inc., Tranche B Term Loan (First Lien), 5/28/22	1,410,433
			$1,507,957
		Diversified Metals & Mining - 0.1%
1,107,386	3.75	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$985,920
		Steel - 0.0% †
355,691	4.75	JMC Steel Group, Inc., Term Loan, 4/1/17	$353,468
146,199	4.50	TMS International Corp., Term B Loan, 10/2/20	145,651
			$499,119
		Total Materials	$10,620,346
		Capital Goods - 0.5%
		Aerospace & Defense - 0.2%
68,182	4.00	B/E Aerospace, Inc., Term Loan, 11/19/21	$68,715
870,587	3.75	DigitalGlobe, Inc., Term Loan, 1/25/20	872,492
143,055	6.25	DynCorp International, Inc., Term Loan, 7/7/16	141,684
393,505	3.50	Orbital ATK, Inc., Term B Loan, 10/22/20	394,403
283,930	3.75	TransDigm, Inc., Tranche C Term Loan, 2/28/20	282,293
2,355,167	3.25	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	2,350,751
			$4,110,338
		Building Products - 0.1%
1,075,495	3.50	Armstrong World Industries, Inc., Term Loan B, 3/15/20	$1,077,735
852,173	4.00	Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20	853,593
798,909	4.25	Unifrax Corp., New Term B Loan, 12/31/19	798,659
			$2,729,987
		Electrical Components & Equipment - 0.1%
1,061,934	3.00	Southwire Co., Term Loan, 1/31/21	$1,059,943
827,564	6.00	WireCo WorldGroup, Inc., Term Loan, 2/15/17	829,116
			$1,889,059
		Industrial Conglomerates - 0.0% †
226,181	5.00	Klockner Pentaplast of America, Inc., First Loen Term Loan, 4/22/20	$227,170
686,070	4.50	Milacron llc, Tranche B Term Loan (First Lien), 9/28/20	688,214
			$915,384
		Construction & Farm Machinery & Heavy Trucks - 0.0% †
71,613	3.25	Manitowoc Co. Inc. (The), Term B Loan, 12/18/20	$71,589
307,235	3.50	Terex Corp., U.S. Term Loan, 8/13/21	307,734
			$379,323
		Industrial Machinery - 0.1%
233,943	4.25	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$228,913
1,200,893	6.00	NN, Inc., Term Loan, 8/27/21	1,206,883
1,489,642	4.25	Schaeffler AG, Facility B-USD, 5/15/20	1,500,038
78,401	5.75	Xerium Technologies, Inc., Initial Term Loan, 5/17/19	78,940
			$3,014,774
		Trading Companies & Distributors - 0.0% †
318,295	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$318,692
		Total Capital Goods	$13,357,557
		Commercial Services & Supplies - 0.3%
		Environmental & Facilities Services - 0.1%
149,625	4.25	Waste Industries USA, Inc., Trache B Term Loan (First Lien), 2/20/20	$150,326
2,859,195	5.00	Wheelabrator, Term B Loan, 10/15/21	2,894,912
126,437	5.00	Wheelabrator, Term C Loan, 10/15/21	128,016
			$3,173,254
		Diversified Support Services - 0.1%
829,201	6.25	Language Line LLC, Tranche B Term Loan, 6/20/16	$829,547
		Security & Alarm Services - 0.1%
510,894	4.25	Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21	$511,374
317,738	4.00	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20	317,208
1,242,065	4.00	Garda World Security Corp., Term B Loan, 11/1/20	1,239,994
90,966	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	91,174
			$2,159,750
		Human Resource & Employment Services - 0.0% †
751,713	3.75	On Assignment, Inc., Tranche B Term Loan (First Lien), 6/5/22	$753,749
		Research & Consulting Services - 0.0% †
183,902	5.00	Wyle, Tranche B Loan (First Lien), 5/22/21	$184,072
		Total Commercial Services & Supplies	$7,100,372
		Transportation - 0.2%
		Air Freight & Logistics - 0.0% †
197,000	5.25	Syncreon Group BV, Term Loan, 9/26/20	$167,778
		Airlines - 0.2%
2,505,375	3.50	American Airlines, Inc., Tranche B Term Loan (First Lien), 6/27/20	$2,486,585
500,000	3.75	American Airlines, Inc., Tranche B Term Loan (First Lien), 10/10/21	499,688
731,250	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	730,279
293,130	3.25	Delta Air Lines, Inc., Term Loan, 4/20/17	293,056
245,000	3.50	United Airlines, Inc., Class B Term Loan, 4/1/19	245,051
			$4,254,659
		Marine - 0.0% †
1,405,726	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18	$1,404,847
		Trucking - 0.0% †
338,150	3.75	Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21	$339,488
		Total Transportation	$6,166,772
		Automobiles & Components - 0.3%
		Auto Parts & Equipment - 0.2%
769,326	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$771,851
997,500	6.00	BBB Industries US, Initial Term Loan, 10/15/21	1,008,098
1,275,564	3.75	MPG Holdco I, Inc., Initial Term Loan, 10/20/21	1,276,091
633,502	4.25	TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21	632,710
410,279	0.00	TI Group Automotive Systems LLC, Tranche B Term Loan (First Lien), 6/25/22 (d)	409,766
188,451	4.00	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	188,529
			$4,287,045
		Tires & Rubber - 0.0% †
666,667	3.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$668,750
		Automobile Manufacturers - 0.1%
372,093	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$372,125
2,863,750	3.25	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	2,861,244
496,250	6.00	Crown Group llc, Term Loan (First Lien), 9/30/20	495,009
			$3,728,378
		Personal Products - 0.0% †
291,667	3.50	Visteon Corp., Tranche B Loan (First Lien), 4/8/21	$291,803
		Total Automobiles & Components	$8,975,976
		Consumer Durables & Apparel - 0.1%
		Home Furnishings - 0.0% †
415,796	3.50	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	$416,835
		Apparel, Accessories & Luxury Goods - 0.1%
498,750	3.25	Hanesbrands Inc., Tranche B Term Loan (First Lien), 4/15/22	$502,179
979,662	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	985,377
			$1,487,556
		Total Consumer Durables & Apparel	$1,904,391
		Consumer Services - 0.3%
		Casinos & Gaming - 0.1%
1,218,750	3.50	MGM Resorts International, Term B Loan, 12/20/19	$1,212,403
180,437	3.75	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	180,615
1,990,000	6.00	Scientific Games, Initial Term B-2, 10/1/21	1,991,017
			$3,384,035
		Hotels, Resorts & Cruise Lines - 0.1%
489,433	3.50	Four Seasons Holdings Inc., Term Loan, 6/27/20	$489,587
922,697	3.50	Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20	923,723
			$1,413,310
		Leisure Facilities - 0.0% †
96,885	3.25	Cedar Fair LP, U.S. Term Facility, 3/6/20	$97,323
		Restaurants - 0.1%
470,566	3.75	1011778 BC ULC, Term B-2 Loan, 12/12/21	$470,860
377,078	4.00	Landry's, Inc., B Term Loan, 4/24/18	378,822
154,800	4.00	NPC International, Inc., Term Loan, 12/28/18	154,123
832,741	4.25	PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19	823,893
			$1,827,698
		Education Services - 0.0% †
593,782	3.75	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$594,339
597,000	4.25	Bright Horizons Family Solutions, Inc., Term B-1 Loan, 1/30/20	599,239
			$1,193,578
		Specialized Consumer Services - 0.0% †
869,643	4.00	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	$423,299
		Total Consumer Services	$8,339,243
		Media - 0.9%
		Broadcasting - 0.4%
1,629,423	3.00	CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21	$1,626,537
523,679	3.50	E. W. Scripps Co. (The), First Lien Term Loan, 11/26/20	525,970
342,677	4.01	Entercom Radio llc, Term B-2 Loan, 11/23/18	343,695
1,002,368	3.75	Gray Television, Inc., Term Loan (First Lien), 6/10/21	1,003,726
611,031	4.25	NEP, Amendment No. 4 Incremental Term Loan (First Lien), 1/22/20	604,310
494,962	3.25	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	488,311
1,328,172	3.00	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	1,325,258
1,000,000	3.50	Sinclair Television Group, Incremental Loan, 7/30/21	1,001,000
1,447,155	4.00	Tribune Co., Tranche B Term Loan (First Lien), 11/20/20	1,448,663
659,700	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	656,310
			$9,023,780
		Cable & Satellite - 0.3%
1,109,143	3.50	Cequel Communications LLC, Term Loan, 2/14/19	$1,106,018
1,298,500	3.00	Charter Communications Operating LLC, Term F Loan, 1/1/21	1,284,298
521,732	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	518,689
729,375	4.00	MCC Georgia LLC, Tranche G Term Loan, 2/8/20	730,591
1,382,500	2.65	Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18	1,380,195
657,063	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	656,242
219,198	4.50	WideOpenWest Finance LLC, Replacement Term B Loan, 4/1/19	219,308
1,136,553	3.50	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	1,125,259
1,072,383	3.50	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	1,061,727
691,064	3.50	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	684,197
			$8,766,524
		Movies & Entertainment - 0.2%
1,450,218	3.50	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	$1,450,029
764,385	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	765,493
1,015,769	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	1,009,897
588,000	3.50	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	587,143
1,080,750	3.75	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	1,067,128
			$4,879,690
		Total Media	$22,669,994
		Retailing - 0.3%
		Computer & Electronics Retail - 0.1%
1,728,125	3.75	Rent-A-Center, Inc., Term Loan (2014), 2/6/21	$1,723,805
		Home Improvement Retail - 0.0% †
1,221,875	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$1,202,020
		Specialty Stores - 0.1%
980,000	3.75	Michaels Stores, Inc., Term B Loan, 1/28/20	$978,264
1,000,000	3.50	Staples, Inc., Tranche B Term Loan (First Lien), 4/24/21	1,000,069
			$1,978,333
		Automotive Retail - 0.1%
1,273,080	3.00	Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19	$1,277,313
387,261	5.25	CWGS Group LLC, Term Loan, 2/20/20	389,924
731,250	4.00	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	732,507
			$2,399,744
		Total Retailing	$7,303,902
		Food & Staples Retailing - 0.1%
		Food Distributors - 0.0% †
184,510	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$184,994
		Food Retail - 0.1%
1,499,715	5.38	Albertsons LLC, Term B-2 Loan, 3/21/19	$1,507,683
496,250	4.75	New Albertson's, Inc., Term Loan (First Lien), 6/24/21	497,553
			$2,005,236
		Total Food & Staples Retailing	$2,190,230
		Food, Beverage & Tobacco - 0.2%
		Agricultural Products - 0.1%
1,570,125	3.25	Darling International, Inc., Term B USD Loan, 12/19/20	$1,579,448
		Packaged Foods & Meats - 0.1%
1,048,202	3.25	HJ Heinz Co., Term B2 Loan, 3/27/20	$1,049,641
874,626	3.75	JBS USA LLC, Initial Term Loan, 5/25/18	873,522
1,158,833	3.00	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	1,155,302
990,003	3.75	Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21	987,086
			$4,065,551
		Total Food, Beverage & Tobacco	$5,644,999
		Household & Personal Products - 0.1%
		Household Products - 0.0% †
195,000	3.75	Spectrum Brands, Inc., First Lien Term Loan, 6/16/22	$195,691
		Personal Products - 0.1%
400,000	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	$398,000
362,733	4.00	Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19	363,356
958,583	3.25	Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17	958,983
			$1,720,339
		Total Household & Personal Products	$1,916,030
		Health Care Equipment & Services - 0.4%
		Health Care Equipment - 0.0% †
583,824	4.50	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	$586,835
		Health Care Services - 0.2%
548,191	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	$544,537
328,915	6.50	BioScrip, Inc., Term Loan, 7/31/20	326,722
593,611	4.00	BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19	594,353
471,479	3.50	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	472,216
1,242,622	4.00	Envision Healthcare Corp., Initial Term Loan, 5/25/18	1,244,693
1,473,750	2.28	Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19	1,472,522
66,145	7.75	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	66,228
498,737	4.25	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21	498,737
339,559	4.50	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	339,241
			$5,559,249
		Health Care Facilities - 0.1%
25,164	3.03	CHS, Incremental 2019 Term G Loan, 12/31/19	$25,196
46,301	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21	46,420
485,032	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	486,320
488,825	5.25	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19	489,130
227,883	3.75	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	227,952
980,000	6.75	Steward Health Care System LLC, Term Loan, 4/10/20	973,262
			$2,248,280
		Health Care Technology - 0.1%
840,000	4.25	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$841,400
1,595,775	3.75	Emdeon, Inc., Term B-2 Loan, 11/2/18	1,597,970
			$2,439,370
		Total Health Care Equipment & Services	$10,833,734
		Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
		Biotechnology - 0.0% †
1,119,845	3.50	Alkermes, Inc., 2019 Term Loan, 9/25/19	$1,121,477
		Pharmaceuticals - 0.4%
421,301	0.00	Endo International plc, Tranche B-1 Term Loan (First Lien), 6/24/22 (d)	$422,881
493,750	3.25	Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20	494,830
518,438	3.19	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	519,113
301,950	4.25	JLL, Initial Dollar Term Loan, 1/23/21	300,548
962,813	3.25	Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21	960,029
1,462,412	4.00	Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	1,462,870
497,500	4.25	Par Pharmaceutical, Term B-3 Loan, 3.25%, 9/30/19	497,811
254,625	4.25	PharMEDium Healthcare Corp., Initial Term Loan (First Lien), 1/23/21	252,821
757,857	3.50	Prestige Brands, Inc., Term B-3 Loan, 9/3/21	757,857
619,200	3.25	RPI Finance Trust, Term B-3 Term Loan, 11/9/18	621,445
1,007,013	3.50	RPI Finance Trust, Term B-4 Term Loan, 11/9/20	1,009,027
511,676	3.04	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	511,285
213,198	3.50	Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, 2/13/19	213,012
1,313,724	3.50	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	1,310,933
			$9,334,462
		Total Pharmaceuticals, Biotechnology & Life Sciences	$10,455,939
		Banks - 0.0% †
		Thrifts & Mortgage Finance - 0.0% †
1,012,071	5.00	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$1,010,015
		Total Banks	$1,010,015
		Diversified Financials - 0.2%
		Other Diversified Financial Services - 0.1%
379,855	3.50	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	$382,466
1,295,000	3.50	Delos Finance SARL, Tranche B Term Loan, 2/27/21	1,295,925
1,525,689	3.50	Fly Funding II Sarl, Term Loan, 8/9/18	1,528,867
490,000	5.00	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	485,712
78,745	5.25	WorldPay, Facility B2A Term Loan, 8/6/17	79,287
			$3,772,257
		Specialized Finance - 0.1%
1,001,371	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$1,000,537
594,000	3.25	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21	589,628
			$1,590,165
		Total Diversified Financials	$5,362,422
		Insurance - 0.1%
		Insurance Brokers - 0.1%
1,082,396	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	$1,084,425
		Multi-line Insurance - 0.0% †
241,207	5.00	Alliant Holdings I LLC, Initial Term Loan, 12/20/19	$241,659
		Property & Casualty Insurance - 0.0% †
491,123	5.75	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$492,351
		Total Insurance	$1,818,435
		Real Estate - 0.2%
		Mortgage REIT - 0.1%
1,577,972	3.50	Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20	$1,572,712
		Retail REIT - 0.1%
1,706,213	5.50	DTZ U.S. Borrower, LLC, Initial Term Loan, 10/28/21	$1,721,676
		Specialized REIT - 0.0% †
400,000	5.00	Communications Sales & Leasing, Inc., Tranche B Term Loan (First Lien), 10/16/22	$392,583
982,462	3.25	The GEO Group, Inc., Term Loan, 4/3/20	984,918
			$1,377,501
		Real Estate Services - 0.0% †
985,084	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20	$879,188
		Total Real Estate	$5,551,077
		Software & Services - 0.2%
		Internet Software & Services - 0.0% †
954,022	3.50	Dealertrack Technologies, Inc., Term Loan, 2/27/21	$953,569
		IT Consulting & Other Services - 0.0% †
293,220	4.50	Deltek, Inc., Term Loan (First Lien), 10/10/18	$294,457
397,000	5.75	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	388,954
227,125	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	227,125
			$910,536
		Data Processing & Outsourced Services - 0.1%
977,588	3.50	Genpact International, Inc., Term Loan, 8/30/19	$982,068
		Application Software - 0.0% †
465,854	4.50	Epiq Systems, Inc., Term Loan, 8/27/20	$465,481
10,555	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	10,581
325,732	3.50	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	326,668
			$802,730
		Home Entertainment Software - 0.1%
1,411,209	3.25	Activision Blizzard, Inc., Term Loan, 7/26/20	$1,416,501
205,882	5.25	Micro Focus International, Term Loan B, 10/7/21	206,544
			$1,623,045
		Total Software & Services	$5,271,948
		Technology Hardware & Equipment - 0.2%
		Communications Equipment - 0.1%
2,000,000	3.75	CommScope Inc., Tranche B-1 Term Loan (First Lien), 5/29/22	$2,000,938
165,466	3.25	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	165,631
			$2,166,569
		Electronic Equipment Manufacturers - 0.0% †
963,636	4.75	Zebra Technologies, Term Loan B, 9/30/21	$976,150
		Electronic Components - 0.1%
638,625	3.25	Belden Finance 2013 LP, Initial Term Loan, 9/9/20	$639,822
1,312,500	6.25	FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20	1,314,141
			$1,953,963
		Total Technology Hardware & Equipment	$5,096,682
		Semiconductors & Semiconductor Equipment - 0.1%
		Semiconductor Equipment - 0.1%
1,934,313	2.53	Sensata Technologies Holding N.V., First Lien Term Loan, 10/14/21	$1,943,121
		Semiconductors - 0.0% †
1,119,322	3.75	Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21	$1,122,502
116,543	2.78	Microsemi Corp., Term Loan (First Lien), 3/14/21	116,718
			$1,239,220
		Total Semiconductors & Semiconductor Equipment	$3,182,341
		Telecommunication Services - 0.3%
		Integrated Telecommunication Services - 0.2%
1,228,125	4.00	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$1,228,380
1,000,000	0.00	Level 3 Financing, Inc., Tranche B-2 Term Loan,(First Lien), 5/31/22 (d)	994,063
1,484,673	3.50	Virgin Media plc, Tranche F Loan (First Lien), 6/30/23	1,472,147
1,004,821	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	1,003,356
705,198	3.50	Windstream Services LLC, Tranche B-5 Term Loan, 8/8/19	702,481
			$5,400,427
		Wireless Telecommunication Services - 0.1%
1,174,246	3.00	Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21	$1,169,403
660,000	4.75	GCI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21	664,125
266,737	4.50	Numericable U.S. LLC, Tranche B-1 Term Loan, 4/23/20	267,767
230,763	4.50	Numericable-SFR, Tranche B-2 Loan (First Lien), 4/23/20	231,655
727,141	4.00	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	688,966
			$3,021,916
		Total Telecommunication Services	$8,422,343
		Utilities - 0.4%
		Electric Utilities - 0.2%
2,596,712	4.75	Atlantic Power LP, Term Loan, 2/20/21	$2,606,450
1,176,000	3.00	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	1,157,380
1,329,429	5.25	Terra-Gen Finance Company, Term Loan, 11/26/21	1,337,738
			$5,101,568
		Independent Power Producers & Energy Traders - 0.2%
754,358	4.00	Calpine Corp., Term Loan, 9/27/19	$755,242
290,000	3.50	Calpine Corp., Tranche B-5 Loan, (First Lien), 5/28/22	287,848
452,308	4.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	453,674
1,164,510	2.75	NRG Energy, Inc., Term Loan (2013), 7/1/18	1,156,723
1,500,874	3.75	NSG Holdings LLC, New Term Loan, 12/11/19	1,497,122
			$4,150,609
		Total Utilities	$9,252,177
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $173,054,040)	$171,603,517

		TEMPORARY CASH INVESTMENTS - 6.0%
		Certificate of Deposits - 1.0%
6,500,000		Mizuho Bank, Ltd., 0.27%, 9/8/15	$6,500,467
2,575,000	0.00	Skandinaviska Enskilda Banken AB New York NY, Floating Rate Note, 1/4/16	2,576,784
2,500,000	0.62	Skandinaviska Enskilda Banken AB New York NY, Floating Rate Note, 9/21/15	2,500,798
1,715,000	0.65	Sumitomo Mitsui Banking Corp. New York, Floating Rate Note, 5/2/17	1,714,304
3,000,000		Sumitomo Mitsui Banking Corp., 0.28%, 7/2/15	3,000,016
2,500,000	0.46	Svenska Handelsbanken New York NY, Floating Rate Note, 8/17/16	2,500,738
9,000,000		UBS AG Stamford, 0.22%, 7/31/15	9,000,224
			$27,793,331
		Commercial Paper - 2.7%
6,000,000		Credit Suisse Group, Discount Note, 7/31/15	$5,998,755
12,945,000		Deutsche Telekom AG, Discount Note, 7/6/15	12,944,482
2,500,000		Duke Energy Corp., Discount Note, 7/2/15	2,499,967
7,662,000		Engie, Discount Note, 7/1/15	7,661,970
12,800,000		Engie, Discount Note, 7/9/15	12,799,552
660,000		Ford Motor Credit Company LLC, Discount Note, 7/27/15	659,771
8,525,000		Kinder Morgan, Discount Note, 7/1/15	8,524,896
2,500,000		Nissan Motor Acceptance Corp., Discount Note, 7/6/15	2,499,900
9,770,000		Prudential Financial, Inc., Discount Note, 7/1/15	9,769,970
6,230,000		Skandinaviska Enskilda Banken AB, Discount Note, 7/16/15	6,229,801
			$69,589,064

		Repurchase Agreements - 2.3%
19,445,000		$19,455,000 Bank of Nova Scotia, 0.14%, dated 6/30/15 plus accrued interest on 7/1/15	$19,445,004
		collateralized by the following:
		$6,695,045 Government National Mortgage Association II, 3.5%-4.0%, 6/20/45
		$7,620,639 Federal National Mortgage Association, 3.0% - 4.0%, 1/1/27 - 12/1/44
		$5,518,294 Freddie Mac Giant, 3.0% - 4.0%, 10/1/29 - 5/1/45

19,445,000		$19,455,000 RBC Capital Markets LLC, 0.10%, dated 6/30/15 plus accrued interest on 7/1/15	19,445,000
		collateralized by the following:
		$3,301,675 Freddie Mac Giant, 3.0%-4.5%, 6/1/35 - 9/1/42
		$6,171,546 Federal National Mortgage Association (ARM), 2.568% - 4.867%, 9/1/33 - 6/1/45
		$10,360,680 Federal National Mortgage Association, 3.0% - 4.0%, 2/1/26 - 5/1/45

19,445,000		$19,445,000 TD Securities USA LLC, 0.11%, dated 6/30/15 plus accrued interest on 7/1/15	19,445,000
		collateralized by the following:
		$9,592,594 U.S. Treasury Bill, 0.0%, 6/23/16
		$10,241,357 Federal National Mortgage Association, 3.0%, 7/1/32
			$58,335,004
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $155,716,703)	$155,717,399

		TOTAL INVESTMENT IN SECURITIES - 98.4%
		(Cost $2,576,613,345) (a)	$2,572,379,433
		OTHER ASSETS & LIABILITIES - 1.6%	$41,668,759
		TOTAL NET ASSETS - 100.0%	$2,614,048,192

†		Rounds to less than 0.1%.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2015, the value of these securities amounted to $777,607,422 or 29.7% of total net assets.

REIT		Real Estate Investment Trust.

REMIC		Real Estate Mortgage Investment Conduits.

STRIPS		Separate Trading of Registered Interest and Principal Securities.

(Cat Bond)		Catastrophe or Event Linked Bond. At June 30, 2015, the value of these securities amounted to $85,846,402 or 3.2% of total net assets.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(PIK)		Represents a pay-in kind security

ARM		Adjustable Rate Mortgage

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At June 30, 2015, the net unrealized depreciation on investments based on
		cost for federal income tax purposes of $2,581,323,639 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$1,295,950

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(10,240,156)

		Net unrealized depreciation	$(8,944,206)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)		Rate to be determined.

(e)		Security is in default and is non-income producing.

(f)		Structured reinsurance investment. At June 30, 2015, the value of these securities amounted to $24,272,888 or 1.0% of total net assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s assets:

		Level 1	Level 2	Level 3	Total
	Preferred Stocks	$-	$-	$41,400	$41,400
	Asset Backed Securities	-	616,899,285	-	616,899,285
	Collateralized Mortgage Obligations	-	740,622,985	-	740,622,985
	Corporate Bonds
	Insurance
	Reinsurance	-	85,846,402	24,272,888	110,119,290
	All Other Corporate Bonds	-	689,581,581	-	689,581,581
	U.S. Government and Agency Obligations	-	86,900,109	-	86,900,109
	Foreign Government Bonds	-	-	-	-
	Municipal Bonds	-	893,867	-	893,867
	Senior Floating Rate Loan Interests	-	171,603,517	-	171,603,517
	Repurchase Agreements	-	58,335,004	-	58,335,004
	Commercial Paper	-	69,589,064	-	69,589,064
	Certificates of Deposit	-	27,793,331	-	27,793,331
	Total	$-	$2,548,065,145	$24,314,288	$2,572,379,433

	During the period ended June 30, 2015, there were no transters between Levels 1, 2 and 3.

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

		Preferred Stocks	Corporate Bonds	Total
	Balance as of 3/31/15	$2,507,460	$21,186,317	$23,693,777
	Realized gain (loss)1	-	(900)	(900)
	Change in unrealized appreciation (depreciation)2	(2,466,060)	627,756	(1,838,304)
	Purchases	-	5,987,246	5,987,246
	Sales	-	(3,527,531)	(3,527,531)
	Transfers in to Level 3*	-	-	-
	Transfers out of Level 3*	-	-	-
	Balance as of 6/30/15	$41,400	$24,272,888	$24,314,288

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) r
	on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2015, there were
	no transters between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 6/30/15	$(1,838,304)

			Pioneer Dynamic Credit Fund
			Schedule of Investments 6/30/15 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			CONVERTIBLE CORPORATE BONDS - 0.9%
			Energy - 0.0%+
			Oil & Gas Exploration & Production - 0.0%+
	20,000		Energy XXI, Ltd., 3.0%, 12/15/18	$4,700
			Total Energy	$4,700
			Materials - 0.0%+
			Diversified Metals & Mining - 0.0%+
	122,892		Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)	$87,253
			Steel - 0.0%+
EURO	67,741		New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK)	$18,873
			Total Materials	$106,126
			Consumer Durables & Apparel - 0.3%
			Homebuilding - 0.3%
	700,000		KB Home, 1.375%, 2/1/19	$681,188
	1,000,000		The Ryland Group, Inc., 0.25%, 6/1/19	965,000
				$1,646,188
			Total Consumer Durables & Apparel	$1,646,188
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Biotechnology - 0.1%
	593,000		PDL BioPharma, Inc., 4.0%, 2/1/18	$562,238
			Total Pharmaceuticals, Biotechnology & Life Sciences	$562,238
			Software & Services - 0.2%
			Data Processing & Outsourced Services - 0.2%
	1,000,000		Cardtronics, Inc., 1.0%, 12/1/20	$981,250
			Total Software & Services	$981,250
			Semiconductors & Semiconductor Equipment - 0.3%
			Semiconductors - 0.3%
	1,455,000		JinkoSolar Holding Co., Ltd., 4.0%, 2/1/19 (144A)	$1,384,069
			Total Semiconductors & Semiconductor Equipment	$1,384,069
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $4,843,344)	$4,684,571

			PREFERRED STOCKS - 1.5%
			Banks - 0.4%
			Diversified Banks - 0.4%
	63,000	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	$1,724,310
	6,690	6.00	US Bancorp, Floating Rate Note (Perpetual)	178,155
				$1,902,465
			Total Banks	$1,902,465
			Diversified Financials - 0.8%
			Consumer Finance - 0.3%
	800		Ally Financial, Inc., 7.0% (Perpetual) (144A)	$812,375
	27,750	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	720,945
				$1,533,320
			Investment Banking & Brokerage - 0.5%
	66,200	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	$1,685,452
	18,000	7.12	Morgan Stanley, Floating Rate Note (Perpetual)	503,100
				$2,188,552
			Total Diversified Financials	$3,721,872
			Insurance - 0.1%
			Property & Casualty Insurance - 0.1%
	25,000	5.95	Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)	$630,000
			Reinsurance - 0.0%+
	2,500		Lorenz Re, Ltd., Variable Rate Notes, (Perpetual) *	$6,250
			Total Insurance	$636,250
			Real Estate - 0.1%
			Diversified REIT - 0.1%
	400		Firstar Realty LLC, 8.875% (Perpetual) (144A)	$494,000
			Total Real Estate	$494,000
			Telecommunication Services - 0.0%+
			Integrated Telecommunication Services - 0.0%+
	4,400		Qwest Corp., 7.375%, 6/1/51	$114,356
			Total Telecommunication Services	$114,356
			Utilities - 0.1%
			Electric Utilities - 0.1%
	25,000		PPL Capital Funding, Inc., 5.9%, 4/30/73	$619,250
			Total Utilities	$619,250
			TOTAL PREFERRED STOCKS
			(Cost $7,230,342)	$7,488,193

			CONVERTIBLE PREFERRED STOCKS - 0.6%
			Energy - 0.2%
			Oil & Gas Exploration & Production - 0.2%
	14,300		Penn Virginia Corp., 6.0% (Perpetual) (144A)	$817,781
			Total Energy	$817,781
			Consumer Durables & Apparel - 0.2%
			Home Furnishings - 0.2%
	13,100		Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)	$1,112,452
			Total Consumer Durables & Apparel	$1,112,452
			Food, Beverage & Tobacco - 0.0%+
			Packaged Foods & Meats - 0.0%+
	800		Post Holdings, Inc., 2.5% (Perpetual) (144A)	$84,250
			Total Food, Beverage & Tobacco	$84,250
			Banks - 0.2%
			Diversified Banks - 0.2%
	1,050		Wells Fargo & Co., 7.5% (Perpetual)	$1,233,750
			Total Banks	$1,233,750
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $3,730,438)	$3,248,233
	Shares
			COMMON STOCKS - 0.1%
			Energy - 0.1%
			Oil & Gas Exploration & Production - 0.1%
	147,306		Halcon Resources Corp. *	$170,875
	14,179		SandRidge Energy, Inc. *	12,435
				$183,310
			Total Energy	$183,310
			Materials - 0.0%+
			Diversified Metals & Mining - 0.0%+
	622,916		Mirabela Nickel, Ltd. *	$55,260
			Total Materials	$55,260
			Capital Goods - 0.0%+
			Industrial Machinery - 0.0%+
	3,071		Liberty Tire Recycling LLC	$31
			Total Capital Goods	$31
			Commercial Services & Supplies - 0.0%+
			Diversified Support Services - 0.0%+
	4		IAP Worldwide Services, Inc.	$2,876
			Total Commercial Services & Supplies	$2,876
			Insurance - 0.0%+
			Life & Health Insurance - 0.0%+
	34,794		TopCo. Ltd.	$8,758
			Total Insurance	$8,758
			TOTAL COMMON STOCKS
			(Cost $327,382)	$250,235
	Principal Amount ($)
			ASSET BACKED SECURITIES - 3.9%
			Consumer Services - 0.2%
			Hotels, Resorts & Cruise Lines - 0.2%
	196,540		Westgate Resorts 2012-2 LLC, 9.0%, 1/21/25 (144A)	$198,505
	618,603		Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)	624,789
				$823,294
			Total Consumer Services	$823,294
			Banks - 3.3%
			Thrifts & Mortgage Finance - 3.3%
	500,000		Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)	$497,662
	432,413	1.99	Bayview Commercial Asset Trust 2004-1, Floating Rate Note, 4/25/34 (144A)	392,820
	37,644		Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/37 (Step)	37,477
	332,424		Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.475%, 8/28/44 (Step) (144A)	333,051
	1,381,323	3.72	Bayview Opportunity Master Fund Trust 2014-15RPL, Floating Rate Note, 10/28/19 (144A)	1,380,148
	202,556		Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)	201,307
	1,049	4.46	CWABS Asset-Backed Certificates Trust 2005-4, Floating Rate Note, 9/27/32	1,047
	680,014	3.13	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	689,157
	700,000		Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20	722,464
	248,243	7.78	GE Mortgage Services LLC, Floating Rate Note, 3/25/27	174,778
	919,942		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	916,032
	400,000		HLSS Servicer Advance Receivables Trust, 4.4584%, 1/15/48 (144A)	403,297
	217,288		Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)	216,753
	750,000		Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)	740,884
	358,317		Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	362,080
	578,141	1.69	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35	516,202
	371,951	1.99	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35	316,456
	1,360,000		Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)	1,363,808
	750,000		Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19	753,453
	710,500		Navitas Equipment Receivables LLC 2015-1, 5.75%, 5/17/21 (144A)	710,760
	600,000	4.68	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)	600,018
	234,875		Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)	243,984
	1,250,000		Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)	1,251,562
	500,000		Progreso Receivables Funding II LLC, 6.0%, 7/8/19 (144A)	506,875
	244,905		RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)	242,786
	200,335	6.55	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)	202,178
	1,200,000	3.44	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)	1,167,910
	450,000		SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	461,908
	192,845		STORE Master Funding LLC, 4.16%, 3/20/43 (144A)	197,477
	150,000		United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)	151,286
	1,000,000		VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)	980,810
				$16,736,430
			Total Banks	$16,736,430
			Diversified Financials - 0.4%
			Other Diversified Financial Services - 0.4%
	1,099,877		AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	$1,127,825
	249,972		AXIS Equipment Finance Receivables II LLC, 6.41%, 10/22/18 (144A)	255,096
	17,558		Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	18,855
	155,987		Sierra Timeshare 2011-3 Receivables Funding LLC, 9.31%, 7/20/28 (144A)	166,135
	500,000		Springleaf Funding Trust 2013-A, 5.0%, 9/15/21 (144A)	501,201
				$2,069,112
			Total Diversified Financials	$2,069,112
			TOTAL ASSET BACKED SECURITIES
			(Cost $19,667,052)	$19,628,836

			COLLATERALIZED MORTGAGE OBLIGATIONS - 14.1%
			Materials - 0.0%+
			Forest Products - 0.0%+
	180,000		TimberStar Trust I, 7.5296%, 10/15/36 (144A)	$184,590
			Total Materials	$184,590
			Banks - 13.0%
			Thrifts & Mortgage Finance - 13.0%
	350,000		A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)	$350,396
	139,000		A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)	139,081
	1,400,000	3.58	ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)	1,395,344
	1,250,000	6.17	Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51	1,283,152
	67,457		Banc of America Mortgage Trust 2004-2, 5.5%, 3/25/34	55,445
	1,118,048	1.19	Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)	1,029,986
	154,888	2.07	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	142,675
	500,000	5.39	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)	518,525
	100,000	5.21	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41	99,974
	1,600,000	5.26	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42	1,599,467
	2,642,507		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	2,674,553
	2,000,000	5.71	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16, Floating Rate Note, 6/11/40	2,061,794
	183,823	4.45	CAM Mortgage Trust 2014-2, Floating Rate Note, 5/15/48 (144A)	184,083
	500,000	2.77	Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)	474,056
	2,500,000	5.23	CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44	2,508,030
	50,072	5.78	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33	51,293
	300,000	5.78	Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/17/49	308,365
	50,617		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	55,610
	434,268	0.69	CNL Commercial Mortgage Loan Trust 2003-1, Floating Rate Note, 5/15/31 (144A)	395,368
	715,000	5.96	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	671,336
	220,000	5.77	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	193,375
	1,200,000	5.57	COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)	1,210,950
	2,000,000		COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46	2,012,590
	100,000	4.86	COMM 2012-CCRE2 Mortgage Trust, Floating Rate Note, 8/17/45 (144A)	98,928
	1,400,000	4.50	COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28	1,400,308
	1,400,000	3.69	COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)	1,401,320
	1,000,000		COMM 2015-CCRE23 Mortgage Trust, 3.807%, 5/12/48	949,319
	1,600,000	6.05	Commercial Mortgage Trust 2007-GG11, Floating Rate Note, 12/10/49	1,664,309
	100,000	5.14	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)	102,129
	406,382	5.45	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/33	308,355
	1,150,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	1,150,951
	2,050,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	1,955,267
	2,000,000	3.29	CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A)	1,999,058
	113,538	5.64	DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/12/44 (144A)	125,623
	530,000	3.63	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)	529,172
	277,838	4.93	EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/9/19 (144A)	275,978
	820,000	3.38	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)	769,873
	350,000	5.30	GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)	350,065
	372,371		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	345,922
	178,275		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	144,625
	681,128		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	649,737
	138,899		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	104,671
	570,000	5.00	GMAT 2013-1 Trust, Floating Rate Note, 8/25/53	544,662
	890,000	4.94	GS Mortgage Securities Corp., II Series 2005-GG4, Floating Rate Note, 7/10/39	873,661
	1,000,000		GS Mortgage Securities Trust 14-NEW, 3.79%, 1/10/31 (144A)	963,281
	700,000	5.52	GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38	710,998
	1,000,000	5.55	GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38	1,001,515
	705,000	4.09	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	698,137
	164,337		Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)	161,313
	1,400,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45	1,413,199
	1,400,000	6.10	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 REMICS, Floating Rate Note, 4/15/45	1,398,477
	1,725,000	6.21	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	1,760,720
	1,850,000	6.41	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)	1,855,154
	1,100,000	3.69	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)	1,099,476
	1,530,000	3.79	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	1,524,136
	804,426	4.77	La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)	788,337
	85,842	2.86	MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35	85,473
	91,997		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	93,627
	220,077		Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36	177,507
	1,400,000	5.48	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	1,420,523
	2,000,000		ML-CFC Commercial Mortgage Trust 2006-4, 5.239%, 12/12/49	2,023,264
	1,800,000	5.57	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	1,823,753
	2,944	7.35	Morgan Stanley Capital I, Inc., Floating Rate Note, 7/15/32 (144A)	2,950
	1,500,000	5.19	NorthStar 2013-1, Floating Rate Note, 8/27/29 (144A)	1,515,000
	1,000,000		ORES 2014-LV3 LLC, 6.0%, 3/27/24	1,000,000
	101,771		RCMC LLC, 5.62346%, 12/17/18 (144A)	103,999
	1,261,171	1.49	RESI Finance LP 2003-D, Floating Rate Note, 12/10/35 (144A)	1,068,485
	200,000	5.30	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)	205,471
	250,000	5.58	Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)	257,710
	119,170	1.69	Structured Asset Mortgage Investments Trust 2003-AR1, Floating Rate Note, 10/19/33	109,949
	1,600,000	5.36	Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44	1,608,435
	304,000	5.66	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45	306,842
	1,500,000	5.63	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Floating Rate Note, 10/15/48	1,527,648
	1,813,000	5.95	Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46	1,891,320
	1,500,000	3.69	Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)	1,486,456
	50,000	5.27	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/17/44 (144A)	52,939
	200,000	4.35	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/17/48 (144A)	188,606
				$65,484,081
			Total Banks	$65,484,081
			Diversified Financials - 0.9%
			Other Diversified Financial Services - 0.9%
	1,300,000	5.19	Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)	$1,300,390
	572,570	0.89	GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)	537,584
	1,872,384	2.94	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	1,872,384
	585,049		Monty Parent Issuer 1 LLC, 4.25%, 11/20/28 (144A)	585,052
	201,981		Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)	202,059
				$4,497,469
			Total Diversified Financials	$4,497,469
			Government - 0.2%
	175,000	4.18	Federal Home Loan Mortgage Corp., Floating Rate Note, 5/25/45 (144A)	$178,173
	1,000,000	3.61	FREMF Mortgage Trust 2013-K28, Floating Rate Note, 6/25/46 (144A)	966,133
				$1,144,306
			Total Government	$1,144,306
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $70,546,745)	$71,310,446

			CORPORATE BONDS - 43.4%
			Energy - 5.3%
			Oil & Gas Drilling - 0.4%
	1,950,000		Ensco Plc, 5.75%, 10/1/44	$1,737,774
			Oil & Gas Equipment & Services - 0.4%
	330,000		Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	$304,722
	355,000		Key Energy Services, Inc., 6.75%, 3/1/21	209,450
	2,000,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	1,690,596
				$2,204,768
			Oil & Gas Exploration & Production - 2.4%
	1,000,000		Approach Resources, Inc., 7.0%, 6/15/21	$900,000
	980,000		Bonanza Creek Energy, Inc., 5.75%, 2/1/23	879,550
	345,000		Bonanza Creek Energy, Inc., 6.75%, 4/15/21	326,888
	1,000,000		Comstock Resources, Inc., 10.0%, 3/15/20 (144A)	902,080
	910,000		Denbury Resources, Inc., 4.625%, 7/15/23	764,400
	865,000		EP Energy LLC, 6.375%, 6/15/23 (144A)	867,162
	1,190,000		Gulfport Energy Corp., 7.75%, 11/1/20	1,246,525
	335,000		Halcon Resources Corp., 8.875%, 5/15/21	220,262
	650,000		Legacy Reserves LP, 6.625%, 12/1/21	526,500
	1,090,000		Memorial Production Partners LP, 6.875%, 8/1/22	985,905
	770,000		Memorial Production Partners LP, 7.625%, 5/1/21	733,425
	18,000		Oasis Petroleum, Inc., 6.875%, 3/15/22	18,270
	600,000		Penn Virginia Corp., 7.25%, 4/15/19	516,000
	430,000		Penn Virginia Corp., 8.5%, 5/1/20	385,925
	515,000		Rosetta Resources, Inc., 5.625%, 5/1/21	547,188
	665,000		Rosetta Resources, Inc., 5.875%, 6/1/22	709,888
	1,075,000		RSP Permian, Inc., 6.625%, 10/1/22 (144A)	1,099,188
	1,285,000		Swift Energy Co., 7.875%, 3/1/22	507,575
				$12,136,731
			Oil & Gas Storage & Transportation - 2.1%
	2,000,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	$1,961,326
	373,000		Copano Energy LLC, 7.125%, 4/1/21	394,955
	1,550,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	1,228,375
NOK	2,000,000	6.62	Golar LNG Partners LP, Floating Rate Note, 10/12/17	264,562
	1,450,000		ONEOK, Inc., 6.875%, 9/30/28	1,565,745
	425,000		Penn Virginia Resource Partners LP, 6.5%, 5/15/21	449,438
	1,000,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,020,000
	1,500,000		Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,419,546
	555,000		Targa Resources Partners LP, 4.25%, 11/15/23	513,375
	2,000,000		The Williams Companies, Inc., 5.75%, 6/24/44	1,855,946
				$10,673,268
			Coal & Consumable Fuels - 0.0%+
	250,000		James River Coal Co., 7.875%, 4/1/19 (d)	$312
			Total Energy	$26,752,853
			Materials - 2.0%
			Commodity Chemicals - 0.4%
	1,405,000		Axiall Corp., 4.875%, 5/15/23	$1,355,825
	700,000		Hexion, Inc., 8.875%, 2/1/18	631,750
				$1,987,575
			Specialty Chemicals - 0.1%
	600,000		INEOS Group Holdings SA, 5.875%, 2/15/19 (144A)	$603,000
			Metal & Glass Containers - 0.4%
	707,758		Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)	$732,530
	200,000		Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)	199,625
	300,000		Beverage Packaging Holdings Luxembourg II SA, 6.0%, 6/15/17 (144A)	300,000
	425,000		Reynolds Group Issuer, Inc., 8.25%, 2/15/21	440,938
	330,000		Reynolds Group Issuer, Inc., 9.875%, 8/15/19	346,500
				$2,019,593
			Diversified Metals & Mining - 0.2%
	700,000		FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)	$722,750
	500,000		MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)	495,565
				$1,218,315
			Steel - 0.7%
	200,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$193,483
	400,000		Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	365,952
EURO	38,709	0.00	New World Resources NV, Floating Rate Note, 10/7/20	16,824
EURO	29,032	0.00	New World Resources NV, Floating Rate Note, 10/7/20	5,177
	1,940,000		Reliance Steel & Aluminum Co., 4.5%, 4/15/23	1,908,469
	930,000		Steel Dynamics, Inc., 5.125%, 10/1/21	931,860
				$3,421,765
			Paper Products - 0.2%
	1,110,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	$1,010,100
			Total Materials	$10,260,348
			Capital Goods - 2.1%
			Building Products - 0.7%
	1,000,000		Gibraltar Industries, Inc., 6.25%, 2/1/21	$1,022,500
	1,375,000		Griffon Corp., 5.25%, 3/1/22	1,368,125
	1,000,000		Masco Corp., 4.45%, 4/1/25	1,002,500
				$3,393,125
			Construction & Engineering - 0.4%
	635,000		AECOM, 5.75%, 10/15/22 (144A)	$642,938
	1,205,000		Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	1,203,494
	500,000		Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	430,000
				$2,276,432
			Industrial Conglomerates - 0.1%
	450,000		Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)	$364,455
	400,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 5/9/20 (144A)	391,384
				$755,839
			Construction & Farm Machinery & Heavy Trucks - 0.2%
	400,000		Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$410,000
	350,000		Cummins, Inc., 5.65%, 3/1/98	367,935
				$777,935
			Industrial Machinery - 0.6%
	750,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	$738,750
	1,235,000		EnPro Industries, Inc., 5.875%, 9/15/22	1,256,612
	79,000		Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK)	71,890
	798,000		Xerium Technologies, Inc., 8.875%, 6/15/18	825,930
				$2,893,182
			Trading Companies & Distributors - 0.1%
	600,000		Aircastle, Ltd., 6.25%, 12/1/19	$650,220
			Total Capital Goods	$10,746,733
			Commercial Services & Supplies - 0.8%
			Commercial Printing - 0.2%
	1,210,000		Cenveo Corp., 6.0%, 8/1/19 (144A)	$1,137,400
			Environmental & Facilities Services - 0.2%
	865,000		Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	$884,281
			Diversified Support Services - 0.4%
	930,000		Allegion US Holding Co, Inc., 5.75%, 10/1/21	$960,225
	805,000		Transfield Services, Ltd., 8.375%, 5/15/20 (144A)	857,325
				$1,817,550
			Total Commercial Services & Supplies	$3,839,231
			Transportation - 1.9%
			Airlines - 1.3%
	464,229		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$474,674
	500,000		Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)	523,700
	1,478,549		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 10/1/22	1,500,728
	7,919		Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	8,206
	49,861		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	50,793
	400,000		Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)	409,000
	900,000		Delta Air Lines 2010-2 Class B Pass Through Trust, 6.75%, 11/23/15 (144A)	915,750
	540,000		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	557,388
	101,609		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26	101,609
	1,350,000		Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	1,255,500
	374,821		US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	376,695
	193,381		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	198,216
				$6,372,259
			Marine - 0.1%
	600,000		Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)	$574,500
			Railroads - 0.2%
	1,070,000		Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)	$1,072,675
			Trucking - 0.3%
	1,000,000		Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)	$925,000
	325,000		Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)	312,130
				$1,237,130
			Airport Services - 0.0%+
	160,160		Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$171,371
			Total Transportation	$9,427,935
			Automobiles & Components - 0.6%
			Auto Parts & Equipment - 0.4%
	400,000		International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	$408,000
	481,000		Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)	506,252
	950,000		Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	935,750
				$1,850,002
			Automobile Manufacturers - 0.2%
	950,000		Geely Automobile Holdings, Ltd., 5.25%, 10/6/19 (144A)	$966,625
			Total Automobiles & Components	$2,816,627
			Consumer Durables & Apparel - 1.2%
			Homebuilding - 1.0%
	765,000		DR Horton, Inc., 5.75%, 8/15/23	$808,988
	500,000		KB Home, Inc., 7.0%, 12/15/21	516,250
	200,000		KB Home, Inc., 8.0%, 3/15/20	220,000
	675,000		Lennar Corp., 4.5%, 6/15/19	688,500
	890,000		MDC Holdings, Inc., 5.5%, 1/15/24	874,425
	1,000,000		Standard Pacific Corp., 6.25%, 12/15/21	1,060,000
	1,000,000		Taylor Morrison Communities, Inc., 5.875%, 4/15/23	987,500
	95,000		The Ryland Group, Inc., 5.375%, 10/1/22	95,950
				$5,251,613
			Household Appliances - 0.1%
	400,000		Arcelik AS, 5.0%, 4/3/23 (144A)	$382,648
			Textiles - 0.1%
	400,000		Springs Industries, Inc., 6.25%, 6/1/21	$391,000
			Total Consumer Durables & Apparel	$6,025,261
			Consumer Services - 0.4%
			Casinos & Gaming - 0.2%
	800,000		Scientific Games International, Inc., 10.0%, 12/1/22	$766,000
			Specialized Consumer Services - 0.2%
	1,135,000		Sotheby's, 5.25%, 10/1/22 (144A)	$1,112,300
			Total Consumer Services	$1,878,300
			Media - 1.6%
			Broadcasting - 0.7%
	600,000		CCO Holdings LLC, 6.625%, 1/31/22	$625,500
	1,000,000		DIRECTV Holdings LLC, 5.15%, 3/15/42	940,802
	1,120,000		Gannett Co., Inc., 6.375%, 10/15/23	1,166,200
	825,000		Quebecor Media, Inc., 5.75%, 1/15/23	822,938
				$3,555,440
			Cable & Satellite - 0.6%
	475,000		CCO Holdings LLC, 5.75%, 9/1/23	$475,891
	250,000		Intelsat Jackson Holdings SA, 7.25%, 4/1/19	253,750
	830,000		Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)	779,162
	1,000,000		Virgin Media Secured Finance Plc, 5.25%, 1/15/26 (144A)	966,250
	450,000		Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)	463,500
				$2,938,553
			Movies & Entertainment - 0.3%
	1,500,000		Time Warner, Inc., 4.85%, 7/15/45	$1,455,180
			Publishing - 0.0%+
	100,000		MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)	$105,375
			Total Media	$8,054,548
			Retailing - 1.1%
			Catalog Retail - 0.3%
	1,500,000		QVC, Inc., 4.45%, 2/15/25	$1,447,416
			Department Stores - 0.1%
	525,000		Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)	$467,408
			Apparel Retail - 0.1%
	750,000		Brown Shoe Co., Inc., 7.125%, 5/15/19	$779,250
			Computer & Electronics Retail - 0.2%
	930,000		Rent-A-Center, Inc., 6.625%, 11/15/20	$909,075
			Specialty Stores - 0.1%
	600,000		Radio Systems Corp., 8.375%, 11/1/19 (144A)	$636,000
			Automotive Retail - 0.3%
	1,325,000		CST Brands, Inc., 5.0%, 5/1/23	$1,318,375
			Total Retailing	$5,557,524
			Food & Staples Retailing - 0.4%
			Food Retail - 0.4%
	1,150,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$1,081,000
	1,060,000		Darling Ingredients, Inc., 5.375%, 1/15/22	1,060,000
				$2,141,000
			Total Food & Staples Retailing	$2,141,000
			Food, Beverage & Tobacco - 1.1%
			Distillers & Vintners - 0.1%
	470,000		Constellation Brands, Inc., 3.75%, 5/1/21	$460,600
			Agricultural Products - 0.2%
	800,000		Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)	$748,000
			Packaged Foods & Meats - 0.7%
	75,000		Agrokor dd, 8.875%, 2/1/20 (144A)	$81,300
	428,000		Chiquita Brands International, Inc., 7.875%, 2/1/21	461,170
	400,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	404,000
	300,000		FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)	312,750
	1,105,000		Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)	1,052,512
	500,000		MHP SA, 8.25%, 4/2/20 (144A)	400,000
	400,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	403,000
	550,000		Post Holdings, Inc., 7.375%, 2/15/22	559,625
				$3,674,357
			Tobacco - 0.1%
	800,000		Alliance One International, Inc., 9.875%, 7/15/21	$700,000
			Total Food, Beverage & Tobacco	$5,582,957
			Health Care Equipment & Services - 2.2%
			Health Care Supplies - 0.0%+
	100,000		ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$105,500
	100,000		Immucor, Inc., 11.125%, 8/15/19	106,000
				$211,500
			Health Care Distributors - 0.3%
	1,500,000		McKesson Corp., 4.883%, 3/15/44	$1,490,634
			Health Care Services - 0.5%
	1,125,000		Catamaran Corp., 4.75%, 3/15/21	$1,245,938
	1,360,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,337,050
				$2,582,988
			Health Care Facilities - 1.0%
	545,000		Amsurg Corp., 5.625%, 7/15/22	$549,769
	200,000		Capella Healthcare, Inc., 9.25%, 7/1/17	204,750
	1,075,000		CHS, Inc., 8.0%, 11/15/19	1,132,781
	1,000,000		HCA, Inc., 5.375%, 2/1/25	1,016,300
	400,000		Kindred Healthcare, Inc., 6.375%, 4/15/22	399,500
	1,480,000		Tenet Healthcare Corp., 4.375%, 10/1/21	1,446,700
	265,000		Tenet Healthcare Corp., 4.5%, 4/1/21	262,350
				$5,012,150
			Managed Health Care - 0.4%
	1,815,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$1,887,600
			Health Care Technology - 0.0%+
	175,000		MedAssets, Inc., 8.0%, 11/15/18	$181,220
			Total Health Care Equipment & Services	$11,366,092
			Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
			Biotechnology - 0.7%
	2,500,000		Amgen, Inc., 5.375%, 5/15/43	$2,652,935
	600,000		Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	616,200
				$3,269,135
			Pharmaceuticals - 0.3%
	705,000		DPx Holdings BV, 7.5%, 2/1/22 (144A)	$734,962
	875,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)	864,062
				$1,599,024
			Total Pharmaceuticals, Biotechnology & Life Sciences	$4,868,159
			Banks - 2.4%
			Diversified Banks - 2.0%
	800,000	6.38	Banco Santander SA, Floating Rate Note (Perpetual)	$780,202
	400,000		Bank of America Corp., 6.11%, 1/29/37	448,327
	800,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	828,000
	925,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	920,958
	640,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	630,400
	1,500,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	1,477,500
	1,900,000	6.62	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	1,854,400
	525,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	598,914
	500,000		Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	572,709
	425,000	4.00	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 10/15/24 (144A)	435,194
	300,000		VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	269,694
	1,150,000	5.88	Wells Fargo & Co., Floating Rate Note (Perpetual)	1,177,370
				$9,993,668
			Regional Banks - 0.2%
	250,000		HSBC Bank USA NA New York NY, 6.0%, 8/9/17	$271,862
	625,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	692,188
				$964,050
			Thrifts & Mortgage Finance - 0.2%
	1,000,000		Provident Funding Associates LP, 6.75%, 6/15/21 (144A)	$955,000
			Total Banks	$11,912,718
			Diversified Financials - 4.1%
			Other Diversified Financial Services - 1.3%
	1,665,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	$1,729,800
	1,000,000		Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c)	691,055
	2,360,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	2,521,495
	500,000		SUAM Finance BV, 4.875%, 4/17/24 (144A)	503,750
	1,030,000		Summit Midstream Holdings LLC, 7.5%, 7/1/21	1,078,925
	100,000	0.00	Tiers Trust, Floating Rate Note, 10/15/97 (144A)	87,931
				$6,612,956
			Specialized Finance - 0.8%
	500,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$550,086
	1,375,000		Fly Leasing, Ltd., 6.375%, 10/15/21	1,392,188
	720,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	657,900
	725,000		Nationstar Mortgage LLC, 6.5%, 7/1/21	675,156
	700,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)	721,000
				$3,996,330
			Consumer Finance - 0.2%
	250,000		Ally Financial, Inc., 4.625%, 5/19/22	$246,875
	66,670		Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	68,750
	1,035,000		TMX Finance LLC, 8.5%, 9/15/18 (144A)	848,700
				$1,164,325
			Asset Management & Custody Banks - 1.2%
	915,000		Affiliated Managers Group, Inc., 4.25%, 2/15/24	$942,825
	300,000		Blackstone Holdings Finance Co., LLC, 5.0%, 6/15/44 (144A)	300,749
	750,000		Blackstone Holdings Finance Co., LLC, 6.25%, 8/15/42 (144A)	875,468
	500,000		JBS Investment Management, Ltd., 7.25%, 4/3/24	517,500
	1,500,000		KKR Group Finance Co., II LLC, 5.5%, 2/1/43 (144A)	1,518,278
	1,250,000		Legg Mason, Inc., 3.95%, 7/15/24	1,264,089
	500,000		Legg Mason, Inc., 5.625%, 1/15/44	533,470
				$5,952,379
			Investment Banking & Brokerage - 0.6%
	750,000		Morgan Stanley, 4.1%, 5/22/23	$751,402
	250,000		Morgan Stanley, 4.875%, 11/1/22	265,927
	300,000		The Goldman Sachs Group, Inc., 6.45%, 5/1/36	338,523
	225,000		The Goldman Sachs Group, Inc., 6.75%, 10/1/37	263,913
	1,050,000		UBS AG, 7.625%, 8/17/22	1,230,599
				$2,850,364
			Total Diversified Financials	$20,576,354
			Insurance - 7.7%
			Life & Health Insurance - 0.6%
	500,000		Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)	$520,000
	1,500,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	1,585,200
GBP	202,103		TIG FINCO Plc, 8.75%, 4/2/20	314,749
GBP	35,665	N/A	TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)	58,910
	615,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	628,069
				$3,106,928
			Reinsurance - 7.1%
	2,501,147		Altair Re, Variable Rate Notes, 6/30/16	$1,457,168
	1,000,000		Altair Re, Variable Rate Notes, 6/30/17	1,030,000
	600,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15	683,580
	500,000		Arlington Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 8/31/16	503,550
	250,000	3.46	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	254,275
	500,000		Berwick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16	511,100
	750,000	4.37	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	745,725
	1,000,000	6.86	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,003,000
	1,500,000		Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16	1,594,950
	250,000	4.26	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)	242,875
	350,000	3.76	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)	340,725
	400,000		Clarendon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 6/15/16	383,920
	250,000	0.00	Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)	238,100
	250,000	9.00	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	252,150
	1,000,000	5.01	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)	999,900
	1,050,525		Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16	1,059,875
	1,050,000		Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16	1,004,325
	1,000,000	7.43	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	1,006,600
	600,000	6.70	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	541,440
	1,100,000		Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15	1,100,000
	250,000	2.22	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	248,050
	2,100,000		Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/17	2,206,680
	294,350		Hereford Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16	297,912
	250,000	4.51	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	247,725
	350,000	4.52	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	335,440
	650,000	4.77	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	625,820
	250,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18	254,175
	500,000	2.02	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	497,650
	533,600		Muirfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16	537,869
	500,000	11.83	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	496,450
	2,000,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19	2,116,200
	2,000,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19	2,009,800
	2,000,000		Pangaea Re., Variable Rate Notes, 7/1/18	36,000
	1,503,871		PI-4, Series C - 2014, (KANE SAC Ltd.), Variable Rate Notes, 7/7/16	1,506,277
	700,000		Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16	715,540
	800,000	4.51	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	807,840
	500,000	10.01	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	516,300
	1,000,000	3.54	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	974,200
	500,000	3.91	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	494,500
	1,433		Sector Re V, Ltd., Variable Rate Notes, 12/1/18 (144A) (c)	10,324
	500,000		Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (c)	527,150
	1,205		Sector Re V, Ltd., Variable Rate Notes, 3/30/19 (144A) (c)	165,089
	400,000		Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (c)	15,600
	800,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (c)	888,320
	1,200,000		St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16	1,224,480
	550,600		Troon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16	553,738
	2,000,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017	2,095,600
	250,000	2.76	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	253,225
	250,000	2.52	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	252,850
				$35,864,062
			Total Insurance	$38,970,990
			Real Estate - 0.5%
			Office REIT - 0.2%
	1,000,000		DuPont Fabros Technology LP, 5.875%, 9/15/21	$1,012,500
			Specialized REIT - 0.3%
	1,129,903		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$1,115,779
	500,000		Iron Mountain, Inc., 5.75%, 8/15/24	500,312
				$1,616,091
			Total Real Estate	$2,628,591
			Software & Services - 0.7%
			Internet Software & Services - 0.4%
	1,150,000		Bankrate, Inc., 6.125%, 8/15/18 (144A)	$1,115,500
	705,000		j2 Global, Inc., 8.0%, 8/1/20	761,400
	285,000		VeriSign, Inc., 4.625%, 5/1/23	273,956
				$2,150,856
			Data Processing & Outsourced Services - 0.2%
	1,000,000		Cardtronics, Inc., 5.125%, 8/1/22 (144A)	$977,500
			Application Software - 0.1%
	200,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	$202,500
			Total Software & Services	$3,330,856
			Technology Hardware & Equipment - 1.2%
			Computer Hardware Storage & Peripherals - 0.6%
	1,160,000		NCR Corp., 6.375%, 12/15/23	$1,229,600
	1,100,000		Seagate HDD Cayman, 4.75%, 1/1/25 (144A)	1,093,237
	885,000		Seagate HDD Cayman, 4.75%, 6/1/23	898,866
				$3,221,703
			Electronic Components - 0.3%
EURO	300,000		Belden, Inc., 5.5%, 4/15/23	$345,636
	1,360,000		Belden, Inc., 5.5%, 9/1/22 (144A)	1,349,800
				$1,695,436
			Electronic Manufacturing Services - 0.3%
	585,000		Flextronics International, Ltd., 4.625%, 2/15/20	$598,162
	695,000		Flextronics International, Ltd., 5.0%, 2/15/23	708,587
				$1,306,749
			Total Technology Hardware & Equipment	$6,223,888
			Semiconductors & Semiconductor Equipment - 0.3%
			Semiconductor Equipment - 0.2%
	1,000,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	$1,027,500
			Semiconductors - 0.1%
	220,000		Advanced Micro Devices, Inc., 6.75%, 3/1/19	$199,650
	320,000		Advanced Micro Devices, Inc., 7.5%, 8/15/22	282,400
				$482,050
			Total Semiconductors & Semiconductor Equipment	$1,509,550
			Telecommunication Services - 2.9%
			Integrated Telecommunication Services - 1.8%
	2,000,000		AT&T, Inc., 3.9%, 3/11/24	$2,016,960
	150,000		CenturyLink, Inc., 7.6%, 9/15/39	135,938
	1,300,000		CenturyLink, Inc., 7.65%, 3/15/42	1,176,500
	250,000		Frontier Communications Corp., 7.625%, 4/15/24	220,625
	500,000		Frontier Communications Corp., 8.75%, 4/15/22	495,000
	200,000		Frontier Communications Corp., 9.0%, 8/15/31	182,000
	200,000		Ooredoo International Finance, Ltd., 3.875%, 1/31/28 (144A)	190,000
	2,500,000		Verizon Communications, Inc., 4.15%, 3/15/24	2,566,030
	576,000		Verizon Communications, Inc., 5.012%, 8/21/54	528,530
	576,000		Verizon Communications, Inc., 6.55%, 9/15/43	673,778
	1,305,000		Windstream Corp., 7.5%, 6/1/22	1,146,769
				$9,332,130
			Wireless Telecommunication Services - 1.1%
	1,225,000		Sprint Corp., 7.125%, 6/15/24	$1,136,310
	1,000,000		Sprint Corp., 7.25%, 9/15/21	975,000
	400,000		T-Mobile USA, Inc., 6.0%, 3/1/23	409,500
	490,000		T-Mobile USA, Inc., 6.542%, 4/28/20	513,025
	1,500,000		T-Mobile USA, Inc., 6.625%, 4/1/23	1,558,125
	300,000		Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)	301,461
	200,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	195,500
	400,000		WCP Issuer LLC, 6.657%, 8/15/20 (144A)	423,304
				$5,512,225
			Total Telecommunication Services	$14,844,355
			Utilities - 1.9%
			Electric Utilities - 1.2%
	1,000,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	$1,001,250
	150,000		Enel Finance International NV, 5.125%, 10/7/19 (144A)	164,444
	1,190,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	1,365,525
	900,000		Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)	956,808
	75,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	82,800
	1,880,000		Talen Energy Supply LLC, 5.125%, 7/15/19 (144A)	1,842,400
	500,000		Talen Energy Supply LLC, 6.5%, 6/1/25 (144A)	500,000
				$5,913,227
			Gas Utilities - 0.0%+
	300,000		Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)	$294,750
			Independent Power Producers & Energy Traders - 0.7%
	100,000		Inkia Energy, Ltd., 8.375%, 4/4/21 (144A)	$107,480
	1,000,000		Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)	838,750
	850,000		InterGen NV, 7.0%, 6/30/23 (144A)	756,500
	500,000		NRG Energy, Inc., 6.25%, 5/1/24	496,250
	900,000		NRG Energy, Inc., 7.625%, 1/15/18	986,625
	200,000		NRG Energy, Inc., 8.25%, 9/1/20	209,500
				$3,395,105
			Total Utilities	$9,603,082
			TOTAL CORPORATE BONDS
			(Cost $221,950,869)	$218,917,952

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.2%
	5,457,340		Fannie Mae, 3.5%, 5/1/44	$5,630,492
	1,053,909		Fannie Mae, 4.0%, 5/1/44	1,116,694
	473,236		Fannie Mae, 4.0%, 9/1/43	504,149
	1,006,974		Fannie Mae, 4.5%, 9/1/39	1,090,675
	816,623		Fannie Mae, 4.5%, 9/1/40	885,172
	765,829		Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	829,486
	16,540,738		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	16,131,083
				$26,187,751
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $25,999,908)	$26,187,751

			FOREIGN GOVERNMENT BONDS - 0.5%
	1,700,000		Commonwealth of the Bahamas, 5.75%, 1/16/24 (144A)	$1,844,500
	405,000		Kenya Government International Bond, 5.875%, 6/24/19 (144A)	413,505
				$2,258,005
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $2,102,430)	$2,258,005

			SENIOR FLOATING RATE LOAN INTERESTS - 21.6%**
			Energy - 1.1%
			Oil & Gas Drilling - 0.2%
	707,622	6.00	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$578,835
	50,472	5.75	Offshore Group Investment, Ltd., Term Loan, 3/28/19	31,198
	205,403	4.50	Pacific Drilling SA, Term Loan, 6/3/18	167,061
	287,825	3.75	Paragon Offshore Finance, Term Loan, 7/16/21	222,105
				$999,199
			Oil & Gas Equipment & Services - 0.3%
	1,388,112	8.38	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	$1,065,376
	246,243	3.88	Fieldwood Energy LLC, Closing Date Loan, 9/25/18	234,977
				$1,300,353
			Integrated Oil & Gas - 0.3%
	1,026,327	5.25	ExGen Renewables I LLC, Term Loan, 2/5/21	$1,036,590
	17,865	4.50	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	17,820
	837,250	4.00	Seadrill Operating LP, Initial Term Loan, 2/14/21	636,011
				$1,690,421
			Oil & Gas Exploration & Production - 0.0%+
	176,667	3.50	EP Energy LLC, Tranche B-3 Loan, 5/24/18	$175,562
			Oil & Gas Refining & Marketing - 0.2%
	1,080,649	4.25	Pilot Travel Centers LLC, Initial Tranche B, 9/30/21	$1,094,639
			Coal & Consumable Fuels - 0.1%
	249,073	5.50	Foresight Energy LLC, Term Loan, 8/21/20	$247,205
			Total Energy	$5,507,379
			Materials - 2.2%
			Commodity Chemicals - 0.3%
	572,125	4.75	Eco Services Operations, Initial Term Loan, 10/8/21	$570,695
	738,750	5.00	Nexeo Solutions LLC, Term Loan B-3, 9/9/17	729,824
				$1,300,519
			Diversified Chemicals - 0.0%+
	237,875	3.75	Tata Chemicals North America, Inc., Term Loan, 8/7/20	$237,797
			Specialty Chemicals - 0.9%
	1,945,000	0.27	A. Schulman, Inc., Bridge Facility, 3/25/16	$1,945,000
	1,428,443	4.50	MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20	1,433,651
	682,500	4.00	PQ Corp., 2014 Term Loan, 8/7/17	682,671
	171,918	2.75	WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21	171,964
	477,744	2.75	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	477,872
				$4,711,158
			Metal & Glass Containers - 0.1%
	300,000	4.50	Coveris Holdings SA US, 1st Lien Term Loan B-1, 5/8/19	$301,062
			Paper Packaging - 0.1%
	200,338	8.00	Caraustar Industries, Inc., Term Loan, 5/1/19	$201,339
	23,862	4.50	Coveris Holdings SA, USD Term Loan, 4/14/19	23,957
	246,875	4.25	Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20	246,463
				$471,759
			Aluminum - 0.1%
	541,750	5.50	TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20	$537,687
			Diversified Metals & Mining - 0.0%+
	221,199	3.75	Fortescue Metals Group, Ltd., Bank Loan, 6/30/19	$196,937
			Steel - 0.3%
	347,375	7.50	Essar Steel Algoma Inc., Initial Term Loan, 8/9/19	$318,137
	389,976	4.75	JMC Steel Group, Inc., Term Loan, 4/1/17	387,539
	575,000	4.50	TMS International Corp., Term B Loan, 10/2/20	572,844
				$1,278,520
			Paper Products - 0.4%
	1,086,388	6.50	Wausau Paper Co., 1st Lien Term Loan B , 7/20/20	$1,091,128
	982,500	5.75	Appvion, Inc., Term Commitment, 6/28/19	920,070
				$2,011,198
			Total Materials	$11,046,637
			Capital Goods - 2.1%
			Metal & Glass Containers - 0.1%
	328,663	4.75	Pro Mach Group, Inc., Dollar Term Loan, 10/22/21	$330,444
			Aerospace & Defense - 0.7%
	822,932	7.00	Tasc, Inc., 1st Lien Term Loan B-l , 5/23/20	$832,876
	687,677	4.00	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19	666,760
	789,415	3.75	DigitalGlobe, Inc., Term Loan, 1/25/20	791,142
	815,805	6.25	DynCorp International, Inc., Term Loan, 7/7/16	807,988
	212,271	5.75	The SI Organization, Inc., Term Loan (First Lien), 11/19/19	213,300
				$3,312,066
			Building Products - 0.6%
	1,880,000	0.00	Builders Firstsource, Inc., Bridge Loan, 4/13/16 (f)	$1,880,000
	492,500	5.50	Armacell International GmbH, Term Loan B (First Lien), 7/2/20	493,116
	449,184	4.25	NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19	448,809
	260,046	4.25	Unifrax Corp., New Term B Loan, 12/31/19	259,965
				$3,081,890
			Electrical Components & Equipment - 0.0%+
	204,579	5.25	Pelican Products, Inc., Term Loan (First Lien), 4/8/20	$204,579
	45,976	6.00	WireCo WorldGroup, Inc., Term Loan, 2/15/17	46,062
				$250,641
			Industrial Conglomerates - 0.0%+
	17,809	5.00	Kloeckner Pentaplast of America, 1st Lien Term Loan, 4/22/20	$17,887
	41,673	5.00	Kloeckner Pentaplast of America, 1st Lien Term Loan, 4/22/20	41,855
				$59,742
			Construction & Farm Machinery & Heavy Trucks - 0.0%+
	120,000	5.75	Navistar, Inc., Tranche B Term Loan, 8/17/17	$120,375
	110,224	3.50	Terex Corp., U.S. Term Loan, 8/13/21	110,403
				$230,778
			Industrial Machinery - 0.6%
	380,524	4.25	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$372,343
	1,345,000	6.00	NN, Inc., Term Loan, 8/27/21	1,351,709
	420,192	4.25	Schaeffler AG, Facility B-USD, 5/15/20	423,125
	640,845	5.25	Tank Holding Corp., Initial Term Loan, 7/9/19	643,383
				$2,790,560
			Trading Companies & Distributors - 0.1%
	260,000	0.00	Univar Inc., 1st Lien Term Loan B-l, 6/25/22 (f)	$259,756
	264,442	5.01	Univar, Term B Loan, 2/14/17	264,421
	165,030	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	165,236
				$689,413
			Total Capital Goods	$10,745,534
			Commercial Services & Supplies - 0.9%
			Environmental & Facilities Services - 0.6%
	481,567	5.50	Wastequip LLC, Term Loan, 8/9/19	$480,965
	688,897	4.00	WCA Waste Corp., Term Loan, 3/23/18	686,099
	1,906,130	5.00	Wheelabrator, Term B Loan, 10/15/21	1,929,942
	84,291	5.00	Wheelabrator, Term C Loan, 10/15/21	85,344
				$3,182,350
			Diversified Support Services - 0.0%+
	28,475	4.83	IAP Worldwide Services, Inc., Term Loan, 7/18/19	$27,905
			Security & Alarm Services - 0.2%
	52,145	4.00	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20	$52,058
	203,839	4.00	Garda World Security Corp., Term B Loan, 11/1/20	203,499
	249,779	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	250,351
	493,643	4.25	Protection One, Inc., Term Loan (2012), 3/21/19	494,976
				$1,000,884
			Human Resource & Employment Services - 0.1%
	266,138	3.75	On Assignment, Inc., 1st Lien Term Loan B-l, 6/5/22	$266,859
			Total Commercial Services & Supplies	$4,477,998
			Transportation - 0.8%
			Air Freight & Logistics - 0.1%
	171,500	6.75	Ozburn-Hessey Holding Co., LLC, Term Loan, 5/23/19	$171,286
	692,965	5.25	Syncreon Group BV, Term Loan, 9/26/20	590,175
				$761,461
			Airlines - 0.4%
	343,875	3.50	American Airlines, Inc., 1st Lien Term Loan B-l, 6/27/20	$341,296
	175,000	3.75	American Airlines, Inc., 1st Lien Term Loan B-l, 10/10/21	174,891
	170,625	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	170,398
	245,000	3.50	United Airlines, Inc., Class B Term Loan, 4/1/19	245,051
	606,375	3.50	US Airways, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19	605,834
	520,625	3.00	US Airways, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16	520,137
				$2,057,607
			Marine - 0.2%
	874,860	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18	$874,313
				$874,313
			Trucking - 0.1%
	222,750	5.50	Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21	$214,954
	167,857	3.75	Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21	168,522
				$383,476
			Total Transportation	$4,076,857
			Automobiles & Components - 1.8%
			Auto Parts & Equipment - 1.2%
	81,898	0.00	TI Group Automotive Systems LLC, 1st Lien Term Loan B-l, 6/25/22 (f)	$81,796
	553,265	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	555,080
	643,500	4.00	Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21	643,366
	1,707,750	5.50	Henniges Automotive Holdings, Inc., Tranche B Term Loan (First Lien), 6/11/21	1,712,019
	1,431,093	3.75	MPG Holdco I, Inc., Initial Term Loan, 10/20/21	1,431,685
	374,041	4.25	Remy International, Inc., Term B Loan 2013, 3/5/20	374,508
	126,457	4.25	TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21	126,299
	869,469	4.00	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	869,831
				$5,794,584
			Automobile Manufacturers - 0.6%
	1,999,688	3.25	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	$1,997,938
	1,219,054	6.00	Crown Group llc, Term Loan (First Lien), 9/30/20	1,216,007
				$3,213,945
			Total Automobiles & Components	$9,008,529
			Consumer Durables & Apparel - 0.1%
			Home Furnishings - 0.0%+
	99,791	3.50	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	$100,040
			Housewares & Specialties - 0.0%+
	185,078	5.50	World Kitchen LLC, U.S. Term Loan, 3/4/19	$185,541
			Leisure Products - 0.1%
	400,857	3.75	Bombardier Recreational Products, Inc., Term B-2 Loan, 1/30/19	$401,179
			Total Consumer Durables & Apparel	$686,760
			Consumer Services - 1.1%
			Casinos & Gaming - 0.4%
	227,316	4.25	CityCenter Holdings LLC, Term B Loan, 10/16/20	$227,742
	263,250	3.50	MGM Resorts International, Term B Loan, 12/20/19	261,879
	1,616,875	6.00	Scientific Games, Initial Term B-2, 10/1/21	1,617,701
				$2,107,322
			Hotels, Resorts & Cruise Lines - 0.1%
	319,868	3.50	Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20	$320,224
			Leisure Facilities - 0.1%
	410,219	5.50	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20	$395,990
			Restaurants - 0.2%
	277,027	3.75	1011778 BC ULC, Term B-2 Loan, 12/12/21	$277,200
	416,747	4.00	Landry's, Inc., B Term Loan, 4/24/18	418,674
	559,023	4.00	NPC International, Inc., Term Loan, 12/28/18	556,577
				$1,252,451
			Education Services - 0.3%
	785,210	3.75	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$785,946
	125,000	4.00	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21	124,609
	539,344	5.00	Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18	505,635
				$1,416,190
			Specialized Consumer Services - 0.0%+
	312,263	5.00	Protection One, Inc., (aka Apollo Securities, Inc.) 1st Lien Term Loan Bl, 6/19/21	$313,434
			Total Consumer Services	$5,805,611
			Media - 2.1%
			Advertising - 0.2%
	959,222	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18	$924,450
	195,122	4.50	Crossmark Holdings, Inc., Term Loan (First Lien), 12/20/19	176,830
				$1,101,280
			Broadcasting - 0.2%
	498,306	3.75	Gray Television, Inc., Term Loan (First Lien), 6/10/21	$498,981
	234,306	3.25	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	231,157
	341,915	4.00	Tribune Co., Tranche B Term Loan (First Lien), 11/20/20	342,271
				$1,072,409
			Cable & Satellite - 1.1%
	1,015,000	0.00	Charter Communications Operating Co., 1st Lien Bridge Loan, 5/26/16 (f)	$1,015,000
	370,486	3.50	Cequel Communications LLC, Term Loan, 2/14/19	369,442
	490,000	3.00	Charter Communications Operating LLC, Term F Loan, 1/1/21	484,641
	289,851	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	288,161
	997,487	6.75	MediArena Acquisition BV, Dollar Term B Loan (First Lien), 8/6/21	988,759
	601,505	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	600,753
	587,872	3.50	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	582,031
	554,681	3.50	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	549,169
	357,447	3.50	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	353,895
				$5,231,851
			Movies & Entertainment - 0.2%
	420,510	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	$421,120
	202,232	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	201,063
	294,000	3.50	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	293,571
				$915,754
			Publishing - 0.4%
	247,622	7.00	Cengage Learning Acquisitions, Inc., Term Loan, 3/6/20	$248,551
	39,110	4.75	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	39,273
	1,871,500	6.25	McGraw-Hill School Education Holdings LLC, Term B Loan, 12/18/19	1,882,808
				$2,170,632
			Total Media	$10,491,926
			Retailing - 0.5%
			Computer & Electronics Retail - 0.0%+
	528	14.75	Targus Group International, Inc., Term Loan, 5/24/16	$435
			Home Improvement Retail - 0.1%
	635,742	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$625,412
			Specialty Stores - 0.1%
	500,000	4.25	PetSmart, Inc., Tranche B-1 Loan, 3/10/22	$500,085
			Automotive Retail - 0.3%
	1,377,500	5.25	CWGS Group LLC, Term Loan, 2/20/20	$1,386,970
			Total Retailing	$2,512,902
			Food & Staples Retailing - 0.3%
			Food Distributors - 0.0%+
	245,202	4.25	Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20	$234,475
			Food Retail - 0.3%
	892,018	5.38	Albertsons LLC, Term B-2 Loan, 3/21/19	$896,757
	496,749	4.75	New Albertson's, Inc., Term Loan (First Lien), 6/24/21	498,053
				$1,394,810
			Total Food & Staples Retailing	$1,629,285
			Food, Beverage & Tobacco - 0.4%
			Packaged Foods & Meats - 0.4%
	262,050	3.25	HJ Heinz Co., Term B-2 Loan, 3/27/20	$262,410
	467,500	6.75	Hostess Brands, Inc., Term B Loan, 2/25/20	479,188
	172,960	3.00	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	172,433
	942,875	4.50	Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21	941,696
				$1,855,727
			Total Food, Beverage & Tobacco	$1,855,727
			Household & Personal Products - 0.4%
			Household Products - 0.2%
	232,502	4.50	Polarpak, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20	$231,921
	639,992	4.03	SRAM LLC, Term Loan (First Lien), 4/10/20	639,992
				$871,913
			Personal Products - 0.2%
	592,500	4.25	Atrium Innovations, Inc., Term Loan, 1/29/21	$579,909
	750,000	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	746,250
				$1,326,159
			Total Household & Personal Products	$2,198,072
			Health Care Equipment & Services - 2.0%
			Health Care Equipment - 0.3%
	913,438	4.50	Accellent, Inc., Initial Term Loan (First Lien), 2/21/21	$909,631
	389,216	4.50	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	391,223
				$1,300,854
			Health Care Supplies - 0.2%
	434,647	4.00	Halyard Health, Inc., Term Loan, 11/1/21	$438,722
	439,239	5.00	Immucor, Inc., Term B-2 Loan, 8/19/18	441,435
				$880,157
			Health Care Services - 1.0%
	847,816	4.25	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19	$846,226
	487,281	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	484,032
	292,369	6.50	BioScrip, Inc., Term Loan, 7/31/20	290,420
	62,864	3.50	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	62,962
	292,382	4.00	Envision Healthcare Corp., Initial Term Loan, 5/25/18	292,869
	132,691	7.75	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	132,857
	1,147,096	4.25	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21	1,147,096
	86,695	8.00	Rural, Term Loan, 6/30/18	81,168
	987,374	4.50	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	986,449
	738,233	4.25	US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19	738,464
				$5,062,543
			Health Care Facilities - 0.3%
	121,040	3.03	CHS, Incremental 2019 Term G Loan, 12/31/19	$121,192
	222,711	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21	223,283
	487,587	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	488,956
	343,163	5.25	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19	343,378
	20,527	3.75	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	20,533
	490,000	6.75	Steward Health Care System LLC, Term Loan, 4/10/20	486,631
				$1,683,973
			Managed Health Care - 0.0%+
	24,057	9.75	MMM Holdings, Inc., Term Loan, 10/9/17	$19,607
	17,489	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	14,254
				$33,861
			Health Care Technology - 0.2%
	100,000	4.25	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$100,167
	771,963	3.75	Emdeon, Inc., Term B-2 Loan, 11/2/18	773,024
	321,614	4.00	MedAssets, Inc., Term B Loan, 12/13/19	321,811
				$1,195,002
			Total Health Care Equipment & Services	$10,156,390
			Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
			Biotechnology - 0.3%
	925,000	0.00	Lantheus Medical Imaging, Inc., 1st Lien Term Loan B-l, 6/25/22 (f)	$914,594
	684,424	3.50	Alkermes, Inc., 2019 Term Loan, 9/25/19	685,422
				$1,600,016
			Pharmaceuticals - 0.7%
	688,385	4.50	Akorn, Inc., Term Loan B, 11/13/20	$691,397
	438,505	5.00	Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20	437,683
	98,750	3.19	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	98,879
	445,500	4.25	JLL, Initial Dollar Term Loan, 1/23/21	443,432
	916,006	3.50	Prestige Brands, Inc., Term B-3 Loan, 9/3/21	916,006
	298,478	3.04	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	298,250
	728,520	3.50	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	726,972
				$3,612,619
			Total Pharmaceuticals, Biotechnology & Life Sciences	$5,212,635
			Diversified Financials - 0.8%
			Other Diversified Financial Services - 0.5%
	706,036	3.50	Fly Funding II S.a.r.l., Term Loan, 8/9/18	$707,507
	710,500	5.00	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	704,283
	997,481	4.50	Nord Anglia Education, Initial Term Loan, 3/31/21	999,975
	78,745	5.25	WorldPay, Facility B-2-A Term Loan, 8/6/17	79,287
				$2,491,052
			Specialized Finance - 0.2%
	349,116	3.75	Trans Union LLC, 1st Lien Term Loan B-2, 4/9/21	$346,716
	911,805	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	911,045
				$1,257,761
			Investment Banking & Brokerage - 0.1%
	475,000	4.00	MJ Acquistion Co., 1st Lien Term Loan Bl, 5/8/22	$474,994
			Total Diversified Financials	$4,223,807
			Insurance - 0.3%
			Multi-line Insurance - 0.1%
	487,287	5.00	Alliant Holdings I LLC, Initial Term Loan, 12/20/19	$488,201
			Property & Casualty Insurance - 0.2%
	784,301	5.75	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$786,262
			Total Insurance	$1,274,463
			Real Estate - 0.5%
			Retail REIT - 0.3%
	1,654,201	5.50	DTZ U.S. Borrower, LLC, Initial Term Loan, 10/28/21	$1,669,193
			Real Estate Services - 0.2%
	1,132,347	4.50	Altisource Solutions S.a.r.l., Term B Loan, 12/9/20	$1,010,620
			Total Real Estate	$2,679,813
			Software & Services - 1.4%
			Internet Software & Services - 0.1%
	326,150	3.75	Vantiv LLC, Term B Loan, 6/12/21	$327,679
			IT Consulting & Other Services - 0.3%
	124,031	3.75	Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19	$124,589
	1,270,400	5.75	Evergreen Skills Lux S.a.r.l., Initial Term Loan (First Lien), 4/23/21	1,244,652
	113,563	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	113,562
				$1,482,803
			Data Processing & Outsourced Services - 0.2%
	500,000	3.69	First Data Corp., 2018 New Dollar Term Loan, 3/24/18	$499,024
	319,193	3.50	Genpact International, Inc., Term Loan, 8/30/19	320,656
				$819,680
			Application Software - 0.4%
	213,620	4.25	Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21	$213,772
	588,447	4.50	Epiq Systems, Inc., Term Loan, 8/27/20	587,976
	76,767	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	76,959
	214,441	3.75	Infor., Tranche B-5 Term Loan (First Lien), 6/3/20	211,895
	271,023	7.50	Serena Software, Inc., Term Loan, 4/10/20	272,604
	368,872	3.50	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	369,933
	94,584	4.25	Vertafore, Inc., Term Loan (2013), 10/3/19	94,726
				$1,827,865
			Systems Software - 0.2%
	1,243,750	5.75	AVG Technologies N.V., Term Loan, 10/15/20	$1,249,969
			Home Entertainment Software - 0.2%
	1,183,824	5.25	Micro Focus International, Term Loan B, 10/7/21	$1,187,628
			Total Software & Services	$6,895,624
			Technology Hardware & Equipment - 0.3%
			Communications Equipment - 0.0%+
	109,659	3.25	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	$109,768
			Electronic Equipment Manufacturers - 0.1%
	242,434	4.50	Sensus USA, Inc., Term Loan (First Lien), 5/9/17	$241,374
			Electronic Components - 0.2%
	393,750	6.25	FCI - Fidji Luxembourg Bc4 S.a.r.l. , Term Loan, 12/19/20	$394,242
	572,400	3.25	Generac Power Systems, Inc., Term Loan B, 5/31/20	568,584
				$962,826
			Total Technology Hardware & Equipment	$1,313,968
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductors - 0.1%
	258,305	3.75	Avago Technologies, Ltd., Tranche B Term Loan (First Lien), 4/16/21	$259,039
	155,398	2.78	Microsemi Corp., Term Loan (First Lien), 3/14/21	155,631
				$414,670
			Total Semiconductors & Semiconductor Equipment	$414,670
			Telecommunication Services - 0.8%
			Integrated Telecommunication Services - 0.5%
	1,400,000	0.00	Level 3 Financing, Inc., 1st Lien Term Loan B-2, 5/31/22 (f)	$1,391,688
	531,924	3.50	Virgin Media, Inc., 1st Lien Term Loan F-1, 6/30/23	527,436
	491,744	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20	478,835
	366,334	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	365,800
				$2,763,759
			Wireless Telecommunication Services - 0.3%
	648,856	3.00	Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21	$646,180
	239,957	4.00	Syniverse Holdings, Inc., Initial Term Loan, 4/23/19	227,359
	484,761	4.00	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	459,311
				$1,332,850
			Total Telecommunication Services	$4,096,609
			Utilities - 0.6%
			Electric Utilities - 0.4%
	1,347,096	4.75	Atlantic Power LP, Term Loan, 2/20/21	$1,352,148
	524,300	3.00	Calpine Construction Finance Co., LP, Term B-1 Loan, 5/3/20	515,999
				$1,868,147
			Independent Power Producers & Energy Traders - 0.2%
	438,113	4.00	Calpine Corp., Term Loan, 9/27/19	$438,631
	301,538	4.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	302,449
	210,560	3.75	NSG Holdings LLC, New Term Loan, 12/11/19	210,033
				$951,113
			Total Utilities	$2,819,260
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $110,073,432)	$109,130,456

			TEMPORARY CASH INVESTMENTS - 0.7%
			Commercial Paper - 0.3%
	1,265,000		Kinder Morgan, Inc., Commercial Paper, 7/1/15 (c)	$1,264,985

			Repurchase Agreements - 0.4%
	615,000		$615,000 Bank of Nova Scotia, 0.14%, dated 6/30/15 plus accrued interest on 7/1/15
			collateralized by the following:
			$603,037 Freddie Mac Giant, 3.0%, 7/1/30
			$1,039 Federal National Mortgage Association, 4.0%, 10/1/44	$615,000

	1,805,000		$1,805,000 RBC Capital Markets, Inc., 0.10%, dated 6/30/15 plus accrued interest on
			7/1/15 collateralized by the following:
			$1,668,564 Federal National Mortgage Association, 3.617-4.867%, 9/1/33-6/1/41
			$172,536 Federal National Mortgage Association (ARM), 3.0-4.5%, 2/1/26-12/1/44	1,805,000
				$2,420,000
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $3,685,000)	$3,684,985

			TOTAL INVESTMENT IN SECURITIES - 92.5%
			(Cost $470,156,942) (a)	$466,789,663

			OTHER ASSETS & LIABILITIES - 7.5%	$37,646,464

			TOTAL NET ASSETS - 100.0%	$504,436,127

	*		Non-income producing security.

	+		Amount rounds to less than 0.1%.

	REIT		Real Estate Investment Trust.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe or event-linked bond. At June 30, 2015, the value of these securities amounted to $11,374,840 or 2.3% of total net assets.

	(Perpetual)		Security with no stated maturity date.

	REMICS		Real Estate Mortgage Investment Conduits.

	(PIK)		Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2015, the value of these securities amounted to $130,027,068 or 25.8% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At June 30, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $470,156,942 was as follows:

			Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	6,815,173

			Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,182,452)

			Net unrealized depreciation	$ (3,367,279)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

	(d)		Security is in default and is non-income producing.

	(e)		Structured reinsurance investment. At June 30, 2015, the value of these securities amounted to $24,495,472 or 4.9% of total net assets.

	(f)		Rate to be determined.

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	EURO		Euro
	NOK		Norwegian Krone.
	GBP		British Pound Sterling

	CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

	Notional Principal ($)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date		Premiums (Received)	Net Unrealized Appreciation (Depreciation)
	(100,676,300)	Chicago Mercentile Exchange	Markit CDX North America High Yield Index	5.00%	12/20/19		$(6,267,794)	$(1,576,762)
	(10,211,850)	Chicago Mercentile Exchange	Markit CDX North America High Yield Index	5.00%	6/20/20		(755,779)	112,361
							(7,023,573)	(1,464,401)
	CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (4)		Expiration Date	Premiums (Received)	Net Unrealized Appreciation (Depreciation)
	250,000	J.P. Morgan Securities LLC	American Axle & Manufacturing Co.,	5.00%	B	+	12/20/17	$(7,500)	$33,157
	2,000,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling Co.	1.00%	BBB+		12/20/19	(74,553)	(76,279)
								(82,053)	$(43,122)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Notes 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Notes 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements - Notes 1A.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds
	Materials
	Steel	$-	$-	$18,873	$18,873
	All Other Convertible Corproate Bonds	-	4,665,698	-	4,665,698
	Preferred Stocks
	Diversified Financials
	Consumer Finance	-	812,375	-	812,375
	Insurance
	Reinsurance	-	-	6,250	6,250
	Real Estate
	Diversified REIT	-	494,000	-	494,000
	All Other Preferred Stocks	6,175,568	-	-	6,175,568
	Convertible Preferred Stocks
	Energy
	Oil & Gas Exploration & Production	-	817,781	-	817,781
	Consumer Durables & Apparel
	Home Furnishings	-	1,112,452	-	1,112,452
	Food, Beverage & Tobacco
	Packaged Foods & Meats	-	84,250	-	84,250
	All Other Convertible Preferred Stocks	1,233,750	-	-	1,233,750
	Common Stocks
	Capital Goods
	Industrial Machinery	-	-	31	31
	Commercial Services & Supplies
	Diversified Support Services	-	2,876	-	2,876
	Insurance
	Life & Health Insurance	-	-	8,758	8,758
	All Other Common Stocks	238,570	-	-	238,570
	Asset Backed Securities	-	19,628,836	-	19,628,836
	Collateralized Mortgage Obligations	-	71,310,446	-	71,310,446
	Corporate Bonds
	Materials
	Steel	-	3,399,764	22,001	3,421,765
	Capital Goods
	Industrial Machinery	-	2,821,292	71,890	2,893,182
	Diversified Financials
	Other Diversified Financial Services	-	5,833,970	778,986	6,612,956
	Insurance
	Reinsurance	-	11,374,840	24,489,222	35,864,062
	All Other Corporate Bonds	-	170,125,987	-	170,125,987
	U.S. Government and Agency Obligations	-	26,187,751	-	26,187,751
	Foreign Government Bonds	-	2,258,005	-	2,258,005
	Senior Floating Rate Loan Interests	-	109,130,456	-	109,130,456
	Repurchase Agreements	-	2,420,000	-	2,420,000
	Commercial Paper	-	1,264,985	-	1,264,985
	Total	$7,647,888	$433,745,764	$25,396,011	$466,789,663

	Other Financial Instruments
	Net unrealized depreciation on centrally cleared credit default swaps	$-	$(1,464,401)	$-	$(1,464,401)
	Net unrealized depreciation on credit default swaps	-	(43,122)	-	(43,122)
	Net unrealized depreciation on futures contracts	126,800	-	-	126,800
	Net unrealized appreciation on forward foreign currency contracts	-	12,558	-	12,558
	Net unrealized depreciation on forward foreign currency contracts	-	(2,647)	-	(2,647)
	Total	$126,800	$(1,497,612)	$-	$(1,370,812)

Following is a reconciliation of assets using significant unobservable inputs (Level 3):
		Convertible Corporate Bonds	Preferred Stocks	Common Stocks	Corporate Bonds	Total
	Balance as of 3/31/15	$18,194	$2,494,900	$31	$24,273,166	$26,786,291
	Realized gain (loss)1	-	-	-	(2,092)	(2,092)
	Change in unrealized appreciation (depreciation)2	679	(308,250)	491	(2,587,072)	(2,894,152)
	Purchases	-	-	8,267	3,198,600	3,206,867
	Sales	-	-	-	(1,700,903)	(1,700,903)
	Transfers in to Level 3 *	-	-	-	-	-
	Transfers out of Level 3 *	-	-	-	-	-
	Transfers in and out of Level 3 activity	-	(2,180,400)	-	2,180,400	-
	Balance as of 6/30/15	$18,873	$6,250	$8,789	$25,362,099	$25,396,011

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2015, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 6/30/15	$(2,894,152)

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust X By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 1, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 1, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 1, 2015 * Print the name and title of each signing officer under his or her signature.